UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07820

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	03-31-2026

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)

ANNUAL SHAREHOLDER REPORT
Equity Income Fund

Investor Class (TWEIX)	March 31, 2026

This annual shareholder report contains important information about Equity Income Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$99	0.94%

What were the key factors that affected the fund’s performance?
Equity Income Fund Investor Class returned 10.68% for the reporting period ended March 31, 2026.
The fund seeks current income. Capital appreciation is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 3000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	The key contribution to performance came from stock choices in the health care sector. The main source of strength and the number two overall contributor was pharmaceutical and health care products company Johnson & Johnson. The company reported strong guidance for 2026, lower-than-expected tariff impacts and a strong pipeline of products in development.
•	Investment choices in the financials sector also aided to performance. In particular, not owning Berkshire Hathaway contributed meaningfully to relative results as the conglomerate’s shares declined during the period amid challenges to its insurance segment and the retirement of its long-time head, famed investor Warren Buffett.
•	Positioning in the consumer staples sector detracted most from performance. Personal care products company Kenvue was the leading overall detractor due to negative press associated with the administration’s claims about potential ties between the usage of Tylenol, a large Kenvue brand, during pregnancy and autism. Though disappointing, we believe the issue is manageable for Kenvue.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	10.68%	7.45%	8.71%
Regulatory Index
Russell 3000	18.09%	10.87%	13.72%
Performance Index
Russell 3000 Value	16.37%	9.19%	10.52%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$6,295,126,500
Management Fees (dollars paid during the reporting period)	$54,082,596
Portfolio Turnover Rate	38%
Total Number of Portfolio Holdings	118

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	78.9%
Preferred Securities	6.9%
Convertible Bonds	6.2%
Equity-Linked Notes	4.7%
Convertible Preferred Securities	1.3%
Exchange-Traded Funds	0.3%
Short-Term Investments	1.5%
Other Assets and Liabilities	0.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076100

ANNUAL SHAREHOLDER REPORT
Equity Income Fund

I Class (ACIIX)	March 31, 2026

This annual shareholder report contains important information about Equity Income Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$78	0.74%

What were the key factors that affected the fund’s performance?
Equity Income Fund I Class returned 10.99% for the reporting period ended March 31, 2026.
The fund seeks current income. Capital appreciation is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 3000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	The key contribution to performance came from stock choices in the health care sector. The main source of strength and the number two overall contributor was pharmaceutical and health care products company Johnson & Johnson. The company reported strong guidance for 2026, lower-than-expected tariff impacts and a strong pipeline of products in development.
•	Investment choices in the financials sector also aided to performance. In particular, not owning Berkshire Hathaway contributed meaningfully to relative results as the conglomerate’s shares declined during the period amid challenges to its insurance segment and the retirement of its long-time head, famed investor Warren Buffett.
•	Positioning in the consumer staples sector detracted most from performance. Personal care products company Kenvue was the leading overall detractor due to negative press associated with the administration’s claims about potential ties between the usage of Tylenol, a large Kenvue brand, during pregnancy and autism. Though disappointing, we believe the issue is manageable for Kenvue.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	10.99%	7.65%	8.93%
Regulatory Index
Russell 3000	18.09%	10.87%	13.72%
Performance Index
Russell 3000 Value	16.37%	9.19%	10.52%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$6,295,126,500
Management Fees (dollars paid during the reporting period)	$54,082,596
Portfolio Turnover Rate	38%
Total Number of Portfolio Holdings	118

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	78.9%
Preferred Securities	6.9%
Convertible Bonds	6.2%
Equity-Linked Notes	4.7%
Convertible Preferred Securities	1.3%
Exchange-Traded Funds	0.3%
Short-Term Investments	1.5%
Other Assets and Liabilities	0.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076209

ANNUAL SHAREHOLDER REPORT
Equity Income Fund

Y Class (AEIYX)	March 31, 2026

This annual shareholder report contains important information about Equity Income Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$62	0.59%

What were the key factors that affected the fund’s performance?
Equity Income Fund Y Class returned 11.14% for the reporting period ended March 31, 2026.
The fund seeks current income. Capital appreciation is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 3000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	The key contribution to performance came from stock choices in the health care sector. The main source of strength and the number two overall contributor was pharmaceutical and health care products company Johnson & Johnson. The company reported strong guidance for 2026, lower-than-expected tariff impacts and a strong pipeline of products in development.
•	Investment choices in the financials sector also aided to performance. In particular, not owning Berkshire Hathaway contributed meaningfully to relative results as the conglomerate’s shares declined during the period amid challenges to its insurance segment and the retirement of its long-time head, famed investor Warren Buffett.
•	Positioning in the consumer staples sector detracted most from performance. Personal care products company Kenvue was the leading overall detractor due to negative press associated with the administration’s claims about potential ties between the usage of Tylenol, a large Kenvue brand, during pregnancy and autism. Though disappointing, we believe the issue is manageable for Kenvue.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	11.14%	7.80%	8.19%	4/10/17
Regulatory Index
Russell 3000	18.09%	10.87%	13.31%	—
Performance Index
Russell 3000 Value	16.37%	9.19%	9.57%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$6,295,126,500
Management Fees (dollars paid during the reporting period)	$54,082,596
Portfolio Turnover Rate	38%
Total Number of Portfolio Holdings	118

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	78.9%
Preferred Securities	6.9%
Convertible Bonds	6.2%
Equity-Linked Notes	4.7%
Convertible Preferred Securities	1.3%
Exchange-Traded Funds	0.3%
Short-Term Investments	1.5%
Other Assets and Liabilities	0.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508F810

ANNUAL SHAREHOLDER REPORT
Equity Income Fund

A Class (TWEAX)	March 31, 2026

This annual shareholder report contains important information about Equity Income Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$125	1.19%

What were the key factors that affected the fund’s performance?
Equity Income Fund A Class returned 10.54% for the reporting period ended March 31, 2026.
The fund seeks current income. Capital appreciation is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 3000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	The key contribution to performance came from stock choices in the health care sector. The main source of strength and the number two overall contributor was pharmaceutical and health care products company Johnson & Johnson. The company reported strong guidance for 2026, lower-than-expected tariff impacts and a strong pipeline of products in development.
•	Investment choices in the financials sector also aided to performance. In particular, not owning Berkshire Hathaway contributed meaningfully to relative results as the conglomerate’s shares declined during the period amid challenges to its insurance segment and the retirement of its long-time head, famed investor Warren Buffett.
•	Positioning in the consumer staples sector detracted most from performance. Personal care products company Kenvue was the leading overall detractor due to negative press associated with the administration’s claims about potential ties between the usage of Tylenol, a large Kenvue brand, during pregnancy and autism. Though disappointing, we believe the issue is manageable for Kenvue.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	10.54%	7.18%	8.45%
A Class - with sales charge	4.18%	5.92%	7.80%
Regulatory Index
Russell 3000	18.09%	10.87%	13.72%
Performance Index
Russell 3000 Value	16.37%	9.19%	10.52%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$6,295,126,500
Management Fees (dollars paid during the reporting period)	$54,082,596
Portfolio Turnover Rate	38%
Total Number of Portfolio Holdings	118

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	78.9%
Preferred Securities	6.9%
Convertible Bonds	6.2%
Equity-Linked Notes	4.7%
Convertible Preferred Securities	1.3%
Exchange-Traded Funds	0.3%
Short-Term Investments	1.5%
Other Assets and Liabilities	0.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076407

ANNUAL SHAREHOLDER REPORT
Equity Income Fund

C Class (AEYIX)	March 31, 2026

This annual shareholder report contains important information about Equity Income Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$203	1.94%

What were the key factors that affected the fund’s performance?
Equity Income Fund C Class returned 9.61% for the reporting period ended March 31, 2026.
The fund seeks current income. Capital appreciation is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 3000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	The key contribution to performance came from stock choices in the health care sector. The main source of strength and the number two overall contributor was pharmaceutical and health care products company Johnson & Johnson. The company reported strong guidance for 2026, lower-than-expected tariff impacts and a strong pipeline of products in development.
•	Investment choices in the financials sector also aided to performance. In particular, not owning Berkshire Hathaway contributed meaningfully to relative results as the conglomerate’s shares declined during the period amid challenges to its insurance segment and the retirement of its long-time head, famed investor Warren Buffett.
•	Positioning in the consumer staples sector detracted most from performance. Personal care products company Kenvue was the leading overall detractor due to negative press associated with the administration’s claims about potential ties between the usage of Tylenol, a large Kenvue brand, during pregnancy and autism. Though disappointing, we believe the issue is manageable for Kenvue.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	9.61%	6.39%	7.64%
Regulatory Index
Russell 3000	18.09%	10.87%	13.72%
Performance Index
Russell 3000 Value	16.37%	9.19%	10.52%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$6,295,126,500
Management Fees (dollars paid during the reporting period)	$54,082,596
Portfolio Turnover Rate	38%
Total Number of Portfolio Holdings	118

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	78.9%
Preferred Securities	6.9%
Convertible Bonds	6.2%
Equity-Linked Notes	4.7%
Convertible Preferred Securities	1.3%
Exchange-Traded Funds	0.3%
Short-Term Investments	1.5%
Other Assets and Liabilities	0.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076746

ANNUAL SHAREHOLDER REPORT
Equity Income Fund

R Class (AEURX)	March 31, 2026

This annual shareholder report contains important information about Equity Income Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$151	1.44%

What were the key factors that affected the fund’s performance?
Equity Income Fund R Class returned 10.08% for the reporting period ended March 31, 2026.
The fund seeks current income. Capital appreciation is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 3000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	The key contribution to performance came from stock choices in the health care sector. The main source of strength and the number two overall contributor was pharmaceutical and health care products company Johnson & Johnson. The company reported strong guidance for 2026, lower-than-expected tariff impacts and a strong pipeline of products in development.
•	Investment choices in the financials sector also aided to performance. In particular, not owning Berkshire Hathaway contributed meaningfully to relative results as the conglomerate’s shares declined during the period amid challenges to its insurance segment and the retirement of its long-time head, famed investor Warren Buffett.
•	Positioning in the consumer staples sector detracted most from performance. Personal care products company Kenvue was the leading overall detractor due to negative press associated with the administration’s claims about potential ties between the usage of Tylenol, a large Kenvue brand, during pregnancy and autism. Though disappointing, we believe the issue is manageable for Kenvue.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	10.08%	6.91%	8.16%
Regulatory Index
Russell 3000	18.09%	10.87%	13.72%
Performance Index
Russell 3000 Value	16.37%	9.19%	10.52%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$6,295,126,500
Management Fees (dollars paid during the reporting period)	$54,082,596
Portfolio Turnover Rate	38%
Total Number of Portfolio Holdings	118

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	78.9%
Preferred Securities	6.9%
Convertible Bonds	6.2%
Equity-Linked Notes	4.7%
Convertible Preferred Securities	1.3%
Exchange-Traded Funds	0.3%
Short-Term Investments	1.5%
Other Assets and Liabilities	0.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076670

ANNUAL SHAREHOLDER REPORT
Equity Income Fund

R5 Class (AEIUX)	March 31, 2026

This annual shareholder report contains important information about Equity Income Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$78	0.74%

What were the key factors that affected the fund’s performance?
Equity Income Fund R5 Class returned 10.89% for the reporting period ended March 31, 2026.
The fund seeks current income. Capital appreciation is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 3000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	The key contribution to performance came from stock choices in the health care sector. The main source of strength and the number two overall contributor was pharmaceutical and health care products company Johnson & Johnson. The company reported strong guidance for 2026, lower-than-expected tariff impacts and a strong pipeline of products in development.
•	Investment choices in the financials sector also aided to performance. In particular, not owning Berkshire Hathaway contributed meaningfully to relative results as the conglomerate’s shares declined during the period amid challenges to its insurance segment and the retirement of its long-time head, famed investor Warren Buffett.
•	Positioning in the consumer staples sector detracted most from performance. Personal care products company Kenvue was the leading overall detractor due to negative press associated with the administration’s claims about potential ties between the usage of Tylenol, a large Kenvue brand, during pregnancy and autism. Though disappointing, we believe the issue is manageable for Kenvue.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	10.89%	7.64%	8.02%	4/10/17
Regulatory Index
Russell 3000	18.09%	10.87%	13.31%	—
Performance Index
Russell 3000 Value	16.37%	9.19%	9.57%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$6,295,126,500
Management Fees (dollars paid during the reporting period)	$54,082,596
Portfolio Turnover Rate	38%
Total Number of Portfolio Holdings	118

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	78.9%
Preferred Securities	6.9%
Convertible Bonds	6.2%
Equity-Linked Notes	4.7%
Convertible Preferred Securities	1.3%
Exchange-Traded Funds	0.3%
Short-Term Investments	1.5%
Other Assets and Liabilities	0.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508F703

ANNUAL SHAREHOLDER REPORT
Equity Income Fund

R6 Class (AEUDX)	March 31, 2026

This annual shareholder report contains important information about Equity Income Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$62	0.59%

What were the key factors that affected the fund’s performance?
Equity Income Fund R6 Class returned 11.14% for the reporting period ended March 31, 2026.
The fund seeks current income. Capital appreciation is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 3000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	The key contribution to performance came from stock choices in the health care sector. The main source of strength and the number two overall contributor was pharmaceutical and health care products company Johnson & Johnson. The company reported strong guidance for 2026, lower-than-expected tariff impacts and a strong pipeline of products in development.
•	Investment choices in the financials sector also aided to performance. In particular, not owning Berkshire Hathaway contributed meaningfully to relative results as the conglomerate’s shares declined during the period amid challenges to its insurance segment and the retirement of its long-time head, famed investor Warren Buffett.
•	Positioning in the consumer staples sector detracted most from performance. Personal care products company Kenvue was the leading overall detractor due to negative press associated with the administration’s claims about potential ties between the usage of Tylenol, a large Kenvue brand, during pregnancy and autism. Though disappointing, we believe the issue is manageable for Kenvue.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	11.14%	7.83%	9.10%
Regulatory Index
Russell 3000	18.09%	10.87%	13.72%
Performance Index
Russell 3000 Value	16.37%	9.19%	10.52%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$6,295,126,500
Management Fees (dollars paid during the reporting period)	$54,082,596
Portfolio Turnover Rate	38%
Total Number of Portfolio Holdings	118

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	78.9%
Preferred Securities	6.9%
Convertible Bonds	6.2%
Equity-Linked Notes	4.7%
Convertible Preferred Securities	1.3%
Exchange-Traded Funds	0.3%
Short-Term Investments	1.5%
Other Assets and Liabilities	0.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076373

ANNUAL SHAREHOLDER REPORT
Equity Income Fund

G Class (AEIMX)	March 31, 2026

This annual shareholder report contains important information about Equity Income Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

What were the key factors that affected the fund’s performance?
Equity Income Fund G Class returned 11.77% for the reporting period ended March 31, 2026.
The fund seeks current income. Capital appreciation is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 3000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	The key contribution to performance came from stock choices in the health care sector. The main source of strength and the number two overall contributor was pharmaceutical and health care products company Johnson & Johnson. The company reported strong guidance for 2026, lower-than-expected tariff impacts and a strong pipeline of products in development.
•	Investment choices in the financials sector also aided to performance. In particular, not owning Berkshire Hathaway contributed meaningfully to relative results as the conglomerate’s shares declined during the period amid challenges to its insurance segment and the retirement of its long-time head, famed investor Warren Buffett.
•	Positioning in the consumer staples sector detracted most from performance. Personal care products company Kenvue was the leading overall detractor due to negative press associated with the administration’s claims about potential ties between the usage of Tylenol, a large Kenvue brand, during pregnancy and autism. Though disappointing, we believe the issue is manageable for Kenvue.

Cumulative Performance (based on an initial $10,000 investment)
August 1, 2019 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
G Class	11.77%	8.43%	8.60%	8/1/19
Regulatory Index
Russell 3000	18.09%	10.87%	13.78%	—
Performance Index
Russell 3000 Value	16.37%	9.19%	10.58%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$6,295,126,500
Management Fees (dollars paid during the reporting period)	$54,082,596
Portfolio Turnover Rate	38%
Total Number of Portfolio Holdings	118

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	78.9%
Preferred Securities	6.9%
Convertible Bonds	6.2%
Equity-Linked Notes	4.7%
Convertible Preferred Securities	1.3%
Exchange-Traded Funds	0.3%
Short-Term Investments	1.5%
Other Assets and Liabilities	0.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508F687

ANNUAL SHAREHOLDER REPORT
Focused Large Cap Value Fund

Investor Class (ALVIX)	March 31, 2026

This annual shareholder report contains important information about Focused Large Cap Value Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$88	0.83%

What were the key factors that affected the fund’s performance?
Focused Large Cap Value Fund Investor Class returned 12.02% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 1000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence (AI)-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	The key contribution to performance came from stock selection in the consumer discretionary sector. A key source of relative strength was a lack of exposure to Amazon.com. The stock underperformed as investors worried about the uncertain payoff for the firm's record spending on AI to support its cloud computing business.
•	Stock choices in the communication services sector also aided performance, led by positions in the interactive media and services industry. Here, it helped most to have no exposure to Facebook's parent Meta Platforms. The stock lagged amid fears of rising regulatory and legal risk, as well as investor skepticism toward the firm's AI strategy and spending commitments.
•	Positioning in the consumer staples sector detracted most from performance. Personal care products company Kenvue was the leading overall detractor due to negative press associated with the administration’s claims about potential ties between the usage of Tylenol, a large Kenvue brand, during pregnancy and autism. Though disappointing, we believe the issue is manageable for Kenvue.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	12.02%	9.22%	9.90%
Regulatory Index
Russell 1000	17.74%	11.34%	13.97%
Performance Index
Russell 1000 Value	15.87%	9.43%	10.58%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,772,776,803
Management Fees (dollars paid during the reporting period)	$5,370,529
Portfolio Turnover Rate	84%
Total Number of Portfolio Holdings	51

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.3%	Oil, Gas and Consumable Fuels	7%
Short-Term Investments	1.5%	Banks	7%
Other Assets and Liabilities	0.2%	Health Care Equipment and Supplies	7%
		Insurance	6%
		Capital Markets	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076795

ANNUAL SHAREHOLDER REPORT
Focused Large Cap Value Fund

I Class (ALVSX)	March 31, 2026

This annual shareholder report contains important information about Focused Large Cap Value Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$67	0.63%

What were the key factors that affected the fund’s performance?
Focused Large Cap Value Fund I Class returned 12.11% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 1000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence (AI)-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	The key contribution to performance came from stock selection in the consumer discretionary sector. A key source of relative strength was a lack of exposure to Amazon.com. The stock underperformed as investors worried about the uncertain payoff for the firm's record spending on AI to support its cloud computing business.
•	Stock choices in the communication services sector also aided performance, led by positions in the interactive media and services industry. Here, it helped most to have no exposure to Facebook's parent Meta Platforms. The stock lagged amid fears of rising regulatory and legal risk, as well as investor skepticism toward the firm's AI strategy and spending commitments.
•	Positioning in the consumer staples sector detracted most from performance. Personal care products company Kenvue was the leading overall detractor due to negative press associated with the administration’s claims about potential ties between the usage of Tylenol, a large Kenvue brand, during pregnancy and autism. Though disappointing, we believe the issue is manageable for Kenvue.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	12.11%	9.42%	10.12%
Regulatory Index
Russell 1000	17.74%	11.34%	13.97%
Performance Index
Russell 1000 Value	15.87%	9.43%	10.58%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,772,776,803
Management Fees (dollars paid during the reporting period)	$5,370,529
Portfolio Turnover Rate	84%
Total Number of Portfolio Holdings	51

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.3%	Oil, Gas and Consumable Fuels	7%
Short-Term Investments	1.5%	Banks	7%
Other Assets and Liabilities	0.2%	Health Care Equipment and Supplies	7%
		Insurance	6%
		Capital Markets	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076779

ANNUAL SHAREHOLDER REPORT
Focused Large Cap Value Fund

A Class (ALPAX)	March 31, 2026

This annual shareholder report contains important information about Focused Large Cap Value Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$114	1.08%

What were the key factors that affected the fund’s performance?
Focused Large Cap Value Fund A Class returned 11.64% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 1000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence (AI)-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	The key contribution to performance came from stock selection in the consumer discretionary sector. A key source of relative strength was a lack of exposure to Amazon.com. The stock underperformed as investors worried about the uncertain payoff for the firm's record spending on AI to support its cloud computing business.
•	Stock choices in the communication services sector also aided performance, led by positions in the interactive media and services industry. Here, it helped most to have no exposure to Facebook's parent Meta Platforms. The stock lagged amid fears of rising regulatory and legal risk, as well as investor skepticism toward the firm's AI strategy and spending commitments.
•	Positioning in the consumer staples sector detracted most from performance. Personal care products company Kenvue was the leading overall detractor due to negative press associated with the administration’s claims about potential ties between the usage of Tylenol, a large Kenvue brand, during pregnancy and autism. Though disappointing, we believe the issue is manageable for Kenvue.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	11.64%	8.93%	9.63%
A Class - with sales charge	5.22%	7.64%	8.98%
Regulatory Index
Russell 1000	17.74%	11.34%	13.97%
Performance Index
Russell 1000 Value	15.87%	9.43%	10.58%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,772,776,803
Management Fees (dollars paid during the reporting period)	$5,370,529
Portfolio Turnover Rate	84%
Total Number of Portfolio Holdings	51

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.3%	Oil, Gas and Consumable Fuels	7%
Short-Term Investments	1.5%	Banks	7%
Other Assets and Liabilities	0.2%	Health Care Equipment and Supplies	7%
		Insurance	6%
		Capital Markets	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076787

ANNUAL SHAREHOLDER REPORT
Focused Large Cap Value Fund

C Class (ALPCX)	March 31, 2026

This annual shareholder report contains important information about Focused Large Cap Value Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$193	1.83%

What were the key factors that affected the fund’s performance?
Focused Large Cap Value Fund C Class returned 10.77% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 1000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence (AI)-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	The key contribution to performance came from stock selection in the consumer discretionary sector. A key source of relative strength was a lack of exposure to Amazon.com. The stock underperformed as investors worried about the uncertain payoff for the firm's record spending on AI to support its cloud computing business.
•	Stock choices in the communication services sector also aided performance, led by positions in the interactive media and services industry. Here, it helped most to have no exposure to Facebook's parent Meta Platforms. The stock lagged amid fears of rising regulatory and legal risk, as well as investor skepticism toward the firm's AI strategy and spending commitments.
•	Positioning in the consumer staples sector detracted most from performance. Personal care products company Kenvue was the leading overall detractor due to negative press associated with the administration’s claims about potential ties between the usage of Tylenol, a large Kenvue brand, during pregnancy and autism. Though disappointing, we believe the issue is manageable for Kenvue.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	10.77%	8.12%	8.81%
Regulatory Index
Russell 1000	17.74%	11.34%	13.97%
Performance Index
Russell 1000 Value	15.87%	9.43%	10.58%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,772,776,803
Management Fees (dollars paid during the reporting period)	$5,370,529
Portfolio Turnover Rate	84%
Total Number of Portfolio Holdings	51

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.3%	Oil, Gas and Consumable Fuels	7%
Short-Term Investments	1.5%	Banks	7%
Other Assets and Liabilities	0.2%	Health Care Equipment and Supplies	7%
		Insurance	6%
		Capital Markets	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076738

ANNUAL SHAREHOLDER REPORT
Focused Large Cap Value Fund

R Class (ALVRX)	March 31, 2026

This annual shareholder report contains important information about Focused Large Cap Value Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$141	1.33%

What were the key factors that affected the fund’s performance?
Focused Large Cap Value Fund R Class returned 11.35% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 1000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence (AI)-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	The key contribution to performance came from stock selection in the consumer discretionary sector. A key source of relative strength was a lack of exposure to Amazon.com. The stock underperformed as investors worried about the uncertain payoff for the firm's record spending on AI to support its cloud computing business.
•	Stock choices in the communication services sector also aided performance, led by positions in the interactive media and services industry. Here, it helped most to have no exposure to Facebook's parent Meta Platforms. The stock lagged amid fears of rising regulatory and legal risk, as well as investor skepticism toward the firm's AI strategy and spending commitments.
•	Positioning in the consumer staples sector detracted most from performance. Personal care products company Kenvue was the leading overall detractor due to negative press associated with the administration’s claims about potential ties between the usage of Tylenol, a large Kenvue brand, during pregnancy and autism. Though disappointing, we believe the issue is manageable for Kenvue.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	11.35%	8.66%	9.35%
Regulatory Index
Russell 1000	17.74%	11.34%	13.97%
Performance Index
Russell 1000 Value	15.87%	9.43%	10.58%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,772,776,803
Management Fees (dollars paid during the reporting period)	$5,370,529
Portfolio Turnover Rate	84%
Total Number of Portfolio Holdings	51

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.3%	Oil, Gas and Consumable Fuels	7%
Short-Term Investments	1.5%	Banks	7%
Other Assets and Liabilities	0.2%	Health Care Equipment and Supplies	7%
		Insurance	6%
		Capital Markets	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076662

ANNUAL SHAREHOLDER REPORT
Focused Large Cap Value Fund

R5 Class (ALVGX)	March 31, 2026

This annual shareholder report contains important information about Focused Large Cap Value Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$67	0.63%

What were the key factors that affected the fund’s performance?
Focused Large Cap Value Fund R5 Class returned 12.21% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 1000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence (AI)-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	The key contribution to performance came from stock selection in the consumer discretionary sector. A key source of relative strength was a lack of exposure to Amazon.com. The stock underperformed as investors worried about the uncertain payoff for the firm's record spending on AI to support its cloud computing business.
•	Stock choices in the communication services sector also aided performance, led by positions in the interactive media and services industry. Here, it helped most to have no exposure to Facebook's parent Meta Platforms. The stock lagged amid fears of rising regulatory and legal risk, as well as investor skepticism toward the firm's AI strategy and spending commitments.
•	Positioning in the consumer staples sector detracted most from performance. Personal care products company Kenvue was the leading overall detractor due to negative press associated with the administration’s claims about potential ties between the usage of Tylenol, a large Kenvue brand, during pregnancy and autism. Though disappointing, we believe the issue is manageable for Kenvue.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	12.21%	9.44%	9.15%	4/10/17
Regulatory Index
Russell 1000	17.74%	11.34%	13.65%	—
Performance Index
Russell 1000 Value	15.87%	9.43%	9.70%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,772,776,803
Management Fees (dollars paid during the reporting period)	$5,370,529
Portfolio Turnover Rate	84%
Total Number of Portfolio Holdings	51

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.3%	Oil, Gas and Consumable Fuels	7%
Short-Term Investments	1.5%	Banks	7%
Other Assets and Liabilities	0.2%	Health Care Equipment and Supplies	7%
		Insurance	6%
		Capital Markets	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508F786

ANNUAL SHAREHOLDER REPORT
Focused Large Cap Value Fund

R6 Class (ALVDX)	March 31, 2026

This annual shareholder report contains important information about Focused Large Cap Value Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$51	0.48%

What were the key factors that affected the fund’s performance?
Focused Large Cap Value Fund R6 Class returned 12.29% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 1000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence (AI)-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	The key contribution to performance came from stock selection in the consumer discretionary sector. A key source of relative strength was a lack of exposure to Amazon.com. The stock underperformed as investors worried about the uncertain payoff for the firm's record spending on AI to support its cloud computing business.
•	Stock choices in the communication services sector also aided performance, led by positions in the interactive media and services industry. Here, it helped most to have no exposure to Facebook's parent Meta Platforms. The stock lagged amid fears of rising regulatory and legal risk, as well as investor skepticism toward the firm's AI strategy and spending commitments.
•	Positioning in the consumer staples sector detracted most from performance. Personal care products company Kenvue was the leading overall detractor due to negative press associated with the administration’s claims about potential ties between the usage of Tylenol, a large Kenvue brand, during pregnancy and autism. Though disappointing, we believe the issue is manageable for Kenvue.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	12.29%	9.57%	10.28%
Regulatory Index
Russell 1000	17.74%	11.34%	13.97%
Performance Index
Russell 1000 Value	15.87%	9.43%	10.58%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,772,776,803
Management Fees (dollars paid during the reporting period)	$5,370,529
Portfolio Turnover Rate	84%
Total Number of Portfolio Holdings	51

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.3%	Oil, Gas and Consumable Fuels	7%
Short-Term Investments	1.5%	Banks	7%
Other Assets and Liabilities	0.2%	Health Care Equipment and Supplies	7%
		Insurance	6%
		Capital Markets	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076365

ANNUAL SHAREHOLDER REPORT
Focused Large Cap Value Fund

G Class (ACFLX)	March 31, 2026

This annual shareholder report contains important information about Focused Large Cap Value Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

What were the key factors that affected the fund’s performance?
Focused Large Cap Value Fund G Class returned 12.89% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 1000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence (AI)-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	The key contribution to performance came from stock selection in the consumer discretionary sector. A key source of relative strength was a lack of exposure to Amazon.com. The stock underperformed as investors worried about the uncertain payoff for the firm's record spending on AI to support its cloud computing business.
•	Stock choices in the communication services sector also aided performance, led by positions in the interactive media and services industry. Here, it helped most to have no exposure to Facebook's parent Meta Platforms. The stock lagged amid fears of rising regulatory and legal risk, as well as investor skepticism toward the firm's AI strategy and spending commitments.
•	Positioning in the consumer staples sector detracted most from performance. Personal care products company Kenvue was the leading overall detractor due to negative press associated with the administration’s claims about potential ties between the usage of Tylenol, a large Kenvue brand, during pregnancy and autism. Though disappointing, we believe the issue is manageable for Kenvue.

Cumulative Performance (based on an initial $10,000 investment)
March 15, 2022 through March 31, 2026

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	12.89%	10.27%	3/15/22
Regulatory Index
Russell 1000	17.74%	12.49%	—
Performance Index
Russell 1000 Value	15.87%	9.81%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,772,776,803
Management Fees (dollars paid during the reporting period)	$5,370,529
Portfolio Turnover Rate	84%
Total Number of Portfolio Holdings	51

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.3%	Oil, Gas and Consumable Fuels	7%
Short-Term Investments	1.5%	Banks	7%
Other Assets and Liabilities	0.2%	Health Care Equipment and Supplies	7%
		Insurance	6%
		Capital Markets	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508F596

ANNUAL SHAREHOLDER REPORT
Mid Cap Value Fund

Investor Class (ACMVX)	March 31, 2026

This annual shareholder report contains important information about Mid Cap Value Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$103	0.98%

What were the key factors that affected the fund’s performance?
Mid Cap Value Fund Investor Class returned 9.48% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell Midcap Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence (AI)-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	The leading contribution to performance came from stock choices in the industrials sector, led by holdings in the machinery industry. Two notable contributors in this space were Oshkosh and Cummins. Each benefits from the build-out of AI, as Oshkosh's products facilitate physical AI, while Cummins' machines are used in data center construction.
•	Financials stocks were another source of strength, led by positioning in the capital markets industry. The key contribution came from a lack of exposure to cryptocurrency exchange Coinbase Global. Cryptocurrency prices fell during the period as investors second-guessed certain risk assets. Northern Trust contributed thanks to operational efficiencies and higher net interest income.
•	Positioning in the information technology sector detracted most from performance. Two of the top four relative detractors were digital storage device makers Sandisk and Western Digital, to which we had no exposure. AI-fueled demand for NAND memory drove unprecedented price increases. We had avoided the stocks, which had been experiencing low returns on invested capital.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	9.48%	6.86%	8.78%
Regulatory Index
Russell 3000	18.09%	10.87%	13.72%
Performance Index
Russell Midcap Value	17.62%	7.94%	9.75%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$5,568,206,301
Management Fees (dollars paid during the reporting period)	$41,944,637
Portfolio Turnover Rate	62%
Total Number of Portfolio Holdings	118

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.9%	Health Care Equipment and Supplies	7%
Short-Term Investments	0.8%	Banks	7%
Other Assets and Liabilities	0.3%	Electric Utilities	6%
		Insurance	6%
		Health Care Providers and Services	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076654

ANNUAL SHAREHOLDER REPORT
Mid Cap Value Fund

I Class (AVUAX)	March 31, 2026

This annual shareholder report contains important information about Mid Cap Value Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$82	0.78%

What were the key factors that affected the fund’s performance?
Mid Cap Value Fund I Class returned 9.68% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell Midcap Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence (AI)-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	The leading contribution to performance came from stock choices in the industrials sector, led by holdings in the machinery industry. Two notable contributors in this space were Oshkosh and Cummins. Each benefits from the build-out of AI, as Oshkosh's products facilitate physical AI, while Cummins' machines are used in data center construction.
•	Financials stocks were another source of strength, led by positioning in the capital markets industry. The key contribution came from a lack of exposure to cryptocurrency exchange Coinbase Global. Cryptocurrency prices fell during the period as investors second-guessed certain risk assets. Northern Trust contributed thanks to operational efficiencies and higher net interest income.
•	Positioning in the information technology sector detracted most from performance. Two of the top four relative detractors were digital storage device makers Sandisk and Western Digital, to which we had no exposure. AI-fueled demand for NAND memory drove unprecedented price increases. We had avoided the stocks, which had been experiencing low returns on invested capital.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	9.68%	7.07%	8.99%
Regulatory Index
Russell 3000	18.09%	10.87%	13.72%
Performance Index
Russell Midcap Value	17.62%	7.94%	9.75%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$5,568,206,301
Management Fees (dollars paid during the reporting period)	$41,944,637
Portfolio Turnover Rate	62%
Total Number of Portfolio Holdings	118

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.9%	Health Care Equipment and Supplies	7%
Short-Term Investments	0.8%	Banks	7%
Other Assets and Liabilities	0.3%	Electric Utilities	6%
		Insurance	6%
		Health Care Providers and Services	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076647

ANNUAL SHAREHOLDER REPORT
Mid Cap Value Fund

Y Class (AMVYX)	March 31, 2026

This annual shareholder report contains important information about Mid Cap Value Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$66	0.63%

What were the key factors that affected the fund’s performance?
Mid Cap Value Fund Y Class returned 9.83% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell Midcap Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence (AI)-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	The leading contribution to performance came from stock choices in the industrials sector, led by holdings in the machinery industry. Two notable contributors in this space were Oshkosh and Cummins. Each benefits from the build-out of AI, as Oshkosh's products facilitate physical AI, while Cummins' machines are used in data center construction.
•	Financials stocks were another source of strength, led by positioning in the capital markets industry. The key contribution came from a lack of exposure to cryptocurrency exchange Coinbase Global. Cryptocurrency prices fell during the period as investors second-guessed certain risk assets. Northern Trust contributed thanks to operational efficiencies and higher net interest income.
•	Positioning in the information technology sector detracted most from performance. Two of the top four relative detractors were digital storage device makers Sandisk and Western Digital, to which we had no exposure. AI-fueled demand for NAND memory drove unprecedented price increases. We had avoided the stocks, which had been experiencing low returns on invested capital.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	9.83%	7.23%	7.93%	4/10/17
Regulatory Index
Russell 3000	18.09%	10.87%	13.31%	—
Performance Index
Russell Midcap Value	17.62%	7.94%	8.70%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$5,568,206,301
Management Fees (dollars paid during the reporting period)	$41,944,637
Portfolio Turnover Rate	62%
Total Number of Portfolio Holdings	118

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.9%	Health Care Equipment and Supplies	7%
Short-Term Investments	0.8%	Banks	7%
Other Assets and Liabilities	0.3%	Electric Utilities	6%
		Insurance	6%
		Health Care Providers and Services	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508F760

ANNUAL SHAREHOLDER REPORT
Mid Cap Value Fund

A Class (ACLAX)	March 31, 2026

This annual shareholder report contains important information about Mid Cap Value Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$129	1.23%

What were the key factors that affected the fund’s performance?
Mid Cap Value Fund A Class returned 9.17% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell Midcap Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence (AI)-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	The leading contribution to performance came from stock choices in the industrials sector, led by holdings in the machinery industry. Two notable contributors in this space were Oshkosh and Cummins. Each benefits from the build-out of AI, as Oshkosh's products facilitate physical AI, while Cummins' machines are used in data center construction.
•	Financials stocks were another source of strength, led by positioning in the capital markets industry. The key contribution came from a lack of exposure to cryptocurrency exchange Coinbase Global. Cryptocurrency prices fell during the period as investors second-guessed certain risk assets. Northern Trust contributed thanks to operational efficiencies and higher net interest income.
•	Positioning in the information technology sector detracted most from performance. Two of the top four relative detractors were digital storage device makers Sandisk and Western Digital, to which we had no exposure. AI-fueled demand for NAND memory drove unprecedented price increases. We had avoided the stocks, which had been experiencing low returns on invested capital.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	9.17%	6.58%	8.50%
A Class - with sales charge	2.89%	5.33%	7.86%
Regulatory Index
Russell 3000	18.09%	10.87%	13.72%
Performance Index
Russell Midcap Value	17.62%	7.94%	9.75%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$5,568,206,301
Management Fees (dollars paid during the reporting period)	$41,944,637
Portfolio Turnover Rate	62%
Total Number of Portfolio Holdings	118

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.9%	Health Care Equipment and Supplies	7%
Short-Term Investments	0.8%	Banks	7%
Other Assets and Liabilities	0.3%	Electric Utilities	6%
		Insurance	6%
		Health Care Providers and Services	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076639

ANNUAL SHAREHOLDER REPORT
Mid Cap Value Fund

C Class (ACCLX)	March 31, 2026

This annual shareholder report contains important information about Mid Cap Value Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$206	1.98%

What were the key factors that affected the fund’s performance?
Mid Cap Value Fund C Class returned 8.38% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell Midcap Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence (AI)-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	The leading contribution to performance came from stock choices in the industrials sector, led by holdings in the machinery industry. Two notable contributors in this space were Oshkosh and Cummins. Each benefits from the build-out of AI, as Oshkosh's products facilitate physical AI, while Cummins' machines are used in data center construction.
•	Financials stocks were another source of strength, led by positioning in the capital markets industry. The key contribution came from a lack of exposure to cryptocurrency exchange Coinbase Global. Cryptocurrency prices fell during the period as investors second-guessed certain risk assets. Northern Trust contributed thanks to operational efficiencies and higher net interest income.
•	Positioning in the information technology sector detracted most from performance. Two of the top four relative detractors were digital storage device makers Sandisk and Western Digital, to which we had no exposure. AI-fueled demand for NAND memory drove unprecedented price increases. We had avoided the stocks, which had been experiencing low returns on invested capital.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	8.38%	5.80%	7.70%
Regulatory Index
Russell 3000	18.09%	10.87%	13.72%
Performance Index
Russell Midcap Value	17.62%	7.94%	9.75%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$5,568,206,301
Management Fees (dollars paid during the reporting period)	$41,944,637
Portfolio Turnover Rate	62%
Total Number of Portfolio Holdings	118

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.9%	Health Care Equipment and Supplies	7%
Short-Term Investments	0.8%	Banks	7%
Other Assets and Liabilities	0.3%	Electric Utilities	6%
		Insurance	6%
		Health Care Providers and Services	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076514

ANNUAL SHAREHOLDER REPORT
Mid Cap Value Fund

R Class (AMVRX)	March 31, 2026

This annual shareholder report contains important information about Mid Cap Value Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$155	1.48%

What were the key factors that affected the fund’s performance?
Mid Cap Value Fund R Class returned 8.89% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell Midcap Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence (AI)-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	The leading contribution to performance came from stock choices in the industrials sector, led by holdings in the machinery industry. Two notable contributors in this space were Oshkosh and Cummins. Each benefits from the build-out of AI, as Oshkosh's products facilitate physical AI, while Cummins' machines are used in data center construction.
•	Financials stocks were another source of strength, led by positioning in the capital markets industry. The key contribution came from a lack of exposure to cryptocurrency exchange Coinbase Global. Cryptocurrency prices fell during the period as investors second-guessed certain risk assets. Northern Trust contributed thanks to operational efficiencies and higher net interest income.
•	Positioning in the information technology sector detracted most from performance. Two of the top four relative detractors were digital storage device makers Sandisk and Western Digital, to which we had no exposure. AI-fueled demand for NAND memory drove unprecedented price increases. We had avoided the stocks, which had been experiencing low returns on invested capital.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	8.89%	6.32%	8.23%
Regulatory Index
Russell 3000	18.09%	10.87%	13.72%
Performance Index
Russell Midcap Value	17.62%	7.94%	9.75%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$5,568,206,301
Management Fees (dollars paid during the reporting period)	$41,944,637
Portfolio Turnover Rate	62%
Total Number of Portfolio Holdings	118

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.9%	Health Care Equipment and Supplies	7%
Short-Term Investments	0.8%	Banks	7%
Other Assets and Liabilities	0.3%	Electric Utilities	6%
		Insurance	6%
		Health Care Providers and Services	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076613

ANNUAL SHAREHOLDER REPORT
Mid Cap Value Fund

R5 Class (AMVGX)	March 31, 2026

This annual shareholder report contains important information about Mid Cap Value Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$82	0.78%

What were the key factors that affected the fund’s performance?
Mid Cap Value Fund R5 Class returned 9.67% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell Midcap Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence (AI)-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	The leading contribution to performance came from stock choices in the industrials sector, led by holdings in the machinery industry. Two notable contributors in this space were Oshkosh and Cummins. Each benefits from the build-out of AI, as Oshkosh's products facilitate physical AI, while Cummins' machines are used in data center construction.
•	Financials stocks were another source of strength, led by positioning in the capital markets industry. The key contribution came from a lack of exposure to cryptocurrency exchange Coinbase Global. Cryptocurrency prices fell during the period as investors second-guessed certain risk assets. Northern Trust contributed thanks to operational efficiencies and higher net interest income.
•	Positioning in the information technology sector detracted most from performance. Two of the top four relative detractors were digital storage device makers Sandisk and Western Digital, to which we had no exposure. AI-fueled demand for NAND memory drove unprecedented price increases. We had avoided the stocks, which had been experiencing low returns on invested capital.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	9.67%	7.07%	7.77%	4/10/17
Regulatory Index
Russell 3000	18.09%	10.87%	13.31%	—
Performance Index
Russell Midcap Value	17.62%	7.94%	8.70%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$5,568,206,301
Management Fees (dollars paid during the reporting period)	$41,944,637
Portfolio Turnover Rate	62%
Total Number of Portfolio Holdings	118

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.9%	Health Care Equipment and Supplies	7%
Short-Term Investments	0.8%	Banks	7%
Other Assets and Liabilities	0.3%	Electric Utilities	6%
		Insurance	6%
		Health Care Providers and Services	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508F778

ANNUAL SHAREHOLDER REPORT
Mid Cap Value Fund

R6 Class (AMDVX)	March 31, 2026

This annual shareholder report contains important information about Mid Cap Value Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$66	0.63%

What were the key factors that affected the fund’s performance?
Mid Cap Value Fund R6 Class returned 9.77% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell Midcap Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence (AI)-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	The leading contribution to performance came from stock choices in the industrials sector, led by holdings in the machinery industry. Two notable contributors in this space were Oshkosh and Cummins. Each benefits from the build-out of AI, as Oshkosh's products facilitate physical AI, while Cummins' machines are used in data center construction.
•	Financials stocks were another source of strength, led by positioning in the capital markets industry. The key contribution came from a lack of exposure to cryptocurrency exchange Coinbase Global. Cryptocurrency prices fell during the period as investors second-guessed certain risk assets. Northern Trust contributed thanks to operational efficiencies and higher net interest income.
•	Positioning in the information technology sector detracted most from performance. Two of the top four relative detractors were digital storage device makers Sandisk and Western Digital, to which we had no exposure. AI-fueled demand for NAND memory drove unprecedented price increases. We had avoided the stocks, which had been experiencing low returns on invested capital.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	9.77%	7.22%	9.15%
Regulatory Index
Russell 3000	18.09%	10.87%	13.72%
Performance Index
Russell Midcap Value	17.62%	7.94%	9.75%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$5,568,206,301
Management Fees (dollars paid during the reporting period)	$41,944,637
Portfolio Turnover Rate	62%
Total Number of Portfolio Holdings	118

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.9%	Health Care Equipment and Supplies	7%
Short-Term Investments	0.8%	Banks	7%
Other Assets and Liabilities	0.3%	Electric Utilities	6%
		Insurance	6%
		Health Care Providers and Services	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076357

ANNUAL SHAREHOLDER REPORT
Mid Cap Value Fund

G Class (ACIPX)	March 31, 2026

This annual shareholder report contains important information about Mid Cap Value Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.01%

What were the key factors that affected the fund’s performance?
Mid Cap Value Fund G Class returned 10.55% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell Midcap Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence (AI)-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	The leading contribution to performance came from stock choices in the industrials sector, led by holdings in the machinery industry. Two notable contributors in this space were Oshkosh and Cummins. Each benefits from the build-out of AI, as Oshkosh's products facilitate physical AI, while Cummins' machines are used in data center construction.
•	Financials stocks were another source of strength, led by positioning in the capital markets industry. The key contribution came from a lack of exposure to cryptocurrency exchange Coinbase Global. Cryptocurrency prices fell during the period as investors second-guessed certain risk assets. Northern Trust contributed thanks to operational efficiencies and higher net interest income.
•	Positioning in the information technology sector detracted most from performance. Two of the top four relative detractors were digital storage device makers Sandisk and Western Digital, to which we had no exposure. AI-fueled demand for NAND memory drove unprecedented price increases. We had avoided the stocks, which had been experiencing low returns on invested capital.

Cumulative Performance (based on an initial $10,000 investment)
March 15, 2022 through March 31, 2026

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	10.55%	7.37%	3/15/22
Regulatory Index
Russell 3000	18.09%	12.21%	—
Performance Index
Russell Midcap Value	17.62%	8.25%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$5,568,206,301
Management Fees (dollars paid during the reporting period)	$41,944,637
Portfolio Turnover Rate	62%
Total Number of Portfolio Holdings	118

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.9%	Health Care Equipment and Supplies	7%
Short-Term Investments	0.8%	Banks	7%
Other Assets and Liabilities	0.3%	Electric Utilities	6%
		Insurance	6%
		Health Care Providers and Services	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508F588

ANNUAL SHAREHOLDER REPORT
Small Cap Dividend Fund

Investor Class (AMAEX)	March 31, 2026

This annual shareholder report contains important information about Small Cap Dividend Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$113	1.10%

What were the key factors that affected the fund’s performance?
Small Cap Dividend Fund Investor Class returned 4.85% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 2000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	It benefited relative results to underweight the poor-performing utilities sector. The overall top contributor to performance was Amkor Technology, which provides assembly and testing services to chipmakers. We believe the push to make chips domestically has been beneficial to Amkor, one of two companies in the U.S. capable of providing large-scale advanced packaging solutions.
•	The main source of weakness was stock selection in the materials sector, home to the number-one overall detractor, Graphic Packaging Holding. The company manufactures sustainable paper-based packaging for food, beverages and consumer goods. We believe it struggled as packaging demand has been impacted by a weaker low-end consumer.
•	Stock choices in the energy sector also detracted meaningfully from performance, largely a result of holdings in the oil, gas and consumable fuels industry. Here, the leading detractor was TXO Partners. This exploration and production company faced headwinds from West Texas Intermediate prices and from negative sentiment around the U.S. onshore oil and gas industry.

Cumulative Performance (based on an initial $10,000 investment)
April 5, 2022 through March 31, 2026

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Investor Class	4.85%	3.29%	4/5/22
Regulatory Index
Russell 3000	18.09%	10.69%	—
Performance Index
Russell 2000 Value	28.09%	6.85%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$99,584,193
Management Fees (dollars paid during the reporting period)	$222,530
Portfolio Turnover Rate	69%
Total Number of Portfolio Holdings	87

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	97.4%
Preferred Securities	0.6%
Short-Term Investments	2.5%
Other Assets and Liabilities	(0.5)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508F679

ANNUAL SHAREHOLDER REPORT
Small Cap Dividend Fund

I Class (AMAFX)	March 31, 2026

This annual shareholder report contains important information about Small Cap Dividend Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$92	0.90%

What were the key factors that affected the fund’s performance?
Small Cap Dividend Fund I Class returned 5.21% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 2000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	It benefited relative results to underweight the poor-performing utilities sector. The overall top contributor to performance was Amkor Technology, which provides assembly and testing services to chipmakers. We believe the push to make chips domestically has been beneficial to Amkor, one of two companies in the U.S. capable of providing large-scale advanced packaging solutions.
•	The main source of weakness was stock selection in the materials sector, home to the number-one overall detractor, Graphic Packaging Holding. The company manufactures sustainable paper-based packaging for food, beverages and consumer goods. We believe it struggled as packaging demand has been impacted by a weaker low-end consumer.
•	Stock choices in the energy sector also detracted meaningfully from performance, largely a result of holdings in the oil, gas and consumable fuels industry. Here, the leading detractor was TXO Partners. This exploration and production company faced headwinds from West Texas Intermediate prices and from negative sentiment around the U.S. onshore oil and gas industry.

Cumulative Performance (based on an initial $10,000 investment)
April 5, 2022 through March 31, 2026

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
I Class	5.21%	3.53%	4/5/22
Regulatory Index
Russell 3000	18.09%	10.69%	—
Performance Index
Russell 2000 Value	28.09%	6.85%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$99,584,193
Management Fees (dollars paid during the reporting period)	$222,530
Portfolio Turnover Rate	69%
Total Number of Portfolio Holdings	87

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	97.4%
Preferred Securities	0.6%
Short-Term Investments	2.5%
Other Assets and Liabilities	(0.5)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508F661

ANNUAL SHAREHOLDER REPORT
Small Cap Dividend Fund

A Class (AMAHX)	March 31, 2026

This annual shareholder report contains important information about Small Cap Dividend Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$138	1.35%

What were the key factors that affected the fund’s performance?
Small Cap Dividend Fund A Class returned 4.75% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 2000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	It benefited relative results to underweight the poor-performing utilities sector. The overall top contributor to performance was Amkor Technology, which provides assembly and testing services to chipmakers. We believe the push to make chips domestically has been beneficial to Amkor, one of two companies in the U.S. capable of providing large-scale advanced packaging solutions.
•	The main source of weakness was stock selection in the materials sector, home to the number-one overall detractor, Graphic Packaging Holding. The company manufactures sustainable paper-based packaging for food, beverages and consumer goods. We believe it struggled as packaging demand has been impacted by a weaker low-end consumer.
•	Stock choices in the energy sector also detracted meaningfully from performance, largely a result of holdings in the oil, gas and consumable fuels industry. Here, the leading detractor was TXO Partners. This exploration and production company faced headwinds from West Texas Intermediate prices and from negative sentiment around the U.S. onshore oil and gas industry.

Cumulative Performance (based on an initial $10,000 investment)
April 5, 2022 through March 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
A Class	4.75%	3.06%	4/5/22
A Class - with sales charge	-1.27%	1.54%	4/5/22
Regulatory Index
Russell 3000	18.09%	10.69%	—
Performance Index
Russell 2000 Value	28.09%	6.85%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$99,584,193
Management Fees (dollars paid during the reporting period)	$222,530
Portfolio Turnover Rate	69%
Total Number of Portfolio Holdings	87

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	97.4%
Preferred Securities	0.6%
Short-Term Investments	2.5%
Other Assets and Liabilities	(0.5)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508F653

ANNUAL SHAREHOLDER REPORT
Small Cap Dividend Fund

R Class (AMAJX)	March 31, 2026

This annual shareholder report contains important information about Small Cap Dividend Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$163	1.60%

What were the key factors that affected the fund’s performance?
Small Cap Dividend Fund R Class returned 4.35% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 2000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	It benefited relative results to underweight the poor-performing utilities sector. The overall top contributor to performance was Amkor Technology, which provides assembly and testing services to chipmakers. We believe the push to make chips domestically has been beneficial to Amkor, one of two companies in the U.S. capable of providing large-scale advanced packaging solutions.
•	The main source of weakness was stock selection in the materials sector, home to the number-one overall detractor, Graphic Packaging Holding. The company manufactures sustainable paper-based packaging for food, beverages and consumer goods. We believe it struggled as packaging demand has been impacted by a weaker low-end consumer.
•	Stock choices in the energy sector also detracted meaningfully from performance, largely a result of holdings in the oil, gas and consumable fuels industry. Here, the leading detractor was TXO Partners. This exploration and production company faced headwinds from West Texas Intermediate prices and from negative sentiment around the U.S. onshore oil and gas industry.

Cumulative Performance (based on an initial $10,000 investment)
April 5, 2022 through March 31, 2026

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R Class	4.35%	2.79%	4/5/22
Regulatory Index
Russell 3000	18.09%	10.69%	—
Performance Index
Russell 2000 Value	28.09%	6.85%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$99,584,193
Management Fees (dollars paid during the reporting period)	$222,530
Portfolio Turnover Rate	69%
Total Number of Portfolio Holdings	87

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	97.4%
Preferred Securities	0.6%
Short-Term Investments	2.5%
Other Assets and Liabilities	(0.5)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508F646

ANNUAL SHAREHOLDER REPORT
Small Cap Dividend Fund

R6 Class (AMAKX)	March 31, 2026

This annual shareholder report contains important information about Small Cap Dividend Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$77	0.75%

What were the key factors that affected the fund’s performance?
Small Cap Dividend Fund R6 Class returned 5.34% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 2000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	It benefited relative results to underweight the poor-performing utilities sector. The overall top contributor to performance was Amkor Technology, which provides assembly and testing services to chipmakers. We believe the push to make chips domestically has been beneficial to Amkor, one of two companies in the U.S. capable of providing large-scale advanced packaging solutions.
•	The main source of weakness was stock selection in the materials sector, home to the number-one overall detractor, Graphic Packaging Holding. The company manufactures sustainable paper-based packaging for food, beverages and consumer goods. We believe it struggled as packaging demand has been impacted by a weaker low-end consumer.
•	Stock choices in the energy sector also detracted meaningfully from performance, largely a result of holdings in the oil, gas and consumable fuels industry. Here, the leading detractor was TXO Partners. This exploration and production company faced headwinds from West Texas Intermediate prices and from negative sentiment around the U.S. onshore oil and gas industry.

Cumulative Performance (based on an initial $10,000 investment)
April 5, 2022 through March 31, 2026

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R6 Class	5.34%	3.67%	4/5/22
Regulatory Index
Russell 3000	18.09%	10.69%	—
Performance Index
Russell 2000 Value	28.09%	6.85%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$99,584,193
Management Fees (dollars paid during the reporting period)	$222,530
Portfolio Turnover Rate	69%
Total Number of Portfolio Holdings	87

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	97.4%
Preferred Securities	0.6%
Short-Term Investments	2.5%
Other Assets and Liabilities	(0.5)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508F638

ANNUAL SHAREHOLDER REPORT
Small Cap Dividend Fund

G Class (AMALX)	March 31, 2026

This annual shareholder report contains important information about Small Cap Dividend Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.01%

What were the key factors that affected the fund’s performance?
Small Cap Dividend Fund G Class returned 6.14% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 2000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	It benefited relative results to underweight the poor-performing utilities sector. The overall top contributor to performance was Amkor Technology, which provides assembly and testing services to chipmakers. We believe the push to make chips domestically has been beneficial to Amkor, one of two companies in the U.S. capable of providing large-scale advanced packaging solutions.
•	The main source of weakness was stock selection in the materials sector, home to the number-one overall detractor, Graphic Packaging Holding. The company manufactures sustainable paper-based packaging for food, beverages and consumer goods. We believe it struggled as packaging demand has been impacted by a weaker low-end consumer.
•	Stock choices in the energy sector also detracted meaningfully from performance, largely a result of holdings in the oil, gas and consumable fuels industry. Here, the leading detractor was TXO Partners. This exploration and production company faced headwinds from West Texas Intermediate prices and from negative sentiment around the U.S. onshore oil and gas industry.

Cumulative Performance (based on an initial $10,000 investment)
April 5, 2022 through March 31, 2026

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	6.14%	4.44%	4/5/22
Regulatory Index
Russell 3000	18.09%	10.69%	—
Performance Index
Russell 2000 Value	28.09%	6.85%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$99,584,193
Management Fees (dollars paid during the reporting period)	$222,530
Portfolio Turnover Rate	69%
Total Number of Portfolio Holdings	87

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	97.4%
Preferred Securities	0.6%
Short-Term Investments	2.5%
Other Assets and Liabilities	(0.5)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508F620

ANNUAL SHAREHOLDER REPORT
Small Cap Value Fund

Investor Class (ASVIX)	March 31, 2026

This annual shareholder report contains important information about Small Cap Value Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$114	1.10%

What were the key factors that affected the fund’s performance?
Small Cap Value Fund Investor Class returned 7.15% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 2000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	It benefited relative results to have no exposure to the poor-performing utilities sector. Notable individual contributors were led by an overweight to GMS. Shares of this distributor of wallboard and other building products outperformed after being acquired at a significant premium. Semiconductor equipment maker Axcelis Technologies benefited from surging demand for its products.
•	The main source of weakness was stock selection in the materials sector, home to the number-one overall detractor, Graphic Packaging Holding. The company manufactures sustainable paper-based packaging for food, beverages and consumer goods. We believe it struggled as packaging demand has been impacted by a weaker low-end consumer.
•	Positioning in the financials sector also detracted. Several financial services firms were among the top-10 overall detractors, led by Euronet Worldwide. Despite Euronet’s strong financial characteristics, we think the stock has been hindered by the rise of stablecoins and Trump administration immigration policies, both of which hurt its money transfer business.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	7.15%	3.20%	9.41%
Regulatory Index
Russell 3000	18.09%	10.87%	13.72%
Performance Index
Russell 2000 Value	28.09%	5.79%	9.61%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$3,096,656,374
Management Fees (dollars paid during the reporting period)	$33,494,246
Portfolio Turnover Rate	42%
Total Number of Portfolio Holdings	106

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Banks	21%
Short-Term Investments	3.6%	Oil, Gas and Consumable Fuels	11%
Other Assets and Liabilities	(3.2)%	Financial Services	6%
		Insurance	5%
		Machinery	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076852

ANNUAL SHAREHOLDER REPORT
Small Cap Value Fund

I Class (ACVIX)	March 31, 2026

This annual shareholder report contains important information about Small Cap Value Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$93	0.90%

What were the key factors that affected the fund’s performance?
Small Cap Value Fund I Class returned 7.32% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 2000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	It benefited relative results to have no exposure to the poor-performing utilities sector. Notable individual contributors were led by an overweight to GMS. Shares of this distributor of wallboard and other building products outperformed after being acquired at a significant premium. Semiconductor equipment maker Axcelis Technologies benefited from surging demand for its products.
•	The main source of weakness was stock selection in the materials sector, home to the number-one overall detractor, Graphic Packaging Holding. The company manufactures sustainable paper-based packaging for food, beverages and consumer goods. We believe it struggled as packaging demand has been impacted by a weaker low-end consumer.
•	Positioning in the financials sector also detracted. Several financial services firms were among the top-10 overall detractors, led by Euronet Worldwide. Despite Euronet’s strong financial characteristics, we think the stock has been hindered by the rise of stablecoins and Trump administration immigration policies, both of which hurt its money transfer business.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	7.32%	3.41%	9.63%
Regulatory Index
Russell 3000	18.09%	10.87%	13.72%
Performance Index
Russell 2000 Value	28.09%	5.79%	9.61%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$3,096,656,374
Management Fees (dollars paid during the reporting period)	$33,494,246
Portfolio Turnover Rate	42%
Total Number of Portfolio Holdings	106

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Banks	21%
Short-Term Investments	3.6%	Oil, Gas and Consumable Fuels	11%
Other Assets and Liabilities	(3.2)%	Financial Services	6%
		Insurance	5%
		Machinery	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076845

ANNUAL SHAREHOLDER REPORT
Small Cap Value Fund

Y Class (ASVYX)	March 31, 2026

This annual shareholder report contains important information about Small Cap Value Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$78	0.75%

What were the key factors that affected the fund’s performance?
Small Cap Value Fund Y Class returned 7.42% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 2000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	It benefited relative results to have no exposure to the poor-performing utilities sector. Notable individual contributors were led by an overweight to GMS. Shares of this distributor of wallboard and other building products outperformed after being acquired at a significant premium. Semiconductor equipment maker Axcelis Technologies benefited from surging demand for its products.
•	The main source of weakness was stock selection in the materials sector, home to the number-one overall detractor, Graphic Packaging Holding. The company manufactures sustainable paper-based packaging for food, beverages and consumer goods. We believe it struggled as packaging demand has been impacted by a weaker low-end consumer.
•	Positioning in the financials sector also detracted. Several financial services firms were among the top-10 overall detractors, led by Euronet Worldwide. Despite Euronet’s strong financial characteristics, we think the stock has been hindered by the rise of stablecoins and Trump administration immigration policies, both of which hurt its money transfer business.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	7.42%	3.55%	7.82%	4/10/17
Regulatory Index
Russell 3000	18.09%	10.87%	13.31%	—
Performance Index
Russell 2000 Value	28.09%	5.79%	7.78%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$3,096,656,374
Management Fees (dollars paid during the reporting period)	$33,494,246
Portfolio Turnover Rate	42%
Total Number of Portfolio Holdings	106

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Banks	21%
Short-Term Investments	3.6%	Oil, Gas and Consumable Fuels	11%
Other Assets and Liabilities	(3.2)%	Financial Services	6%
		Insurance	5%
		Machinery	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508F745

ANNUAL SHAREHOLDER REPORT
Small Cap Value Fund

A Class (ACSCX)	March 31, 2026

This annual shareholder report contains important information about Small Cap Value Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$140	1.35%

What were the key factors that affected the fund’s performance?
Small Cap Value Fund A Class returned 6.83% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 2000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	It benefited relative results to have no exposure to the poor-performing utilities sector. Notable individual contributors were led by an overweight to GMS. Shares of this distributor of wallboard and other building products outperformed after being acquired at a significant premium. Semiconductor equipment maker Axcelis Technologies benefited from surging demand for its products.
•	The main source of weakness was stock selection in the materials sector, home to the number-one overall detractor, Graphic Packaging Holding. The company manufactures sustainable paper-based packaging for food, beverages and consumer goods. We believe it struggled as packaging demand has been impacted by a weaker low-end consumer.
•	Positioning in the financials sector also detracted. Several financial services firms were among the top-10 overall detractors, led by Euronet Worldwide. Despite Euronet’s strong financial characteristics, we think the stock has been hindered by the rise of stablecoins and Trump administration immigration policies, both of which hurt its money transfer business.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	6.83%	2.95%	9.14%
A Class - with sales charge	0.69%	1.74%	8.49%
Regulatory Index
Russell 3000	18.09%	10.87%	13.72%
Performance Index
Russell 2000 Value	28.09%	5.79%	9.61%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$3,096,656,374
Management Fees (dollars paid during the reporting period)	$33,494,246
Portfolio Turnover Rate	42%
Total Number of Portfolio Holdings	106

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Banks	21%
Short-Term Investments	3.6%	Oil, Gas and Consumable Fuels	11%
Other Assets and Liabilities	(3.2)%	Financial Services	6%
		Insurance	5%
		Machinery	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076837

ANNUAL SHAREHOLDER REPORT
Small Cap Value Fund

C Class (ASVNX)	March 31, 2026

This annual shareholder report contains important information about Small Cap Value Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$216	2.10%

What were the key factors that affected the fund’s performance?
Small Cap Value Fund C Class returned 5.98% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 2000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	It benefited relative results to have no exposure to the poor-performing utilities sector. Notable individual contributors were led by an overweight to GMS. Shares of this distributor of wallboard and other building products outperformed after being acquired at a significant premium. Semiconductor equipment maker Axcelis Technologies benefited from surging demand for its products.
•	The main source of weakness was stock selection in the materials sector, home to the number-one overall detractor, Graphic Packaging Holding. The company manufactures sustainable paper-based packaging for food, beverages and consumer goods. We believe it struggled as packaging demand has been impacted by a weaker low-end consumer.
•	Positioning in the financials sector also detracted. Several financial services firms were among the top-10 overall detractors, led by Euronet Worldwide. Despite Euronet’s strong financial characteristics, we think the stock has been hindered by the rise of stablecoins and Trump administration immigration policies, both of which hurt its money transfer business.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	5.98%	2.17%	8.31%
Regulatory Index
Russell 3000	18.09%	10.87%	13.72%
Performance Index
Russell 2000 Value	28.09%	5.79%	9.61%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$3,096,656,374
Management Fees (dollars paid during the reporting period)	$33,494,246
Portfolio Turnover Rate	42%
Total Number of Portfolio Holdings	106

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Banks	21%
Short-Term Investments	3.6%	Oil, Gas and Consumable Fuels	11%
Other Assets and Liabilities	(3.2)%	Financial Services	6%
		Insurance	5%
		Machinery	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076530

ANNUAL SHAREHOLDER REPORT
Small Cap Value Fund

R Class (ASVRX)	March 31, 2026

This annual shareholder report contains important information about Small Cap Value Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$165	1.60%

What were the key factors that affected the fund’s performance?
Small Cap Value Fund R Class returned 6.58% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 2000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	It benefited relative results to have no exposure to the poor-performing utilities sector. Notable individual contributors were led by an overweight to GMS. Shares of this distributor of wallboard and other building products outperformed after being acquired at a significant premium. Semiconductor equipment maker Axcelis Technologies benefited from surging demand for its products.
•	The main source of weakness was stock selection in the materials sector, home to the number-one overall detractor, Graphic Packaging Holding. The company manufactures sustainable paper-based packaging for food, beverages and consumer goods. We believe it struggled as packaging demand has been impacted by a weaker low-end consumer.
•	Positioning in the financials sector also detracted. Several financial services firms were among the top-10 overall detractors, led by Euronet Worldwide. Despite Euronet’s strong financial characteristics, we think the stock has been hindered by the rise of stablecoins and Trump administration immigration policies, both of which hurt its money transfer business.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	6.58%	2.68%	8.86%
Regulatory Index
Russell 3000	18.09%	10.87%	13.72%
Performance Index
Russell 2000 Value	28.09%	5.79%	9.61%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$3,096,656,374
Management Fees (dollars paid during the reporting period)	$33,494,246
Portfolio Turnover Rate	42%
Total Number of Portfolio Holdings	106

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Banks	21%
Short-Term Investments	3.6%	Oil, Gas and Consumable Fuels	11%
Other Assets and Liabilities	(3.2)%	Financial Services	6%
		Insurance	5%
		Machinery	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076522

ANNUAL SHAREHOLDER REPORT
Small Cap Value Fund

R5 Class (ASVGX)	March 31, 2026

This annual shareholder report contains important information about Small Cap Value Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$93	0.90%

What were the key factors that affected the fund’s performance?
Small Cap Value Fund R5 Class returned 7.19% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 2000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	It benefited relative results to have no exposure to the poor-performing utilities sector. Notable individual contributors were led by an overweight to GMS. Shares of this distributor of wallboard and other building products outperformed after being acquired at a significant premium. Semiconductor equipment maker Axcelis Technologies benefited from surging demand for its products.
•	The main source of weakness was stock selection in the materials sector, home to the number-one overall detractor, Graphic Packaging Holding. The company manufactures sustainable paper-based packaging for food, beverages and consumer goods. We believe it struggled as packaging demand has been impacted by a weaker low-end consumer.
•	Positioning in the financials sector also detracted. Several financial services firms were among the top-10 overall detractors, led by Euronet Worldwide. Despite Euronet’s strong financial characteristics, we think the stock has been hindered by the rise of stablecoins and Trump administration immigration policies, both of which hurt its money transfer business.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	7.19%	3.39%	7.64%	4/10/17
Regulatory Index
Russell 3000	18.09%	10.87%	13.31%	—
Performance Index
Russell 2000 Value	28.09%	5.79%	7.78%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$3,096,656,374
Management Fees (dollars paid during the reporting period)	$33,494,246
Portfolio Turnover Rate	42%
Total Number of Portfolio Holdings	106

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Banks	21%
Short-Term Investments	3.6%	Oil, Gas and Consumable Fuels	11%
Other Assets and Liabilities	(3.2)%	Financial Services	6%
		Insurance	5%
		Machinery	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508F752

ANNUAL SHAREHOLDER REPORT
Small Cap Value Fund

R6 Class (ASVDX)	March 31, 2026

This annual shareholder report contains important information about Small Cap Value Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$78	0.75%

What were the key factors that affected the fund’s performance?
Small Cap Value Fund R6 Class returned 7.44% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 2000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	It benefited relative results to have no exposure to the poor-performing utilities sector. Notable individual contributors were led by an overweight to GMS. Shares of this distributor of wallboard and other building products outperformed after being acquired at a significant premium. Semiconductor equipment maker Axcelis Technologies benefited from surging demand for its products.
•	The main source of weakness was stock selection in the materials sector, home to the number-one overall detractor, Graphic Packaging Holding. The company manufactures sustainable paper-based packaging for food, beverages and consumer goods. We believe it struggled as packaging demand has been impacted by a weaker low-end consumer.
•	Positioning in the financials sector also detracted. Several financial services firms were among the top-10 overall detractors, led by Euronet Worldwide. Despite Euronet’s strong financial characteristics, we think the stock has been hindered by the rise of stablecoins and Trump administration immigration policies, both of which hurt its money transfer business.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	7.44%	3.56%	9.78%
Regulatory Index
Russell 3000	18.09%	10.87%	13.72%
Performance Index
Russell 2000 Value	28.09%	5.79%	9.61%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$3,096,656,374
Management Fees (dollars paid during the reporting period)	$33,494,246
Portfolio Turnover Rate	42%
Total Number of Portfolio Holdings	106

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Banks	21%
Short-Term Investments	3.6%	Oil, Gas and Consumable Fuels	11%
Other Assets and Liabilities	(3.2)%	Financial Services	6%
		Insurance	5%
		Machinery	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076324

ANNUAL SHAREHOLDER REPORT
Small Cap Value Fund

G Class (ASVHX)	March 31, 2026

This annual shareholder report contains important information about Small Cap Value Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

What were the key factors that affected the fund’s performance?
Small Cap Value Fund G Class returned 8.25% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 2000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	It benefited relative results to have no exposure to the poor-performing utilities sector. Notable individual contributors were led by an overweight to GMS. Shares of this distributor of wallboard and other building products outperformed after being acquired at a significant premium. Semiconductor equipment maker Axcelis Technologies benefited from surging demand for its products.
•	The main source of weakness was stock selection in the materials sector, home to the number-one overall detractor, Graphic Packaging Holding. The company manufactures sustainable paper-based packaging for food, beverages and consumer goods. We believe it struggled as packaging demand has been impacted by a weaker low-end consumer.
•	Positioning in the financials sector also detracted. Several financial services firms were among the top-10 overall detractors, led by Euronet Worldwide. Despite Euronet’s strong financial characteristics, we think the stock has been hindered by the rise of stablecoins and Trump administration immigration policies, both of which hurt its money transfer business.

Cumulative Performance (based on an initial $10,000 investment)
April 1, 2019 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
G Class	8.25%	4.32%	10.06%	4/1/19
Regulatory Index
Russell 3000	18.09%	10.87%	13.62%	—
Performance Index
Russell 2000 Value	28.09%	5.79%	8.86%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$3,096,656,374
Management Fees (dollars paid during the reporting period)	$33,494,246
Portfolio Turnover Rate	42%
Total Number of Portfolio Holdings	106

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Banks	21%
Short-Term Investments	3.6%	Oil, Gas and Consumable Fuels	11%
Other Assets and Liabilities	(3.2)%	Financial Services	6%
		Insurance	5%
		Machinery	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508F695

ANNUAL SHAREHOLDER REPORT
Value Fund

Investor Class (TWVLX)	March 31, 2026

This annual shareholder report contains important information about Value Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$103	0.96%

What were the key factors that affected the fund’s performance?
Value Fund Investor Class returned 14.50% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 1000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve (Fed) cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence (AI)-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	Stock choices in financials were key sources of strength, led by holdings in the capital markets industry, where State Street and The Bank of New York Mellon contributed most. State Street benefited from strong financial market performance, seeing assets under management and fees surge. BNY Mellon saw profits jump amid operational efficiencies as Fed rate cuts improved net interest margins.
•	Stock selection in consumer discretionary also helped. The top contributor was automotive supplier BorgWarner, which improved margins even as its electric vehicle products business outperformed the broader industry. It was also beneficial to have no exposure to Amazon.com, which lagged amid worries about the uncertain payoff for its record spending on AI for its cloud business.
•	Positioning in the consumer staples sector detracted most from performance. Personal care products company Kenvue was a leading overall detractor due to negative press associated with the administration’s claims about potential ties between the usage of Tylenol, a large Kenvue brand, during pregnancy and autism. Though disappointing, we believe the issue is manageable for Kenvue.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	14.50%	9.06%	10.01%
Regulatory Index
Russell 1000	17.74%	11.34%	13.97%
Performance Index
Russell 1000 Value	15.87%	9.43%	10.58%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,752,111,810
Management Fees (dollars paid during the reporting period)	$18,585,844
Portfolio Turnover Rate	55%
Total Number of Portfolio Holdings	100

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.8%	Banks	9%
Short-Term Investments	1.8%	Oil, Gas and Consumable Fuels	6%
Other Assets and Liabilities	0.4%	Pharmaceuticals	6%
		Capital Markets	5%
		Health Care Providers and Services	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076506

ANNUAL SHAREHOLDER REPORT
Value Fund

I Class (AVLIX)	March 31, 2026

This annual shareholder report contains important information about Value Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$82	0.76%

What were the key factors that affected the fund’s performance?
Value Fund I Class returned 14.66% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 1000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve (Fed) cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence (AI)-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	Stock choices in financials were key sources of strength, led by holdings in the capital markets industry, where State Street and The Bank of New York Mellon contributed most. State Street benefited from strong financial market performance, seeing assets under management and fees surge. BNY Mellon saw profits jump amid operational efficiencies as Fed rate cuts improved net interest margins.
•	Stock selection in consumer discretionary also helped. The top contributor was automotive supplier BorgWarner, which improved margins even as its electric vehicle products business outperformed the broader industry. It was also beneficial to have no exposure to Amazon.com, which lagged amid worries about the uncertain payoff for its record spending on AI for its cloud business.
•	Positioning in the consumer staples sector detracted most from performance. Personal care products company Kenvue was a leading overall detractor due to negative press associated with the administration’s claims about potential ties between the usage of Tylenol, a large Kenvue brand, during pregnancy and autism. Though disappointing, we believe the issue is manageable for Kenvue.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	14.66%	9.27%	10.22%
Regulatory Index
Russell 1000	17.74%	11.34%	13.97%
Performance Index
Russell 1000 Value	15.87%	9.43%	10.58%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,752,111,810
Management Fees (dollars paid during the reporting period)	$18,585,844
Portfolio Turnover Rate	55%
Total Number of Portfolio Holdings	100

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.8%	Banks	9%
Short-Term Investments	1.8%	Oil, Gas and Consumable Fuels	6%
Other Assets and Liabilities	0.4%	Pharmaceuticals	6%
		Capital Markets	5%
		Health Care Providers and Services	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076605

ANNUAL SHAREHOLDER REPORT
Value Fund

Y Class (AVUYX)	March 31, 2026

This annual shareholder report contains important information about Value Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$66	0.61%

What were the key factors that affected the fund’s performance?
Value Fund Y Class returned 14.83% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 1000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve (Fed) cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence (AI)-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	Stock choices in financials were key sources of strength, led by holdings in the capital markets industry, where State Street and The Bank of New York Mellon contributed most. State Street benefited from strong financial market performance, seeing assets under management and fees surge. BNY Mellon saw profits jump amid operational efficiencies as Fed rate cuts improved net interest margins.
•	Stock selection in consumer discretionary also helped. The top contributor was automotive supplier BorgWarner, which improved margins even as its electric vehicle products business outperformed the broader industry. It was also beneficial to have no exposure to Amazon.com, which lagged amid worries about the uncertain payoff for its record spending on AI for its cloud business.
•	Positioning in the consumer staples sector detracted most from performance. Personal care products company Kenvue was a leading overall detractor due to negative press associated with the administration’s claims about potential ties between the usage of Tylenol, a large Kenvue brand, during pregnancy and autism. Though disappointing, we believe the issue is manageable for Kenvue.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	14.83%	9.43%	9.39%	4/10/17
Regulatory Index
Russell 1000	17.74%	11.34%	13.65%	—
Performance Index
Russell 1000 Value	15.87%	9.43%	9.70%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,752,111,810
Management Fees (dollars paid during the reporting period)	$18,585,844
Portfolio Turnover Rate	55%
Total Number of Portfolio Holdings	100

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.8%	Banks	9%
Short-Term Investments	1.8%	Oil, Gas and Consumable Fuels	6%
Other Assets and Liabilities	0.4%	Pharmaceuticals	6%
		Capital Markets	5%
		Health Care Providers and Services	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508F729

ANNUAL SHAREHOLDER REPORT
Value Fund

A Class (TWADX)	March 31, 2026

This annual shareholder report contains important information about Value Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$130	1.21%

What were the key factors that affected the fund’s performance?
Value Fund A Class returned 14.26% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 1000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve (Fed) cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence (AI)-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	Stock choices in financials were key sources of strength, led by holdings in the capital markets industry, where State Street and The Bank of New York Mellon contributed most. State Street benefited from strong financial market performance, seeing assets under management and fees surge. BNY Mellon saw profits jump amid operational efficiencies as Fed rate cuts improved net interest margins.
•	Stock selection in consumer discretionary also helped. The top contributor was automotive supplier BorgWarner, which improved margins even as its electric vehicle products business outperformed the broader industry. It was also beneficial to have no exposure to Amazon.com, which lagged amid worries about the uncertain payoff for its record spending on AI for its cloud business.
•	Positioning in the consumer staples sector detracted most from performance. Personal care products company Kenvue was a leading overall detractor due to negative press associated with the administration’s claims about potential ties between the usage of Tylenol, a large Kenvue brand, during pregnancy and autism. Though disappointing, we believe the issue is manageable for Kenvue.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	14.26%	8.78%	9.72%
A Class - with sales charge	7.69%	7.50%	9.08%
Regulatory Index
Russell 1000	17.74%	11.34%	13.97%
Performance Index
Russell 1000 Value	15.87%	9.43%	10.58%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,752,111,810
Management Fees (dollars paid during the reporting period)	$18,585,844
Portfolio Turnover Rate	55%
Total Number of Portfolio Holdings	100

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.8%	Banks	9%
Short-Term Investments	1.8%	Oil, Gas and Consumable Fuels	6%
Other Assets and Liabilities	0.4%	Pharmaceuticals	6%
		Capital Markets	5%
		Health Care Providers and Services	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076803

ANNUAL SHAREHOLDER REPORT
Value Fund

C Class (ACLCX)	March 31, 2026

This annual shareholder report contains important information about Value Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$209	1.96%

What were the key factors that affected the fund’s performance?
Value Fund C Class returned 13.43% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 1000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve (Fed) cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence (AI)-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	Stock choices in financials were key sources of strength, led by holdings in the capital markets industry, where State Street and The Bank of New York Mellon contributed most. State Street benefited from strong financial market performance, seeing assets under management and fees surge. BNY Mellon saw profits jump amid operational efficiencies as Fed rate cuts improved net interest margins.
•	Stock selection in consumer discretionary also helped. The top contributor was automotive supplier BorgWarner, which improved margins even as its electric vehicle products business outperformed the broader industry. It was also beneficial to have no exposure to Amazon.com, which lagged amid worries about the uncertain payoff for its record spending on AI for its cloud business.
•	Positioning in the consumer staples sector detracted most from performance. Personal care products company Kenvue was a leading overall detractor due to negative press associated with the administration’s claims about potential ties between the usage of Tylenol, a large Kenvue brand, during pregnancy and autism. Though disappointing, we believe the issue is manageable for Kenvue.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	13.43%	7.99%	8.91%
Regulatory Index
Russell 1000	17.74%	11.34%	13.97%
Performance Index
Russell 1000 Value	15.87%	9.43%	10.58%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,752,111,810
Management Fees (dollars paid during the reporting period)	$18,585,844
Portfolio Turnover Rate	55%
Total Number of Portfolio Holdings	100

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.8%	Banks	9%
Short-Term Investments	1.8%	Oil, Gas and Consumable Fuels	6%
Other Assets and Liabilities	0.4%	Pharmaceuticals	6%
		Capital Markets	5%
		Health Care Providers and Services	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076761

ANNUAL SHAREHOLDER REPORT
Value Fund

R Class (AVURX)	March 31, 2026

This annual shareholder report contains important information about Value Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$156	1.46%

What were the key factors that affected the fund’s performance?
Value Fund R Class returned 13.97% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 1000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve (Fed) cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence (AI)-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	Stock choices in financials were key sources of strength, led by holdings in the capital markets industry, where State Street and The Bank of New York Mellon contributed most. State Street benefited from strong financial market performance, seeing assets under management and fees surge. BNY Mellon saw profits jump amid operational efficiencies as Fed rate cuts improved net interest margins.
•	Stock selection in consumer discretionary also helped. The top contributor was automotive supplier BorgWarner, which improved margins even as its electric vehicle products business outperformed the broader industry. It was also beneficial to have no exposure to Amazon.com, which lagged amid worries about the uncertain payoff for its record spending on AI for its cloud business.
•	Positioning in the consumer staples sector detracted most from performance. Personal care products company Kenvue was a leading overall detractor due to negative press associated with the administration’s claims about potential ties between the usage of Tylenol, a large Kenvue brand, during pregnancy and autism. Though disappointing, we believe the issue is manageable for Kenvue.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	13.97%	8.52%	9.46%
Regulatory Index
Russell 1000	17.74%	11.34%	13.97%
Performance Index
Russell 1000 Value	15.87%	9.43%	10.58%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,752,111,810
Management Fees (dollars paid during the reporting period)	$18,585,844
Portfolio Turnover Rate	55%
Total Number of Portfolio Holdings	100

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.8%	Banks	9%
Short-Term Investments	1.8%	Oil, Gas and Consumable Fuels	6%
Other Assets and Liabilities	0.4%	Pharmaceuticals	6%
		Capital Markets	5%
		Health Care Providers and Services	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076621

ANNUAL SHAREHOLDER REPORT
Value Fund

R5 Class (AVUGX)	March 31, 2026

This annual shareholder report contains important information about Value Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$82	0.76%

What were the key factors that affected the fund’s performance?
Value Fund R5 Class returned 14.82% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 1000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve (Fed) cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence (AI)-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	Stock choices in financials were key sources of strength, led by holdings in the capital markets industry, where State Street and The Bank of New York Mellon contributed most. State Street benefited from strong financial market performance, seeing assets under management and fees surge. BNY Mellon saw profits jump amid operational efficiencies as Fed rate cuts improved net interest margins.
•	Stock selection in consumer discretionary also helped. The top contributor was automotive supplier BorgWarner, which improved margins even as its electric vehicle products business outperformed the broader industry. It was also beneficial to have no exposure to Amazon.com, which lagged amid worries about the uncertain payoff for its record spending on AI for its cloud business.
•	Positioning in the consumer staples sector detracted most from performance. Personal care products company Kenvue was a leading overall detractor due to negative press associated with the administration’s claims about potential ties between the usage of Tylenol, a large Kenvue brand, during pregnancy and autism. Though disappointing, we believe the issue is manageable for Kenvue.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	14.82%	9.28%	9.24%	4/10/17
Regulatory Index
Russell 1000	17.74%	11.34%	13.65%	—
Performance Index
Russell 1000 Value	15.87%	9.43%	9.70%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,752,111,810
Management Fees (dollars paid during the reporting period)	$18,585,844
Portfolio Turnover Rate	55%
Total Number of Portfolio Holdings	100

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.8%	Banks	9%
Short-Term Investments	1.8%	Oil, Gas and Consumable Fuels	6%
Other Assets and Liabilities	0.4%	Pharmaceuticals	6%
		Capital Markets	5%
		Health Care Providers and Services	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508F737

ANNUAL SHAREHOLDER REPORT
Value Fund

R6 Class (AVUDX)	March 31, 2026

This annual shareholder report contains important information about Value Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$66	0.61%

What were the key factors that affected the fund’s performance?
Value Fund R6 Class returned 14.96% for the reporting period ended March 31, 2026.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 1000 Value Index.
•	Markets experienced sharp volatility as the period began with the Liberation Day tariffs and ended with the war in Iran. In between, the government endured a record shutdown, and the Federal Reserve (Fed) cut interest rates three times. Stocks rose overall amid strong demand for lower-quality, high-momentum and artificial intelligence (AI)-related stocks, though investors turned to lower-volatility shares when risk spiked.
•	Stock choices in financials were key sources of strength, led by holdings in the capital markets industry, where State Street and The Bank of New York Mellon contributed most. State Street benefited from strong financial market performance, seeing assets under management and fees surge. BNY Mellon saw profits jump amid operational efficiencies as Fed rate cuts improved net interest margins.
•	Stock selection in consumer discretionary also helped. The top contributor was automotive supplier BorgWarner, which improved margins even as its electric vehicle products business outperformed the broader industry. It was also beneficial to have no exposure to Amazon.com, which lagged amid worries about the uncertain payoff for its record spending on AI for its cloud business.
•	Positioning in the consumer staples sector detracted most from performance. Personal care products company Kenvue was a leading overall detractor due to negative press associated with the administration’s claims about potential ties between the usage of Tylenol, a large Kenvue brand, during pregnancy and autism. Though disappointing, we believe the issue is manageable for Kenvue.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	14.96%	9.46%	10.39%
Regulatory Index
Russell 1000	17.74%	11.34%	13.97%
Performance Index
Russell 1000 Value	15.87%	9.43%	10.58%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,752,111,810
Management Fees (dollars paid during the reporting period)	$18,585,844
Portfolio Turnover Rate	55%
Total Number of Portfolio Holdings	100

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.8%	Banks	9%
Short-Term Investments	1.8%	Oil, Gas and Consumable Fuels	6%
Other Assets and Liabilities	0.4%	Pharmaceuticals	6%
		Capital Markets	5%
		Health Care Providers and Services	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076316

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

(b) No response required.

(c) None.

(d) None.

(e) Not applicable.

(f) The registrant’s Code of Ethics for Senior Financial Officers was filed as Exhibit 12 (a)(1) to American Century Asset Allocation Portfolios, Inc.’s Annual Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005, and is incorporated herein by reference.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant’s board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) Barry Fink, Jan M. Lewis, Gary C. Meltzer and Rajesh K. Gupta are the registrant’s designated audit committee financial experts. They are “independent” as defined in Item 3 of Form N-CSR.

(a)(3) Not applicable.

(b) No response required.

(c) No response required.

(d) No response required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

FY 2025:	$126,890
FY 2026:	$126,890

(b) Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were as follows:

For services rendered to the registrant:

FY 2025:	$0
FY 2026:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2025:	$0
FY 2026:	$0

(c) Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

For services rendered to the registrant:

FY 2025:	$0
FY 2026:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2025:	$0
FY 2026:	$0

(d) All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

For services rendered to the registrant:

FY 2025:	$0
FY 2026:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain     engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2025:	$0
FY 2026:	$0

(e)(1) In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant’s audit committee. Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, the registrant’s audit committee also pre-approves its accountant’s engagements for non-audit services with the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) All services described in each of paragraphs (b) through (d) of this Item were pre-approved before the engagement by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X.

Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

FY 2025:	$98,325
FY 2026:	$98,325

(h) The registrant’s investment adviser and accountant have notified the registrant’s audit committee of all non-audit services that were rendered by the registrant’s accountant to the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The notification provided to the registrant’s audit committee included sufficient details regarding such services to allow the registrant’s audit committee to consider the continuing independence of its principal accountant.

(i)	Not applicable.

(j)	Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the financial statements and other information filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)

Annual Financial Statements and Other Information

March 31, 2026

Equity Income Fund	Small Cap Dividend Fund
Investor Class (TWEIX)	Investor Class (AMAEX)
I Class (ACIIX)	I Class (AMAFX)
Y Class (AEIYX)	A Class (AMAHX)
A Class (TWEAX)	R Class (AMAJX)
C Class (AEYIX)	R6 Class (AMAKX)
R Class (AEURX)	G Class (AMALX)
R5 Class (AEIUX)	Small Cap Value Fund
R6 Class (AEUDX)	Investor Class (ASVIX)
G Class (AEIMX)	I Class (ACVIX)
Focused Large Cap Value Fund	Y Class (ASVYX)
Investor Class (ALVIX)	A Class (ACSCX)
I Class (ALVSX)	C Class (ASVNX)
A Class (ALPAX)	R Class (ASVRX)
C Class (ALPCX)	R5 Class (ASVGX)
R Class (ALVRX)	R6 Class (ASVDX)
R5 Class (ALVGX)	G Class (ASVHX)
R6 Class (ALVDX)	Value Fund
G Class (ACFLX)	Investor Class (TWVLX)
Mid Cap Value Fund	I Class (AVLIX)
Investor Class (ACMVX)	Y Class (AVUYX)
I Class (AVUAX)	A Class (TWADX)
Y Class (AMVYX)	C Class (ACLCX)
A Class (ACLAX)	R Class (AVURX)
C Class (ACCLX)	R5 Class (AVUGX)
R Class (AMVRX)	R6 Class (AVUDX)
R5 Class (AMVGX)
R6 Class (AMDVX)
G Class (ACIPX)

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. For this and additional information about a fund, including the Annual Shareholder Report, Semiannual Shareholder Report, Prospectus and Statement of Additional Information, visit americancentury.com/docs.

Schedule of Investments - Equity Income Fund

MARCH 31, 2026

	Shares/Principal Amount	Value
COMMON STOCKS — 78.9%
Aerospace and Defense — 1.2%
RTX Corp.	396,698	$76,523,044
Automobile Components — 0.5%
Gentex Corp.	1,438,041	31,421,196
Banks — 6.5%
Commerce Bancshares, Inc.	748,361	36,819,361
JPMorgan Chase & Co.	586,112	172,410,706
PNC Financial Services Group, Inc.	139,837	29,098,681
Truist Financial Corp.	1,847,517	84,930,356
U.S. Bancorp	1,697,250	88,273,973
		411,533,077
Beverages — 2.3%
PepsiCo, Inc.	830,659	128,993,036
Pernod Ricard SA	210,080	15,621,941
		144,614,977
Building Products — 2.6%
A.O. Smith Corp.	740,806	48,848,748
Daikin Industries Ltd.	348,000	41,741,506
Masco Corp.	523,932	31,629,775
Owens Corning	384,305	41,589,487
		163,809,516
Capital Markets — 4.2%
AllianceBernstein Holding LP	799,539	29,934,740
Bank of New York Mellon Corp.	344,967	40,923,435
Blackrock, Inc.	69,018	66,375,301
Charles Schwab Corp.	624,806	58,719,268
Northern Trust Corp.	273,174	38,126,895
T. Rowe Price Group, Inc.	342,922	30,910,989
		264,990,628
Chemicals — 1.9%
Linde PLC	242,788	120,364,579
Communications Equipment — 1.6%
Cisco Systems, Inc.	1,338,176	103,829,076
Construction Materials — 1.1%
Amrize Ltd.(1)	578,627	32,414,684
CRH PLC	344,264	36,189,032
		68,603,716
Consumer Staples Distribution & Retail — 2.5%
Koninklijke Ahold Delhaize NV	411,760	19,221,337
Sysco Corp.	519,943	37,087,534
Target Corp.	304,917	36,955,941
Walmart, Inc.	524,357	65,167,088
		158,431,900
Containers and Packaging — 1.2%
Packaging Corp. of America	372,302	79,009,930
Diversified Telecommunication Services — 1.4%
Verizon Communications, Inc.	1,819,968	91,362,394
Electric Utilities — 1.7%
Duke Energy Corp.	606,809	79,455,571

Schedule of Investments - Equity Income Fund

	Shares/Principal Amount	Value
Eversource Energy	434,883	$30,128,694
		109,584,265
Electrical Equipment — 0.5%
Legrand SA	219,255	34,062,277
Electronic Equipment, Instruments and Components — 0.5%
TE Connectivity PLC	149,722	31,294,892
Energy Equipment and Services — 1.2%
Baker Hughes Co.	1,264,829	77,217,811
Food Products — 2.7%
Hershey Co.	96,266	20,012,739
McCormick & Co., Inc.	894,782	45,132,804
Mondelez International, Inc., Class A	1,805,791	104,085,793
		169,231,336
Gas Utilities — 3.6%
Atmos Energy Corp.	397,967	73,512,464
ONE Gas, Inc.	909,140	78,304,228
Spire, Inc.	808,397	73,192,265
		225,008,957
Ground Transportation — 3.5%
CSX Corp.	1,656,730	68,008,767
Norfolk Southern Corp.	539,780	154,916,860
		222,925,627
Health Care Equipment and Supplies — 5.2%
Becton Dickinson & Co.	1,032,999	162,418,433
Medtronic PLC	1,636,811	141,829,673
Zimmer Biomet Holdings, Inc.	236,942	21,424,296
		325,672,402
Health Care Providers and Services — 1.7%
Quest Diagnostics, Inc.	247,355	48,476,633
UnitedHealth Group, Inc.	209,694	56,741,099
		105,217,732
Hotels, Restaurants and Leisure — 0.6%
Sodexo SA(2)	684,733	35,148,747
Household Products — 2.6%
Colgate-Palmolive Co.	440,065	37,506,740
Kimberly-Clark Corp.	1,294,517	124,882,055
		162,388,795
Industrial Conglomerates — 0.8%
Honeywell International, Inc.	211,685	47,847,161
Insurance — 5.3%
Allstate Corp.	166,668	34,556,943
Marsh & McLennan Cos., Inc.	1,285,056	222,892,963
Reinsurance Group of America, Inc.	368,038	75,138,638
		332,588,544
Machinery — 2.5%
Atlas Copco AB, B Shares	2,106,516	32,929,606
Dover Corp.	297,758	62,067,655
PACCAR, Inc.	520,645	60,134,497
		155,131,758
Metals and Mining — 0.8%
Reliance, Inc.	156,638	47,605,421

Schedule of Investments - Equity Income Fund

	Shares/Principal Amount	Value
Oil, Gas and Consumable Fuels — 7.3%
Chevron Corp.	559,224	$115,703,446
Enterprise Products Partners LP	4,732,718	179,086,049
Exxon Mobil Corp.	689,128	116,917,456
TotalEnergies SE	506,172	46,453,483
		458,160,434
Personal Care Products — 1.9%
Estee Lauder Cos., Inc., Class A	280,929	20,162,274
Unilever PLC	1,722,678	97,261,708
		117,423,982
Pharmaceuticals — 5.8%
Johnson & Johnson	770,977	188,457,618
Merck & Co., Inc.	539,090	64,847,136
Roche Holding AG	160,317	63,981,047
Sanofi SA, ADR	976,561	47,050,709
		364,336,510
Semiconductors and Semiconductor Equipment — 1.6%
Analog Devices, Inc.	318,858	101,441,484
Specialized REITs — 0.5%
American Tower Corp.	174,483	30,112,276
Trading Companies and Distributors — 1.6%
Bunzl PLC	1,668,647	50,235,335
MSC Industrial Direct Co., Inc., Class A	517,517	47,751,294
		97,986,629
TOTAL COMMON STOCKS (Cost $3,564,530,927)		4,964,881,073
PREFERRED SECURITIES — 6.9%
Banks — 4.4%
Citigroup, Inc., 6.25%	68,571,000	68,652,051
M&T Bank Corp., 5.125%(2)	64,275,000	63,812,291
PNC Financial Services Group, Inc., 5.00%	15,646,000	15,636,562
PNC Financial Services Group, Inc., 6.20%	34,233,000	34,327,826
Truist Financial Corp., 5.10%(2)	96,190,999	96,080,101
		278,508,831
Capital Markets — 2.2%
Bank of New York Mellon Corp., 4.625%	19,079,000	19,013,530
Charles Schwab Corp., 4.00%	20,095,000	18,602,488
Charles Schwab Corp., 4.00%	82,997,000	82,486,319
Goldman Sachs Group, Inc., 5.30%	15,730,000	15,746,438
		135,848,775
Consumer Finance — 0.3%
American Express Co., 3.55%	18,714,000	18,513,783
TOTAL PREFERRED SECURITIES (Cost $426,934,714)		432,871,389
CONVERTIBLE BONDS — 6.2%
Electric Utilities — 0.3%
Duke Energy Corp., 4.125%, 4/15/26	$15,912,000	17,558,892
Health Care Equipment and Supplies — 1.0%
Envista Holdings Corp., 1.75%, 8/15/28	64,648,000	64,365,165
Hotels, Restaurants and Leisure — 0.8%
Cracker Barrel Old Country Store, Inc., 0.625%, 6/15/26	54,105,000	53,036,422
IT Services — 0.7%
Akamai Technologies, Inc., 1.125%, 2/15/29	35,780,000	40,951,999

Schedule of Investments - Equity Income Fund

	Shares/Principal Amount	Value
Multi-Utilities — 0.3%
WEC Energy Group, Inc., 4.375%, 6/1/27	$13,872,000	$16,729,632
Semiconductors and Semiconductor Equipment — 3.1%
Microchip Technology, Inc., 0.75%, 6/1/30	127,645,000	126,457,902
ON Semiconductor Corp., 0.50%, 3/1/29	73,238,000	71,773,240
		198,231,142
TOTAL CONVERTIBLE BONDS (Cost $384,380,579)		390,873,252
EQUITY-LINKED NOTES — 4.7%
Air Freight and Logistics — 0.2%
JPMorgan Chase Bank NA, (convertible into FedEx Corp.), 13.25%, 4/17/26(3)	61,701	14,833,443
Broadline Retail — 0.5%
Citigroup Global Markets Holdings, Inc., (convertible into Amazon.com, Inc.), 11.96%, 9/30/26(3)	65,636	13,702,828
Goldman Sachs International, (convertible into Amazon.com, Inc.), 10.73%, 8/17/26(3)	70,485	14,335,628
		28,038,456
Building Products — 0.6%
JPMorgan Chase Bank NA, (convertible into Masco Corp.), 7.91%, 4/9/26(3)	202,754	13,866,511
Royal Bank of Canada, (convertible into Owens Corning), 14.75%, 5/21/26(3)	142,176	14,211,572
Wells Fargo Bank NA, (convertible into Fortune Brands Innovations, Inc.), 15.48%, 8/17/26(3)	225,825	9,344,090
		37,422,173
Distributors — 0.2%
Merrill Lynch BV, (convertible into Pool Corp.), 9.25%, 8/26/26(3)	69,707	14,352,863
Electronic Equipment, Instruments and Components — 0.2%
JPMorgan Chase Bank NA, (convertible into CDW Corp.), 9.50%, 5/6/26(3)	91,091	11,969,220
Entertainment — 0.2%
Merrill Lynch BV, (convertible into Walt Disney Co.), 8.53%, 5/18/26(3)	122,712	12,893,139
Health Care Equipment and Supplies — 0.2%
Wells Fargo Bank NA, (convertible into Teleflex, Inc.), 11.42%, 4/23/26(3)	98,192	12,964,813
Hotels, Restaurants and Leisure — 0.4%
Royal Bank of Canada, (convertible into Starbucks Corp.), 8.68%, 8/13/26(3)	144,246	13,132,552
UBS AG, (convertible into Darden Restaurants, Inc.), 7.70%, 8/5/26(3)	71,490	14,211,553
		27,344,105
Household Durables — 0.2%
JPMorgan Chase Bank NA, (convertible into PulteGroup, Inc.), 10.16%, 4/23/26(3)	117,685	14,620,784
IT Services — 0.5%
JPMorgan Chase Bank NA, (convertible into Accenture PLC, Class A), 13.03%, 4/7/26(3)	57,095	13,933,662
Merrill Lynch BV, (convertible into Accenture PLC), 19.23%, 9/16/26(3)	70,836	13,953,125
		27,886,787
Leisure Products — 0.2%
Royal Bank of Canada, (convertible into Mattel, Inc.), 15.01%, 8/13/26(3)	667,913	9,928,687
Life Sciences Tools and Services — 0.2%
UBS AG, (convertible into IQVIA Holdings, Inc.), 8.00%, 8/7/26(3)	69,041	11,933,955
Machinery — 0.2%
UBS AG, (convertible into Stanley Black & Decker, Inc.), 14.25%, 8/31/26(3)	160,293	12,116,104
Semiconductors and Semiconductor Equipment — 0.2%
Goldman Sachs International, (convertible into Texas Instruments, Inc.), 11.45%, 7/15/26(3)	71,274	13,302,839
Software — 0.3%
Royal Bank of Canada, (convertible into Salesforce, Inc.), 10.82%, 7/15/26(3)	51,950	9,942,113
UBS AG, (convertible into Microsoft Corp.), 6.05%, 7/31/26(3)	29,447	11,172,142
		21,114,255
Specialty Retail — 0.2%
Citigroup Global Markets Holdings, Inc., (convertible into Lowe's Cos., Inc.), 9.15%, 9/30/26(3)	58,836	13,809,398

Schedule of Investments - Equity Income Fund

	Shares/Principal Amount	Value
Textiles, Apparel and Luxury Goods — 0.2%
UBS AG, (convertible into NIKE, Inc., Class B), 10.75%, 6/24/26(3)	$204,878	$11,186,883
TOTAL EQUITY-LINKED NOTES (Cost $309,754,071)		295,717,904
CONVERTIBLE PREFERRED SECURITIES — 1.3%
Banks — 0.6%
Bank of America Corp., 7.25%	30,842	36,797,898
Electric Utilities — 0.7%
NextEra Energy, Inc., 7.30%	756,326	42,762,672
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $78,053,100)		79,560,570
EXCHANGE-TRADED FUNDS — 0.2%
iShares Russell 1000 Value ETF (Cost $13,068,698)	76,942	16,440,197
SHORT-TERM INVESTMENTS — 1.5%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	251,584	251,584
State Street Navigator Securities Lending Government Money Market Portfolio(4)	9,462,425	9,462,425
		9,714,009
Repurchase Agreements — 1.4%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.25%, 4/30/28, valued at $87,297,767), at 3.66%, dated 3/31/26, due 4/1/26 (Delivery value $85,594,701)		85,586,000
TOTAL SHORT-TERM INVESTMENTS (Cost $95,300,009)		95,300,009
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $4,872,022,098)		6,275,644,394
OTHER ASSETS AND LIABILITIES — 0.3%		19,482,106
TOTAL NET ASSETS — 100.0%		$6,295,126,500

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	24,561,588	CHF	19,159,021	JPMorgan Chase Bank NA	6/26/26	$377,549
USD	1,426,755	CHF	1,131,036	JPMorgan Chase Bank NA	6/26/26	(929)
USD	24,587,593	CHF	19,159,022	UBS AG	6/26/26	403,554
USD	4,280,314	CHF	3,353,155	UBS AG	6/26/26	47,695
EUR	6,548,710	USD	7,569,222	Goldman Sachs & Co. LLC	6/26/26	29,326
USD	66,298,973	EUR	56,767,631	Citibank NA	6/26/26	430,803
USD	66,273,938	EUR	56,767,631	Goldman Sachs & Co. LLC	6/26/26	405,768
USD	66,247,530	EUR	56,767,631	Morgan Stanley & Co. LLC	6/26/26	379,360
USD	66,276,209	EUR	56,767,631	UBS AG	6/26/26	408,039
USD	20,939,866	GBP	15,601,850	Bank of America NA	6/26/26	294,996
USD	20,925,903	GBP	15,601,849	Goldman Sachs & Co. LLC	6/26/26	281,032
JPY	317,985,000	USD	2,007,449	Bank of America NA	6/26/26	10,468
JPY	133,110,000	USD	840,116	JPMorgan Chase Bank NA	6/26/26	4,593
USD	1,601,621	JPY	253,553,300	Bank of America NA	6/26/26	(7,416)
USD	1,069,006	JPY	168,607,700	Bank of America NA	6/26/26	(969)
USD	2,161,650	JPY	343,128,000	Bank of America NA	6/26/26	(15,823)
USD	33,513,772	JPY	5,301,569,000	JPMorgan Chase Bank NA	6/26/26	(129,720)
USD	26,101,799	SEK	244,082,195	JPMorgan Chase Bank NA	6/26/26	208,207
USD	777,285	SEK	7,219,897	JPMorgan Chase Bank NA	6/26/26	11,359
USD	673,667	SEK	6,266,885	JPMorgan Chase Bank NA	6/26/26	8,841
						$3,146,733

Schedule of Investments - Equity Income Fund

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CHF	–	Swiss Franc
EUR	–	Euro
GBP	–	British Pound
JPY	–	Japanese Yen
SEK	–	Swedish Krona
USD	–	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $9,145,287. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $295,717,904, which represented 4.7% of total net assets.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $9,462,425.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Beverages	$128,993,036	$15,621,941	—
Building Products	122,068,010	41,741,506	—
Consumer Staples Distribution & Retail	139,210,563	19,221,337	—
Electrical Equipment	—	34,062,277	—
Hotels, Restaurants and Leisure	—	35,148,747	—
Machinery	122,202,152	32,929,606	—
Oil, Gas and Consumable Fuels	411,706,951	46,453,483	—
Personal Care Products	20,162,274	97,261,708	—
Pharmaceuticals	300,355,463	63,981,047	—
Trading Companies and Distributors	47,751,294	50,235,335	—
Other Industries	3,235,774,343	—	—
Preferred Securities	—	432,871,389	—
Convertible Bonds	—	390,873,252	—
Equity-Linked Notes	—	295,717,904	—
Convertible Preferred Securities	—	79,560,570	—
Exchange-Traded Funds	16,440,197	—	—
Short-Term Investments	9,714,009	85,586,000	—
	$4,554,378,292	$1,721,266,102	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$3,301,590	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$154,857	—

Schedule of Investments - Equity Income Fund
DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

Type of Risk Exposure
Foreign Currency
Asset Derivatives:
Unrealized appreciation on forward foreign currency exchange contracts	$3,301,590
Liability Derivatives:
Unrealized depreciation on forward foreign currency exchange contracts	$154,857

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended March 31, 2026.

Type of Risk Exposure
Foreign Currency
Net realized gain (loss) on:
Forward foreign currency exchange transactions	$(18,805,031)
Change in net unrealized appreciation (depreciation) on:
Forward foreign currency exchange contracts	$2,478,546

See Notes to Financial Statements.

Schedule of Investments - Focused Large Cap Value Fund

MARCH 31, 2026

	Shares	Value
COMMON STOCKS — 98.3%
Aerospace and Defense — 1.4%
RTX Corp.	202,218	$39,007,852
Banks — 6.9%
Commerce Bancshares, Inc.	780,409	38,396,123
JPMorgan Chase & Co.	290,933	85,580,851
Truist Financial Corp.	1,472,648	67,697,629
		191,674,603
Beverages — 2.6%
PepsiCo, Inc.	464,756	72,171,959
Building Products — 3.0%
A.O. Smith Corp.	848,637	55,959,124
Owens Corning	264,184	28,589,992
		84,549,116
Capital Markets — 6.2%
Ameriprise Financial, Inc.	66,046	29,350,842
Blackrock, Inc.	92,523	88,980,294
Charles Schwab Corp.	568,477	53,425,469
		171,756,605
Chemicals — 1.4%
PPG Industries, Inc.	358,566	38,323,534
Communications Equipment — 3.8%
Cisco Systems, Inc.	623,591	48,384,426
F5, Inc.(1)	196,037	56,719,385
		105,103,811
Construction Materials — 1.7%
Amrize Ltd.(1)	844,282	47,296,678
Consumer Staples Distribution & Retail — 2.1%
Sysco Corp.	379,791	27,090,492
Target Corp.	254,119	30,799,223
		57,889,715
Containers and Packaging — 2.2%
Packaging Corp. of America	292,582	62,091,752
Diversified Telecommunication Services — 1.3%
Verizon Communications, Inc.	702,281	35,254,506
Electric Utilities — 3.6%
Duke Energy Corp.	767,337	100,475,107
Energy Equipment and Services — 1.7%
Baker Hughes Co.	762,375	46,542,994
Financial Services — 3.4%
Berkshire Hathaway, Inc., Class B(1)	197,700	94,737,840
Food Products — 2.4%
Mondelez International, Inc., Class A	1,168,625	67,359,545
Gas Utilities — 1.7%
Atmos Energy Corp.	257,911	47,641,320
Ground Transportation — 2.7%
Norfolk Southern Corp.	257,765	73,978,555
Health Care Equipment and Supplies — 6.7%
Becton Dickinson & Co.	537,146	84,455,466
Medtronic PLC	804,875	69,742,419
Zimmer Biomet Holdings, Inc.	362,989	32,821,465
		187,019,350

Schedule of Investments - Focused Large Cap Value Fund

	Shares	Value
Health Care Providers and Services — 2.6%
Henry Schein, Inc.(1)	541,592	$39,915,330
UnitedHealth Group, Inc.	114,524	30,989,049
		70,904,379
Household Durables — 1.1%
PulteGroup, Inc.	251,496	29,578,444
Household Products — 3.6%
Colgate-Palmolive Co.	409,306	34,885,151
Kimberly-Clark Corp.	669,943	64,629,401
		99,514,552
Industrial Conglomerates — 2.8%
Honeywell International, Inc.	188,140	42,525,284
Siemens AG	140,701	34,279,564
		76,804,848
Insurance — 6.3%
Marsh & McLennan Cos., Inc.	732,204	127,000,784
Reinsurance Group of America, Inc.	237,315	48,450,230
		175,451,014
Interactive Media and Services — 2.2%
Alphabet, Inc., Class A	214,977	61,818,786
Life Sciences Tools and Services — 1.6%
IQVIA Holdings, Inc.(1)	259,718	44,292,308
Machinery — 1.7%
PACCAR, Inc.	403,493	46,603,441
Oil, Gas and Consumable Fuels — 7.4%
Chevron Corp.	386,070	79,877,883
Enterprise Products Partners LP	2,100,964	79,500,478
TotalEnergies SE	509,517	46,355,856
		205,734,217
Personal Care Products — 2.6%
Unilever PLC, ADR	1,241,610	70,734,522
Pharmaceuticals — 4.5%
Johnson & Johnson	354,031	86,539,338
Roche Holding AG	96,148	38,371,786
		124,911,124
Semiconductors and Semiconductor Equipment — 5.1%
Analog Devices, Inc.	191,312	60,864,000
Infineon Technologies AG	977,072	44,325,968
QUALCOMM, Inc.	276,846	35,652,228
		140,842,196
Software — 2.0%
Microsoft Corp.	151,024	55,904,554
TOTAL COMMON STOCKS (Cost $2,238,144,020)		2,725,969,227
SHORT-TERM INVESTMENTS — 1.5%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	121,960	121,960
Repurchase Agreements — 1.5%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 4/15/28, valued at $42,191,361), at 3.66%, dated 3/31/26, due 4/1/26 (Delivery value $41,368,205)		41,364,000
TOTAL SHORT-TERM INVESTMENTS (Cost $41,485,960)		41,485,960
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $2,279,629,980)		2,767,455,187
OTHER ASSETS AND LIABILITIES — 0.2%		5,321,616
TOTAL NET ASSETS — 100.0%		$2,772,776,803

Schedule of Investments - Focused Large Cap Value Fund

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	16,014,292	CHF	12,491,789	JPMorgan Chase Bank NA	6/26/26	$246,164
USD	865,987	CHF	686,497	JPMorgan Chase Bank NA	6/26/26	(564)
USD	16,031,248	CHF	12,491,788	UBS AG	6/26/26	263,120
EUR	2,726,111	USD	3,136,399	Morgan Stanley & Co. LLC	6/26/26	26,741
USD	26,230,206	EUR	22,459,272	Citibank NA	6/26/26	170,441
USD	26,220,302	EUR	22,459,272	Goldman Sachs & Co. LLC	6/26/26	160,536
USD	26,209,853	EUR	22,459,272	Morgan Stanley & Co. LLC	6/26/26	150,088
USD	2,631,975	EUR	2,272,355	Morgan Stanley & Co. LLC	6/26/26	(4,667)
USD	26,221,200	EUR	22,459,272	UBS AG	6/26/26	161,435
USD	31,837,859	GBP	23,721,712	Bank of America NA	6/26/26	448,524
USD	31,816,628	GBP	23,721,712	Goldman Sachs & Co. LLC	6/26/26	427,293
						$2,049,111

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CHF	–	Swiss Franc
EUR	–	Euro
GBP	–	British Pound
USD	–	United States Dollar
(1)Non-income producing.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$2,608,991,909	$116,977,318	—
Short-Term Investments	121,960	41,364,000	—
	$2,609,113,869	$158,341,318	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$2,054,342	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$5,231	—

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

Type of Risk Exposure
Foreign Currency
Asset Derivatives:
Unrealized appreciation on forward foreign currency exchange contracts	$2,054,342
Liability Derivatives:
Unrealized depreciation on forward foreign currency exchange contracts	$5,231

Schedule of Investments - Focused Large Cap Value Fund

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended March 31, 2026.

Type of Risk Exposure
Foreign Currency
Net realized gain (loss) on:
Forward foreign currency exchange transactions	$(10,482,093)
Change in net unrealized appreciation (depreciation) on:
Forward foreign currency exchange contracts	$1,607,768

See Notes to Financial Statements.

Schedule of Investments - Mid Cap Value Fund

MARCH 31, 2026

	Shares	Value
COMMON STOCKS — 98.9%
Aerospace and Defense — 2.0%
Hexcel Corp.	269,525	$21,812,658
L3Harris Technologies, Inc.	266,109	91,847,522
		113,660,180
Automobile Components — 1.6%
BorgWarner, Inc.	549,224	29,800,895
Cie Generale des Etablissements Michelin SCA	788,687	27,019,538
Gentex Corp.	1,384,966	30,261,507
		87,081,940
Banks — 6.8%
Commerce Bancshares, Inc.	2,121,723	104,388,772
First Hawaiian, Inc.	1,478,564	36,431,817
Prosperity Bancshares, Inc.	1,119,669	75,219,363
Truist Financial Corp.	1,428,673	65,676,098
U.S. Bancorp	1,284,325	66,797,743
Westamerica Bancorporation	604,543	31,526,918
		380,040,711
Beverages — 1.2%
Heineken NV	511,032	39,307,726
Pernod Ricard SA	341,520	25,396,065
		64,703,791
Building Products — 2.8%
A.O. Smith Corp.	751,474	49,552,195
Daikin Industries Ltd.	312,800	37,519,377
Masco Corp.	513,967	31,028,188
Owens Corning	339,600	36,751,512
		154,851,272
Capital Markets — 3.5%
Ameriprise Financial, Inc.	93,277	41,452,299
Bank of New York Mellon Corp.	130,444	15,474,572
Northern Trust Corp.	557,283	77,779,988
Raymond James Financial, Inc.	166,267	24,073,799
T. Rowe Price Group, Inc.	421,016	37,950,382
		196,731,040
Chemicals — 0.7%
PPG Industries, Inc.	393,048	42,008,970
Commercial Services and Supplies — 0.4%
ABM Industries, Inc.	58,444	2,251,263
Republic Services, Inc.	90,702	19,865,552
		22,116,815
Communications Equipment — 1.1%
F5, Inc.(1)	219,979	63,646,524
Construction Materials — 0.8%
Amrize Ltd.(1)	765,464	42,881,293
Consumer Staples Distribution & Retail — 1.9%
Koninklijke Ahold Delhaize NV	1,258,686	58,756,626
Sysco Corp.	383,403	27,348,136
Target Corp.	168,303	20,398,323
		106,503,085
Containers and Packaging — 1.7%
Packaging Corp. of America	438,234	93,002,019

Schedule of Investments - Mid Cap Value Fund

	Shares	Value
Electric Utilities — 6.4%
Duke Energy Corp.	416,367	$54,519,095
Evergy, Inc.	1,268,506	103,916,012
Eversource Energy	825,173	57,167,985
PPL Corp.	1,215,705	46,439,931
Xcel Energy, Inc.	1,210,116	96,131,615
		358,174,638
Electrical Equipment — 0.7%
Sensata Technologies Holding PLC	1,122,111	39,520,749
Electronic Equipment, Instruments and Components — 2.0%
CDW Corp.	295,992	35,820,952
Ralliant Corp.	749,072	31,153,904
TE Connectivity PLC	97,938	20,471,001
Vontier Corp.	671,420	23,815,267
		111,261,124
Energy Equipment and Services — 2.9%
Baker Hughes Co.	1,993,246	121,687,668
SLB Ltd.	807,022	41,472,861
		163,160,529
Food Products — 0.8%
Magnum Ice Cream Co. NV(1)	779,349	11,456,918
Mondelez International, Inc., Class A	583,605	33,638,992
		45,095,910
Gas Utilities — 2.4%
ONE Gas, Inc.	978,330	84,263,563
Spire, Inc.	527,459	47,756,138
		132,019,701
Ground Transportation — 2.5%
CSX Corp.	2,052,933	84,272,900
Norfolk Southern Corp.	192,594	55,274,478
		139,547,378
Health Care Equipment and Supplies — 7.0%
Becton Dickinson & Co.	519,414	81,667,463
Envista Holdings Corp.(1)	1,678,431	42,581,794
GE HealthCare Technologies, Inc.	1,073,398	76,404,470
Medtronic PLC	639,179	55,384,860
Zimmer Biomet Holdings, Inc.	1,504,087	135,999,547
		392,038,134
Health Care Providers and Services — 6.1%
Cencora, Inc.	72,324	22,719,861
Henry Schein, Inc.(1)	1,489,401	109,768,854
Labcorp Holdings, Inc.	359,911	96,027,854
Quest Diagnostics, Inc.	280,814	55,033,928
Universal Health Services, Inc., Class B	309,233	55,343,430
		338,893,927
Health Care REITs — 2.0%
CareTrust REIT, Inc.	668,174	24,488,577
Healthpeak Properties, Inc.	2,542,114	41,766,933
Ventas, Inc.	558,404	45,666,279
		111,921,789
Hotels, Restaurants and Leisure — 0.4%
Sodexo SA(2)	466,032	23,922,377

Schedule of Investments - Mid Cap Value Fund

	Shares	Value
Household Durables — 1.4%
Mohawk Industries, Inc.(1)	269,024	$26,488,103
PulteGroup, Inc.	422,905	49,737,857
		76,225,960
Household Products — 2.1%
Clorox Co.	173,088	17,937,109
Colgate-Palmolive Co.	64,289	5,479,352
Henkel AG & Co. KGaA, Preference Shares	312,974	24,176,976
Kimberly-Clark Corp.	694,952	67,042,019
		114,635,456
Insurance — 6.3%
Allstate Corp.	275,330	57,086,922
Hanover Insurance Group, Inc.	135,871	23,553,238
Marsh & McLennan Cos., Inc.	568,275	98,567,299
Reinsurance Group of America, Inc.	453,921	92,672,511
Willis Towers Watson PLC	267,444	77,745,971
		349,625,941
IT Services — 2.6%
Akamai Technologies, Inc.(1)	401,719	46,137,427
Amdocs Ltd.	789,232	51,505,281
Cognizant Technology Solutions Corp., Class A	792,389	48,613,065
		146,255,773
Life Sciences Tools and Services — 1.4%
IQVIA Holdings, Inc.(1)	278,897	47,563,094
Waters Corp.(1)	93,842	27,946,148
		75,509,242
Machinery — 4.5%
Cummins, Inc.	78,752	42,370,151
Dover Corp.	72,949	15,206,219
Fortive Corp.	511,182	28,258,141
IDEX Corp.	98,014	18,578,554
Oshkosh Corp.	228,834	33,686,653
PACCAR, Inc.	230,981	26,678,306
Stanley Black & Decker, Inc.	287,004	20,394,504
Timken Co.	392,860	39,509,930
Toro Co.	270,989	25,321,212
		250,003,670
Media — 0.5%
Publicis Groupe SA	318,458	26,358,605
Metals and Mining — 0.8%
Reliance, Inc.	144,838	44,019,165
Multi-Utilities — 1.0%
Northwestern Energy Group, Inc.	834,852	55,050,141
Oil, Gas and Consumable Fuels — 5.5%
Coterra Energy, Inc.	1,103,401	38,773,511
Diamondback Energy, Inc.	349,050	69,038,600
Enterprise Products Partners LP	2,152,579	81,453,589
EQT Corp.	497,210	31,642,444
ONEOK, Inc.	296,822	26,829,741
Phillips 66	326,085	59,406,165
		307,144,050
Passenger Airlines — 0.6%
Southwest Airlines Co.	842,600	31,656,482

Schedule of Investments - Mid Cap Value Fund

	Shares	Value
Personal Care Products — 1.2%
Kenvue, Inc.	3,978,423	$68,588,013
Residential REITs — 1.7%
Equity Residential	1,299,726	76,878,793
Essex Property Trust, Inc.	74,504	18,029,968
		94,908,761
Retail REITs — 2.2%
Agree Realty Corp.	301,496	22,726,768
Realty Income Corp.	1,286,742	78,722,876
Regency Centers Corp.	292,020	22,094,233
		123,543,877
Semiconductors and Semiconductor Equipment — 2.8%
Infineon Technologies AG	1,226,440	55,638,827
NXP Semiconductors NV	191,010	37,602,229
Teradyne, Inc.	214,619	63,625,949
		156,867,005
Specialized REITs — 2.4%
American Tower Corp.	272,691	47,061,013
Iron Mountain, Inc.	170,629	17,428,046
Public Storage	160,950	43,598,136
VICI Properties, Inc.	851,302	23,257,570
		131,344,765
Technology Hardware, Storage and Peripherals — 0.7%
HP, Inc.	1,928,174	37,040,223
Trading Companies and Distributors — 3.5%
Bunzl PLC	2,967,533	89,338,857
MSC Industrial Direct Co., Inc., Class A	835,777	77,117,144
Sunbelt Rentals Holdings, Inc.	453,322	28,918,012
		195,374,013
TOTAL COMMON STOCKS (Cost $4,786,767,306)		5,506,935,038
SHORT-TERM INVESTMENTS — 0.8%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	129,763	129,763
State Street Navigator Securities Lending Government Money Market Portfolio(3)	322,659	322,659
		452,422
Repurchase Agreements — 0.8%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.25%, 4/30/28, valued at $44,964,685), at 3.66%, dated 3/31/26, due 4/1/26 (Delivery value $44,087,482)		44,083,000
TOTAL SHORT-TERM INVESTMENTS (Cost $44,535,422)		44,535,422
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $4,831,302,728)		5,551,470,460
OTHER ASSETS AND LIABILITIES — 0.3%		16,735,841
TOTAL NET ASSETS — 100.0%		$5,568,206,301

Schedule of Investments - Mid Cap Value Fund

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	5,160,779	USD	5,937,492	Morgan Stanley & Co. LLC	6/26/26	$50,623
USD	63,413,827	EUR	54,297,262	Citibank NA	6/26/26	412,056
USD	63,389,881	EUR	54,297,262	Goldman Sachs & Co. LLC	6/26/26	388,110
USD	63,364,622	EUR	54,297,262	Morgan Stanley & Co. LLC	6/26/26	362,851
USD	63,392,053	EUR	54,297,262	UBS AG	6/26/26	390,282
GBP	3,501,375	USD	4,618,401	Bank of America NA	6/26/26	14,731
GBP	1,860,411	USD	2,460,895	Bank of America NA	6/26/26	860
USD	53,478,516	GBP	39,845,706	Bank of America NA	6/26/26	753,393
USD	53,442,854	GBP	39,845,706	Goldman Sachs & Co. LLC	6/26/26	717,731
JPY	285,821,000	USD	1,804,397	Bank of America NA	6/26/26	9,409
JPY	119,646,000	USD	755,139	JPMorgan Chase Bank NA	6/26/26	4,129
USD	4,845,645	JPY	764,273,250	Bank of America NA	6/26/26	(4,395)
USD	2,109,377	JPY	334,026,200	Bank of America NA	6/26/26	(10,336)
USD	1,247,875	JPY	198,080,600	Bank of America NA	6/26/26	(9,134)
USD	24,864,721	JPY	3,933,369,050	JPMorgan Chase Bank NA	6/26/26	(96,243)
USD	1,418,986	JPY	223,449,700	JPMorgan Chase Bank NA	6/26/26	985
						$2,985,052

NOTES TO SCHEDULE OF INVESTMENTS
EUR	–	Euro
GBP	–	British Pound
JPY	–	Japanese Yen
USD	–	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $4,230,069. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $4,586,108, which includes securities collateral of $4,263,449.

Schedule of Investments - Mid Cap Value Fund
FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Automobile Components	$60,062,402	$27,019,538	—
Beverages	—	64,703,791	—
Building Products	117,331,895	37,519,377	—
Consumer Staples Distribution & Retail	47,746,459	58,756,626	—
Food Products	33,638,992	11,456,918	—
Hotels, Restaurants and Leisure	—	23,922,377	—
Household Products	90,458,480	24,176,976	—
Media	—	26,358,605	—
Semiconductors and Semiconductor Equipment	101,228,178	55,638,827	—
Trading Companies and Distributors	77,117,144	118,256,869	—
Other Industries	4,531,541,584	—	—
Short-Term Investments	452,422	44,083,000	—
	$5,059,577,556	$491,892,904	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$3,105,160	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$120,108	—

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

Type of Risk Exposure
Foreign Currency
Asset Derivatives:
Unrealized appreciation on forward foreign currency exchange contracts	$3,105,160
Liability Derivatives:
Unrealized depreciation on forward foreign currency exchange contracts	$120,108

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended March 31, 2026.

Type of Risk Exposure
Foreign Currency
Net realized gain (loss) on:
Forward foreign currency exchange transactions	$(22,164,094)
Change in net unrealized appreciation (depreciation) on:
Forward foreign currency exchange contracts	$2,210,389

See Notes to Financial Statements.

Schedule of Investments - Small Cap Dividend Fund

MARCH 31, 2026

	Shares	Value
COMMON STOCKS — 97.4%
Air Freight and Logistics — 0.6%
Hub Group, Inc., Class A	16,084	$579,667
Automobile Components — 0.8%
Patrick Industries, Inc.	2,931	325,546
Visteon Corp.	5,621	512,129
		837,675
Banks — 18.3%
Atlantic Union Bankshares Corp.	44,504	1,590,573
Bank7 Corp.	31,335	1,249,640
Central BanCo, Inc., Class A	21,733	520,505
City Holding Co.	2,501	298,920
Columbia Banking System, Inc.	100,167	2,747,608
CVB Financial Corp.	25,369	491,905
Esquire Financial Holdings, Inc.	3,053	328,198
First Merchants Corp.	10,472	405,581
Home BancShares, Inc.	83,199	2,240,549
International Bancshares Corp.	35,067	2,359,658
Lakeland Financial Corp.	10,025	575,235
Northpointe Bancshares, Inc.	29,328	506,201
Old National Bancorp	93,691	2,070,571
Popular, Inc.	5,296	710,564
Provident Financial Services, Inc.	48,724	1,031,000
United Bankshares, Inc.	14,917	617,862
Webster Financial Corp.	7,448	517,040
		18,261,610
Building Products — 1.8%
Tecnoglass, Inc.	39,447	1,757,364
Capital Markets — 4.9%
GCM Grosvenor, Inc., Class A	108,075	1,059,135
Marex Group PLC	52,308	2,331,891
Oppenheimer Holdings, Inc., Class A	16,337	1,457,097
		4,848,123
Chemicals — 4.1%
Ashland, Inc.	30,249	1,682,147
Avient Corp.	29,686	1,077,602
Minerals Technologies, Inc.	19,080	1,353,153
		4,112,902
Commercial Services and Supplies — 2.2%
Brink's Co.	17,805	1,845,132
UniFirst Corp.	1,554	390,971
		2,236,103
Construction Materials — 1.4%
Titan America SA(1)	91,652	1,372,947
Containers and Packaging — 1.1%
Graphic Packaging Holding Co.	110,671	1,100,070
Electrical Equipment — 1.4%
Hammond Power Solutions, Inc.(2)	10,761	1,356,593
Electronic Equipment, Instruments and Components — 2.8%
Avnet, Inc.	8,623	531,349
Ingram Micro Holding Corp.(2)	41,117	958,438

Schedule of Investments - Small Cap Dividend Fund

	Shares	Value
Vishay Intertechnology, Inc.	75,047	$1,350,846
		2,840,633
Energy Equipment and Services — 2.8%
Cactus, Inc., Class A	12,250	580,282
Flowco Holdings, Inc., Class A	74,469	1,534,061
Liberty Energy, Inc.	25,172	724,954
		2,839,297
Financial Services — 3.3%
Enact Holdings, Inc.	7,320	298,729
EVERTEC, Inc.	105,952	2,989,966
		3,288,695
Gas Utilities — 0.7%
Southwest Gas Holdings, Inc.	8,111	704,846
Ground Transportation — 1.2%
Heartland Express, Inc.	58,143	604,687
Marten Transport Ltd.	45,347	595,406
		1,200,093
Health Care Equipment and Supplies — 0.8%
Embecta Corp.	87,773	775,913
Health Care REITs — 2.2%
American Healthcare REIT, Inc.	7,369	347,522
LTC Properties, Inc.	49,361	1,834,255
		2,181,777
Hotel & Resort REITs — 2.5%
Ryman Hospitality Properties, Inc.	19,287	1,779,611
Xenia Hotels & Resorts, Inc.	44,930	666,312
		2,445,923
Hotels, Restaurants and Leisure — 2.4%
Papa John's International, Inc.	29,474	955,252
Vail Resorts, Inc.(2)	11,434	1,467,211
		2,422,463
Household Durables — 1.5%
KB Home	24,446	1,265,081
Meritage Homes Corp.	3,273	202,402
		1,467,483
Household Products — 1.2%
Spectrum Brands Holdings, Inc.	16,034	1,181,706
Industrial REITs — 3.0%
Americold Realty Trust, Inc.	155,104	1,777,492
Terreno Realty Corp.	19,958	1,225,820
		3,003,312
Insurance — 2.4%
Axis Capital Holdings Ltd.	20,405	2,069,271
Fidelis Insurance Holdings Ltd.	14,349	274,209
		2,343,480
Leisure Products — 1.3%
Brunswick Corp.	18,423	1,340,457
Machinery — 4.6%
Albany International Corp., Class A	30,777	1,606,867
Kennametal, Inc.	18,672	674,619
Luxfer Holdings PLC	94,243	1,147,880
Timken Co.	11,199	1,126,284
		4,555,650

Schedule of Investments - Small Cap Dividend Fund

	Shares	Value
Media — 2.5%
Entravision Communications Corp., Class A	211,551	$628,306
John Wiley & Sons, Inc., Class A	35,057	1,335,672
Townsquare Media, Inc., Class A(2)	102,682	557,563
		2,521,541
Multi-Utilities — 0.8%
Northwestern Energy Group, Inc.	11,422	753,167
Oil, Gas and Consumable Fuels — 10.7%
Chord Energy Corp.	10,491	1,491,610
Crescent Energy Co., Class A	141,367	1,908,455
Hess Midstream LP, Class A	52,069	2,023,922
Mach Natural Resources LP	135,786	1,901,004
Magnolia Oil & Gas Corp., Class A	45,288	1,429,742
TXO Partners LP	154,295	1,941,031
		10,695,764
Personal Care Products — 1.6%
Edgewell Personal Care Co.	74,437	1,588,486
Professional Services — 2.7%
Korn Ferry	22,285	1,402,841
Science Applications International Corp.	13,213	1,254,178
		2,657,019
Residential REITs — 0.6%
UMH Properties, Inc.	39,080	563,924
Semiconductors and Semiconductor Equipment — 2.4%
Amkor Technology, Inc.	21,325	960,265
Kulicke & Soffa Industries, Inc.	21,096	1,386,429
		2,346,694
Software — 0.8%
Opera Ltd., ADR	58,104	828,563
Specialized REITs — 1.4%
EPR Properties	28,034	1,400,579
Specialty Retail — 1.7%
Bath & Body Works, Inc.	91,593	1,710,041
Tobacco — 0.8%
Turning Point Brands, Inc.	9,378	813,917
Trading Companies and Distributors — 2.1%
Applied Industrial Technologies, Inc.	3,768	999,726
EquipmentShare.com, Inc., Class A(1)	52,427	1,067,938
		2,067,664
TOTAL COMMON STOCKS (Cost $99,184,325)		97,002,141
PREFERRED SECURITIES — 0.6%
Financial Services — 0.6%
Compass Diversified Holdings, 7.875% (Cost $489,957)	28,637	558,708
SHORT-TERM INVESTMENTS — 2.5%
Money Market Funds — 2.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,590,279	1,590,279
State Street Navigator Securities Lending Government Money Market Portfolio(3)	912,631	912,631
TOTAL SHORT-TERM INVESTMENTS (Cost $2,502,910)		2,502,910
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $102,177,192)		100,063,759
OTHER ASSETS AND LIABILITIES — (0.5)%		(479,566)
TOTAL NET ASSETS — 100.0%		$99,584,193

Schedule of Investments - Small Cap Dividend Fund

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	45,618	USD	33,040	Citibank NA	6/26/26	$(126)
CAD	52,996	USD	38,708	UBS AG	6/26/26	(470)
CAD	82,413	USD	59,580	UBS AG	6/26/26	(117)
CAD	169,948	USD	122,600	UBS AG	6/26/26	21
USD	669,682	CAD	915,706	Citibank NA	6/26/26	8,980
USD	35,349	CAD	48,641	Citibank NA	6/26/26	254
USD	669,596	CAD	915,707	UBS AG	6/26/26	8,894
						$17,436

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CAD	–	Canadian Dollar
USD	–	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,066,907. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,085,709, which includes securities collateral of $1,173,078.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$95,645,548	$1,356,593	—
Preferred Securities	558,708	—	—
Short-Term Investments	2,502,910	—	—
	$98,707,166	$1,356,593	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$18,149	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$713	—

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

Type of Risk Exposure
Foreign Currency
Asset Derivatives:
Unrealized appreciation on forward foreign currency exchange contracts	$18,149

Liability Derivatives:
Unrealized depreciation on forward foreign currency exchange contracts	$713

Schedule of Investments - Small Cap Dividend Fund

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended March 31, 2026.

Type of Risk Exposure
Foreign Currency
Net realized gain (loss) on:
Forward foreign currency exchange transactions	$11,662
Change in net unrealized appreciation (depreciation) on:
Forward foreign currency exchange contracts	$17,436

See Notes to Financial Statements.

Schedule of Investments - Small Cap Value Fund

MARCH 31, 2026

	Shares	Value
COMMON STOCKS — 99.6%
Air Freight and Logistics — 0.4%
Hub Group, Inc., Class A	340,000	$12,253,600
Automobile Components — 1.9%
Visteon Corp.	655,000	59,677,050
Banks — 20.7%
Ameris Bancorp	275,000	21,447,250
Atlantic Union Bankshares Corp.	1,200,000	42,888,000
Axos Financial, Inc.(1)	385,000	32,759,650
BancFirst Corp.	115,000	12,477,500
Central BanCo, Inc., Class A	700,000	16,765,000
Columbia Banking System, Inc.	2,925,000	80,232,750
First BanCorp	445,000	9,505,200
Home BancShares, Inc.	2,565,000	69,075,450
International Bancshares Corp.	765,000	51,476,850
Nicolet Bankshares, Inc.	140,000	20,806,800
Northeast Bank	120,000	13,484,400
Old National Bancorp	3,705,001	81,880,500
Pathward Financial, Inc.	210,000	18,738,300
Popular, Inc.	70,000	9,391,900
Southstate Bank Corp.	980,000	90,669,600
UMB Financial Corp.	620,000	69,929,800
		641,528,950
Building Products — 1.3%
DIRTT Environmental Solutions(1)	6,635,902	3,882,003
Resideo Technologies, Inc.(1)	190,000	6,404,900
Tecnoglass, Inc.	670,000	29,848,500
		40,135,403
Capital Markets — 2.9%
Marex Group PLC	1,125,000	50,152,500
StoneX Group, Inc.(1)	480,000	38,712,000
		88,864,500
Chemicals — 3.9%
Ashland, Inc.	580,000	32,253,800
Ingevity Corp.(1)	740,000	52,710,200
Minerals Technologies, Inc.	520,000	36,878,400
		121,842,400
Commercial Services and Supplies — 2.4%
Brink's Co.	575,000	59,587,250
Loomis AB	335,000	15,302,892
		74,890,142
Construction Materials — 0.6%
Titan America SA(1)	1,145,000	17,152,100
Containers and Packaging — 1.1%
Graphic Packaging Holding Co.	3,505,000	34,839,700
Distributors — 0.6%
Gold.com, Inc.	435,000	17,434,800
Diversified Consumer Services — 1.3%
KinderCare Learning Cos., Inc.(1)	2,988,159	6,573,950
McGraw Hill, Inc.(1)	2,395,000	32,811,500
		39,385,450

Schedule of Investments - Small Cap Value Fund

	Shares	Value
Electrical Equipment — 1.4%
Hammond Power Solutions, Inc.(2)	120,000	$15,127,885
Sensata Technologies Holding PLC	780,000	27,471,600
		42,599,485
Electronic Equipment, Instruments and Components — 1.7%
Arrow Electronics, Inc.(1)	215,000	30,833,150
Ingram Micro Holding Corp.(2)	865,000	20,163,150
		50,996,300
Energy Equipment and Services — 2.0%
Cactus, Inc., Class A	380,000	18,000,600
Flowco Holdings, Inc., Class A	1,370,000	28,222,000
Liberty Energy, Inc.	555,000	15,984,000
		62,206,600
Financial Services — 6.1%
Compass Diversified Holdings(2)	2,905,000	22,833,300
Euronet Worldwide, Inc.(1)	935,000	62,055,950
EVERTEC, Inc.	2,770,000	78,169,400
Haymaker Acquisition Corp. 4(1)(3)	1,824,300	21,052,422
Repay Holdings Corp.(1)	2,320,000	6,032,000
		190,143,072
Ground Transportation — 0.9%
ArcBest Corp.	220,000	21,639,200
Proficient Auto Logistics, Inc.(1)	1,014,759	6,880,066
		28,519,266
Health Care Equipment and Supplies — 2.5%
Embecta Corp.	1,909,394	16,879,043
Enovis Corp.(1)	2,675,000	60,856,250
		77,735,293
Health Care Providers and Services — 1.4%
Addus HomeCare Corp.(1)	181,219	16,971,159
Pediatrix Medical Group, Inc.(1)	1,245,000	26,630,550
		43,601,709
Health Care REITs — 0.9%
LTC Properties, Inc.	710,000	26,383,600
Hotel & Resort REITs — 1.7%
Ryman Hospitality Properties, Inc.	585,000	53,977,950
Household Durables — 2.7%
Champion Homes, Inc.(1)	515,000	38,300,550
M/I Homes, Inc.(1)	125,000	15,306,250
Meritage Homes Corp.	50,000	3,092,000
Taylor Morrison Home Corp.(1)	485,000	28,246,400
		84,945,200
Household Products — 1.2%
Spectrum Brands Holdings, Inc.(2)	495,000	36,481,500
Industrial REITs — 2.8%
Americold Realty Trust, Inc.	4,000,000	45,840,000
Terreno Realty Corp.	675,000	41,458,500
		87,298,500
Insurance — 5.0%
Accelerant Holdings, Class A(1)	1,820,000	24,315,200
Axis Capital Holdings Ltd.	630,000	63,888,300
Baldwin Insurance Group, Inc.(1)	595,000	13,054,300
Bowhead Specialty Holdings, Inc.(1)	365,000	8,186,950

Schedule of Investments - Small Cap Value Fund

	Shares	Value
Hamilton Insurance Group Ltd., Class B	485,000	$14,467,550
SiriusPoint Ltd.(1)	472,307	10,173,493
Slide Insurance Holdings, Inc.(1)(2)	1,120,000	20,160,000
		154,245,793
Leisure Products — 1.1%
Brunswick Corp.	465,000	33,833,400
Machinery — 4.2%
Albany International Corp., Class A	356,720	18,624,351
Blue Bird Corp.(1)	405,000	22,999,950
Gates Industrial Corp. PLC(1)	960,000	21,705,600
Hillman Solutions Corp.(1)	4,270,000	35,526,400
Timken Co.	295,000	29,668,150
		128,524,451
Media — 1.1%
Criteo SA, ADR(1)	795,000	14,254,350
Entravision Communications Corp., Class A(3)	5,771,472	17,141,272
NIQ Global Intelligence PLC(1)	159,267	1,810,866
Townsquare Media, Inc., Class A	419,455	2,277,640
		35,484,128
Oil, Gas and Consumable Fuels — 10.7%
Chord Energy Corp.	285,000	40,521,300
Crescent Energy Co., Class A	4,520,000	61,020,000
Infinity Natural Resources, Inc., Class A(1)	1,005,043	17,698,807
Mach Natural Resources LP	1,485,000	20,790,000
Magnolia Oil & Gas Corp., Class A	2,030,000	64,087,100
Northern Oil & Gas, Inc.	2,090,000	61,090,700
Permian Resources Corp.	2,545,000	54,259,400
TXO Partners LP	885,000	11,133,300
		330,600,607
Personal Care Products — 1.6%
Edgewell Personal Care Co.(3)	2,335,000	49,828,900
Professional Services — 3.4%
IBEX Holdings Ltd.(1)	135,613	3,637,141
Korn Ferry	727,379	45,788,508
Science Applications International Corp.	200,000	18,984,000
TriNet Group, Inc.	615,648	22,428,057
Verra Mobility Corp.(1)	985,000	14,075,650
		104,913,356
Semiconductors and Semiconductor Equipment — 3.1%
Amkor Technology, Inc.	435,000	19,588,050
Axcelis Technologies, Inc.(1)	465,000	43,282,200
Kulicke & Soffa Industries, Inc.	495,000	32,531,400
		95,401,650
Software — 0.7%
Opera Ltd., ADR(2)	970,000	13,832,200
Progress Software Corp.(1)	360,000	9,234,000
		23,066,200
Specialized REITs — 0.8%
EPR Properties	500,000	24,980,000
Specialty Retail — 2.8%
Bath & Body Works, Inc.	2,445,000	45,648,150
MarineMax, Inc.(1)	1,095,000	29,630,700

Schedule of Investments - Small Cap Value Fund

	Shares	Value
OneWater Marine, Inc., Class A(1)(2)(3)	1,340,000	$12,663,000
		87,941,850
Textiles, Apparel and Luxury Goods — 1.0%
Birkenstock Holding PLC(1)(2)	895,000	32,067,850
Tobacco — 0.6%
Turning Point Brands, Inc.	205,000	17,791,950
Trading Companies and Distributors — 1.1%
EquipmentShare.com, Inc., Class A(1)	1,630,000	33,203,100
TOTAL COMMON STOCKS (Cost $2,837,522,643)		3,084,775,805
SHORT-TERM INVESTMENTS — 3.6%
Money Market Funds — 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	225,173	225,173
State Street Navigator Securities Lending Government Money Market Portfolio(4)	34,015,624	34,015,624
		34,240,797
Repurchase Agreements — 2.5%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 4/15/28, valued at $78,175,937), at 3.66%, dated 3/31/26, due 4/1/26 (Delivery value $76,650,792)		76,643,000
TOTAL SHORT-TERM INVESTMENTS (Cost $110,883,797)		110,883,797
TOTAL INVESTMENT SECURITIES — 103.2% (Cost $2,948,406,440)		3,195,659,602
OTHER ASSETS AND LIABILITIES — (3.2)%		(99,003,228)
TOTAL NET ASSETS — 100.0%		$3,096,656,374

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	708,562	USD	517,531	UBS AG	6/26/26	$(6,289)
CAD	1,216,562	USD	879,502	UBS AG	6/26/26	(1,726)
CAD	2,684,597	USD	1,936,658	UBS AG	6/26/26	338
USD	7,716,701	CAD	10,551,625	Citibank NA	6/26/26	103,473
USD	405,380	CAD	557,812	Citibank NA	6/26/26	2,906
USD	7,715,714	CAD	10,551,625	UBS AG	6/26/26	102,486
SEK	5,655,393	USD	608,853	JPMorgan Chase Bank NA	6/26/26	(8,897)
SEK	3,308,200	USD	355,871	JPMorgan Chase Bank NA	6/26/26	(4,919)
SEK	3,842,850	USD	403,657	JPMorgan Chase Bank NA	6/26/26	4,014
USD	14,178,727	SEK	132,587,593	JPMorgan Chase Bank NA	6/26/26	113,100
USD	403,993	SEK	3,794,400	JPMorgan Chase Bank NA	6/26/26	1,462
						$305,948

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CAD	–	Canadian Dollar
SEK	–	Swedish Krona
USD	–	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $36,450,146. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $37,265,186, which includes securities collateral of $3,249,562.

Schedule of Investments - Small Cap Value Fund

AFFILIATED COMPANY TRANSACTIONS
If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended March 31, 2026 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income
Compass Diversified Holdings(1)(2)	$76,360	$2,003	$28,326	$(27,205)	—(1)	—(1)	$(16,704)	$1,022
Edgewell Personal Care Co.	76,621	15,272	28,425	(13,639)	$49,829	2,335	(8,746)	1,394
Embecta Corp.(1)	35,445	9,034	39,405	11,805	—(1)	—(1)	(20,803)	1,827
Enovis Corp.(1)(3)	101,830	30,591	45,320	(26,245)	—(1)	—(1)	(18,068)	—
Entravision Communications Corp., Class A	13,976	—	1,908	5,074	17,142	5,771	784	1,289
EVERTEC, Inc.(1)	122,076	19,596	38,451	(25,051)	—(1)	—(1)	(1,059)	600
Haymaker Acquisition Corp. 4(3)	—	19,611	—	1,441	21,052	1,824	—	—
MarineMax, Inc.(1)(3)	33,960	2,070	17,500	11,102	—(1)	—(1)	(2,118)	—
OneWater Marine, Inc., Class A(2)(3)	21,438	2,756	4,936	(6,595)	12,663	1,340	(2,269)	—
Spectrum Brands Holdings, Inc.(1)(2)	67,977	22,498	44,683	(9,311)	—(1)	—(1)	11,040	1,864
	$549,683	$123,431	$248,954	$(78,624)	$100,686	11,270	$(57,943)	$7,996
(1)Company was not an affiliate at March 31, 2026.
(2)Security, or a portion thereof, is on loan.
(3)Non-income producing.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$3,054,345,028	$30,430,777	—
Short-Term Investments	34,240,797	76,643,000	—
	$3,088,585,825	$107,073,777	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$327,779	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$21,831	—

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

Type of Risk Exposure
Foreign Currency
Asset Derivatives:
Unrealized appreciation on forward foreign currency exchange contracts	$327,779

Liability Derivatives:
Unrealized depreciation on forward foreign currency exchange contracts	$21,831

Schedule of Investments - Small Cap Value Fund

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended March 31, 2026.

Type of Risk Exposure
Foreign Currency
Net realized gain (loss) on:
Forward foreign currency exchange transactions	$(1,664,922)
Change in net unrealized appreciation (depreciation) on:
Forward foreign currency exchange contracts	$509,426

See Notes to Financial Statements.

Schedule of Investments - Value Fund

MARCH 31, 2026

	Shares	Value
COMMON STOCKS — 97.8%
Aerospace and Defense — 2.4%
L3Harris Technologies, Inc.	37,571	$12,967,631
Lockheed Martin Corp.	18,197	10,998,085
RTX Corp.	95,609	18,442,976
		42,408,692
Air Freight and Logistics — 0.7%
United Parcel Service, Inc., Class B	126,333	12,428,641
Automobile Components — 1.3%
BorgWarner, Inc.	172,940	9,383,724
Gentex Corp.	618,167	13,506,949
		22,890,673
Banks — 8.6%
Bank of America Corp.	655,080	31,935,150
Commerce Bancshares, Inc.	236,399	11,630,831
JPMorgan Chase & Co.	159,976	47,058,540
Truist Financial Corp.	441,318	20,287,389
U.S. Bancorp	750,638	39,040,682
		149,952,592
Beverages — 3.7%
Heineken Holding NV	101,446	7,219,533
Heineken NV	131,875	10,143,604
PepsiCo, Inc.	225,506	35,018,827
Pernod Ricard SA	175,626	13,059,877
		65,441,841
Building Products — 1.6%
A.O. Smith Corp.	216,477	14,274,493
Owens Corning	132,208	14,307,550
		28,582,043
Capital Markets — 5.0%
Ameriprise Financial, Inc.	38,592	17,150,285
Blackrock, Inc.	11,925	11,468,392
Charles Schwab Corp.	257,068	24,159,250
State Street Corp.	210,312	26,617,087
T. Rowe Price Group, Inc.	88,474	7,975,046
		87,370,060
Chemicals — 0.9%
PPG Industries, Inc.	145,037	15,501,555
Communications Equipment — 2.5%
Cisco Systems, Inc.	414,373	32,151,201
F5, Inc.(1)	42,223	12,216,381
		44,367,582
Construction Materials — 1.2%
Amrize Ltd.(1)	252,388	14,138,776
Martin Marietta Materials, Inc.	10,946	6,443,691
		20,582,467
Consumer Staples Distribution & Retail — 1.5%
Koninklijke Ahold Delhaize NV	282,933	13,207,574
Target Corp.	104,451	12,659,461
		25,867,035

Schedule of Investments - Value Fund

	Shares	Value
Containers and Packaging — 0.8%
Packaging Corp. of America	66,305	$14,071,247
Diversified Telecommunication Services — 2.4%
AT&T, Inc.	535,297	15,518,260
Verizon Communications, Inc.	514,494	25,827,599
		41,345,859
Electric Utilities — 3.9%
Duke Energy Corp.	147,569	19,322,685
Evergy, Inc.	237,935	19,491,635
Xcel Energy, Inc.	369,733	29,371,590
		68,185,910
Electrical Equipment — 0.5%
Emerson Electric Co.	61,716	8,086,030
Energy Equipment and Services — 1.1%
Baker Hughes Co.	309,243	18,879,285
Entertainment — 0.9%
Walt Disney Co.	172,937	16,667,668
Financial Services — 3.9%
Berkshire Hathaway, Inc., Class A(1)	74	53,142,360
Berkshire Hathaway, Inc., Class B(1)	11,889	5,697,209
Fidelity National Information Services, Inc.	222,310	10,428,562
		69,268,131
Food Products — 2.1%
Conagra Brands, Inc.	337,256	5,301,664
Magnum Ice Cream Co. NV(1)	684,830	10,067,429
Mondelez International, Inc., Class A	364,534	21,011,740
		36,380,833
Gas Utilities — 0.7%
ONE Gas, Inc.	151,283	13,030,005
Ground Transportation — 1.2%
Norfolk Southern Corp.	71,460	20,509,020
Health Care Equipment and Supplies — 4.5%
Becton Dickinson & Co.	166,695	26,209,455
Medtronic PLC	302,560	26,216,824
Zimmer Biomet Holdings, Inc.	292,805	26,475,428
		78,901,707
Health Care Providers and Services — 4.6%
CVS Health Corp.	215,662	15,488,845
Henry Schein, Inc.(1)	205,502	15,145,497
Labcorp Holdings, Inc.	81,183	21,660,436
UnitedHealth Group, Inc.	60,120	16,267,871
Universal Health Services, Inc., Class B	67,514	12,082,981
		80,645,630
Health Care REITs — 1.2%
Healthpeak Properties, Inc.	834,385	13,708,945
Ventas, Inc.	82,051	6,710,131
		20,419,076
Hotels, Restaurants and Leisure — 0.5%
Sodexo SA	190,212	9,763,971
Household Durables — 0.8%
PulteGroup, Inc.	112,884	13,276,287
Household Products — 1.0%
Kimberly-Clark Corp.	187,827	18,119,671

Schedule of Investments - Value Fund

	Shares	Value
Industrial Conglomerates — 1.3%
Honeywell International, Inc.	58,703	$13,268,639
Siemens AG	40,970	9,981,690
		23,250,329
Insurance — 3.7%
Allstate Corp.	87,621	18,167,338
Marsh & McLennan Cos., Inc.	159,166	27,607,343
Reinsurance Group of America, Inc.	90,440	18,464,230
		64,238,911
Interactive Media and Services — 2.5%
Alphabet, Inc., Class A	152,185	43,762,319
IT Services — 0.7%
Accenture PLC, Class A	60,589	12,014,193
Life Sciences Tools and Services — 1.1%
IQVIA Holdings, Inc.(1)	55,569	9,476,737
Waters Corp.(1)	33,521	9,982,554
		19,459,291
Machinery — 3.3%
Dover Corp.	48,727	10,157,143
Oshkosh Corp.	55,863	8,223,592
PACCAR, Inc.	118,643	13,703,267
Timken Co.	115,131	11,578,725
Toro Co.	144,025	13,457,696
		57,120,423
Multi-Utilities — 1.1%
WEC Energy Group, Inc.	168,755	19,536,766
Oil, Gas and Consumable Fuels — 6.4%
Chevron Corp.	179,038	37,042,962
Diamondback Energy, Inc.	70,960	14,035,178
Exxon Mobil Corp.	230,961	39,184,843
TotalEnergies SE	239,535	21,983,111
		112,246,094
Passenger Airlines — 0.5%
Southwest Airlines Co.	221,172	8,309,432
Personal Care Products — 2.7%
Kenvue, Inc.	1,376,002	23,722,274
Unilever PLC	404,636	22,845,586
		46,567,860
Pharmaceuticals — 5.7%
Bristol-Myers Squibb Co.	101,691	6,167,559
Johnson & Johnson	192,211	46,984,057
Merck & Co., Inc.	191,697	23,059,232
Roche Holding AG	28,170	11,242,389
Sanofi SA	138,476	13,372,596
		100,825,833
Residential REITs — 0.5%
Equity Residential	145,434	8,602,421
Retail REITs — 1.5%
Agree Realty Corp.	103,841	7,827,534
Realty Income Corp.	128,143	7,839,789
Regency Centers Corp.	136,342	10,315,636
		25,982,959

Schedule of Investments - Value Fund

	Shares	Value
Semiconductors and Semiconductor Equipment — 4.0%
Analog Devices, Inc.	58,120	$18,490,297
Infineon Technologies AG	367,940	16,692,011
QUALCOMM, Inc.	129,158	16,632,967
Teradyne, Inc.	59,566	17,658,936
		69,474,211
Software — 1.5%
Microsoft Corp.	36,450	13,492,696
Salesforce, Inc.	69,897	13,047,673
		26,540,369
Specialized REITs — 0.8%
American Tower Corp.	84,972	14,664,468
Trading Companies and Distributors — 1.0%
MSC Industrial Direct Co., Inc., Class A	199,692	18,425,581
TOTAL COMMON STOCKS (Cost $1,273,615,569)		1,713,964,971
SHORT-TERM INVESTMENTS — 1.8%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	91,874	91,874
Repurchase Agreements — 1.8%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.50%, 4/30/28, valued at $31,811,931), at 3.66%, dated 3/31/26, due 4/1/26 (Delivery value $31,191,171)		31,188,000
TOTAL SHORT-TERM INVESTMENTS (Cost $31,279,874)		31,279,874
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $1,304,895,443)		1,745,244,845
OTHER ASSETS AND LIABILITIES — 0.4%		6,866,965
TOTAL NET ASSETS — 100.0%		$1,752,111,810

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,074,961	CHF	3,178,632	JPMorgan Chase Bank NA	6/26/26	$62,638
USD	298,025	CHF	234,515	JPMorgan Chase Bank NA	6/26/26	2,002
USD	4,079,275	CHF	3,178,632	UBS AG	6/26/26	66,953
USD	28,146,319	EUR	24,099,919	Citibank NA	6/26/26	182,892
USD	28,135,691	EUR	24,099,919	Goldman Sachs & Co. LLC	6/26/26	172,263
USD	28,124,479	EUR	24,099,919	Morgan Stanley & Co. LLC	6/26/26	161,052
USD	28,136,655	EUR	24,099,918	UBS AG	6/26/26	173,227
						$821,027

NOTES TO SCHEDULE OF INVESTMENTS
CHF	–	Swiss Franc
EUR	–	Euro
USD	–	United States Dollar
(1)Non-income producing.

Schedule of Investments - Value Fund

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Beverages	$35,018,827	$30,423,014	—
Consumer Staples Distribution & Retail	12,659,461	13,207,574	—
Food Products	26,313,404	10,067,429	—
Hotels, Restaurants and Leisure	—	9,763,971	—
Industrial Conglomerates	13,268,639	9,981,690	—
Oil, Gas and Consumable Fuels	90,262,983	21,983,111	—
Personal Care Products	23,722,274	22,845,586	—
Pharmaceuticals	76,210,848	24,614,985	—
Semiconductors and Semiconductor Equipment	52,782,200	16,692,011	—
Other Industries	1,224,146,964	—	—
Short-Term Investments	91,874	31,188,000	—
	$1,554,477,474	$190,767,371	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$821,027	—

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

Type of Risk Exposure
Foreign Currency
Asset Derivatives:
Unrealized appreciation on forward foreign currency exchange contracts	$821,027

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended March 31, 2026.

Type of Risk Exposure
Foreign Currency
Net realized gain (loss) on:
Forward foreign currency exchange transactions	$(6,623,520)
Change in net unrealized appreciation (depreciation) on:
Forward foreign currency exchange contracts	$553,457

See Notes to Financial Statements.

Statements of Assets and Liabilities

MARCH 31, 2026
	Equity Income Fund	Focused Large Cap Value Fund
Assets
Investment securities, at value	$6,266,181,969	$2,767,455,187
Investment made with cash collateral received for securities on loan, at value	9,462,425	—
Receivable for investments sold	10,649,893	547,787
Receivable for capital shares sold	1,216,175	506,485
Unrealized appreciation on forward foreign currency exchange contracts	3,301,590	2,054,342
Dividends and interest receivable	23,657,356	6,962,254
Securities lending receivable	905	—
	6,314,470,313	2,777,526,055

Liabilities
Payable for collateral received for securities on loan	9,462,425	—
Payable for capital shares redeemed	5,060,615	4,241,113
Unrealized depreciation on forward foreign currency exchange contracts	154,857	5,231
Accrued management fees	4,466,507	493,117
Distribution and service fees payable	199,409	9,791
	19,343,813	4,749,252

Net Assets	$6,295,126,500	$2,772,776,803

Net Assets Consist of:
Capital (par value and paid-in surplus)	$4,635,230,363	$2,195,529,519
Distributable earnings (loss)	1,659,896,137	577,247,284
	$6,295,126,500	$2,772,776,803

Investment securities, at cost	$4,862,559,673	$2,279,629,980
Investment securities on loan, at value	$9,145,287	—
Investment made with cash collateral received for securities on loan, at cost	$9,462,425	—

Statements of Assets and Liabilities

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Equity Income Fund
Investor Class, $0.01 Par Value	$2,653,551,322	303,949,189	$8.73
I Class, $0.01 Par Value	$1,977,794,897	226,105,753	$8.75
Y Class, $0.01 Par Value	$747,695,407	85,321,189	$8.76
A Class, $0.01 Par Value	$579,385,326	66,379,381	$8.73
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$9.26
C Class, $0.01 Par Value	$72,324,469	8,286,628	$8.73
R Class, $0.01 Par Value	$26,903,517	3,101,721	$8.67
R5 Class, $0.01 Par Value	$1,685,878	193,030	$8.73
R6 Class, $0.01 Par Value	$235,777,011	26,914,786	$8.76
G Class, $0.01 Par Value	$8,673	989	$8.77
Focused Large Cap Value Fund
Investor Class, $0.01 Par Value	$592,257,004	56,314,845	$10.52
I Class, $0.01 Par Value	$31,261,545	2,967,856	$10.53
A Class, $0.01 Par Value	$28,849,501	2,744,449	$10.51
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$11.15
C Class, $0.01 Par Value	$833,961	79,319	$10.51
R Class, $0.01 Par Value	$6,595,276	626,152	$10.53
R5 Class, $0.01 Par Value	$10,972	1,041	$10.54
R6 Class, $0.01 Par Value	$64,734,663	6,150,707	$10.52
G Class, $0.01 Par Value	$2,048,233,881	194,271,784	$10.54
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Assets and Liabilities

MARCH 31, 2026
	Mid Cap Value Fund	Small Cap Dividend Fund
Assets
Investment securities, at value	$5,551,147,801	$99,151,128
Investment made with cash collateral received for securities on loan, at value	322,659	912,631
Receivable for investments sold	18,259,833	248,632
Receivable for capital shares sold	1,861,978	2,216
Unrealized appreciation on forward foreign currency exchange contracts	3,105,160	18,149
Dividends and interest receivable	12,566,676	203,882
Securities lending receivable	3,865	1,425
	5,587,267,972	100,538,063

Liabilities
Foreign currency overdraft payable, at value	5,801	—
Payable for collateral received for securities on loan	322,659	912,631
Payable for investments purchased	8,365,720	19,591
Payable for capital shares redeemed	6,853,085	2,650
Unrealized depreciation on forward foreign currency exchange contracts	120,108	713
Accrued management fees	3,204,222	18,155
Distribution and service fees payable	66,680	130
Accrued other expenses	123,396	—
	19,061,671	953,870

Net Assets	$5,568,206,301	$99,584,193

Net Assets Consist of:
Capital (par value and paid-in surplus)	$4,815,092,348	$105,402,070
Distributable earnings (loss)	753,113,953	(5,817,877)
	$5,568,206,301	$99,584,193

Investment securities, at cost	$4,830,980,069	$101,264,561
Investment securities on loan, at value	$4,230,069	$2,066,907
Investment made with cash collateral received for securities on loan, at cost	$322,659	$912,631

Statements of Assets and Liabilities

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Mid Cap Value Fund
Investor Class, $0.01 Par Value	$1,356,010,697	89,533,839	$15.15
I Class, $0.01 Par Value	$902,130,954	59,478,013	$15.17
Y Class, $0.01 Par Value	$297,806,459	19,617,470	$15.18
A Class, $0.01 Par Value	$142,223,934	9,425,014	$15.09
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$16.01
C Class, $0.01 Par Value	$6,458,465	438,183	$14.74
R Class, $0.01 Par Value	$69,142,812	4,606,592	$15.01
R5 Class, $0.01 Par Value	$15,045,250	991,220	$15.18
R6 Class, $0.01 Par Value	$1,979,289,635	130,521,638	$15.16
G Class, $0.01 Par Value	$800,098,095	52,681,334	$15.19
Small Cap Dividend Fund
Investor Class, $0.01 Par Value	$15,452,861	1,479,473	$10.44
I Class, $0.01 Par Value	$4,345,610	415,626	$10.46
A Class, $0.01 Par Value	$123,024	11,787	$10.44
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$11.08
R Class, $0.01 Par Value	$248,871	23,875	$10.42
R6 Class, $0.01 Par Value	$106,723	10,205	$10.46
G Class, $0.01 Par Value	$79,307,104	7,570,388	$10.48
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Assets and Liabilities

MARCH 31, 2026
	Small Cap Value Fund	Value Fund
Assets
Investment securities, at value	$3,060,958,384	$1,745,244,845
Investment securities - affiliated, at value	100,685,594	—
Investment made with cash collateral received for securities on loan, at value	34,015,624	—
Receivable for investments sold	13,630,301	4,840,899
Receivable for capital shares sold	2,045,807	855,069
Unrealized appreciation on forward foreign currency exchange contracts	327,779	821,027
Dividends and interest receivable	5,431,208	3,848,553
Securities lending receivable	8,373	—
	3,217,103,070	1,755,610,393

Liabilities
Foreign currency overdraft payable, at value	—	5,385
Payable for collateral received for securities on loan	34,015,624	—
Payable for investments purchased	4,255,663	1,043,329
Payable for capital shares redeemed	79,811,757	940,513
Unrealized depreciation on forward foreign currency exchange contracts	21,831	—
Accrued management fees	2,317,144	1,370,652
Distribution and service fees payable	24,677	102,311
Accrued other expenses	—	36,393
	120,446,696	3,498,583

Net Assets	$3,096,656,374	$1,752,111,810

Net Assets Consist of:
Capital (par value and paid-in surplus)	$2,776,160,427	$1,258,506,413
Distributable earnings (loss)	320,495,947	493,605,397
	$3,096,656,374	$1,752,111,810

Investment securities, at cost	$2,793,269,486	$1,304,895,443
Investment securities on loan, at value	$35,586,095	—
Investment securities - affiliated, at cost	$121,121,330	—
Investment securities on loan - affiliated, at value	$864,051	—
Investment made with cash collateral received for securities on loan, at cost	$34,015,624	—

Statements of Assets and Liabilities

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Small Cap Value Fund
Investor Class, $0.01 Par Value	$444,059,551	48,393,407	$9.18
I Class, $0.01 Par Value	$793,971,015	85,144,677	$9.32
Y Class, $0.01 Par Value	$60,736,385	6,497,659	$9.35
A Class, $0.01 Par Value	$58,211,540	6,464,308	$9.01
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$9.56
C Class, $0.01 Par Value	$11,646,760	1,437,488	$8.10
R Class, $0.01 Par Value	$5,192,925	583,679	$8.90
R5 Class, $0.01 Par Value	$8,874,972	950,730	$9.33
R6 Class, $0.01 Par Value	$1,588,406,868	170,256,225	$9.33
G Class, $0.01 Par Value	$125,556,358	13,390,587	$9.38
Value Fund
Investor Class, $0.01 Par Value	$1,157,278,247	139,244,261	$8.31
I Class, $0.01 Par Value	$71,336,344	8,550,278	$8.34
Y Class, $0.01 Par Value	$157,719,859	18,901,635	$8.34
A Class, $0.01 Par Valu	$52,947,910	6,384,668	$8.29
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$8.80
C Class, $0.01 Par Value	$2,944,954	366,498	$8.04
R Class, $0.01 Par Value	$204,022,287	24,569,149	$8.30
R5 Class, $0.01 Par Value	$11,047	1,325	$8.34
R6 Class, $0.01 Par Value	$105,851,162	12,681,618	$8.35
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Operations

YEAR ENDED MARCH 31, 2026
	Equity Income Fund	Focused Large Cap Value Fund
Investment Income (Loss)
Income:
Dividends	$150,887,966	$66,769,681
Interest	62,707,043	2,426,110
Securities lending, net	130,812	—
Less foreign taxes withheld	(1,330,456)	(748,664)
	212,395,365	68,447,127

Expenses:
Management fees	54,082,644	15,495,789
Distribution and service fees:
A Class	1,498,631	72,322
C Class	848,068	7,624
R Class	143,490	34,974
Directors' fees and expenses	205,521	87,831
Other expenses	129,522	35
	56,907,876	15,698,575
Fees waived	(48)	(10,125,260)
	56,907,828	5,573,315

Net investment income (loss)	155,487,537	62,873,812

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	596,619,079	344,443,544
Forward foreign currency exchange contract transactions	(18,805,031)	(10,482,093)
Foreign currency translation transactions	472,022	139,826
	578,286,070	334,101,277

Change in net unrealized appreciation (depreciation) on:
Investments	(68,186,393)	(70,860,180)
Forward foreign currency exchange contracts	2,478,546	1,607,768
Translation of assets and liabilities in foreign currencies	437,545	222,617
	(65,270,302)	(69,029,795)

Net realized and unrealized gain (loss)	513,015,768	265,071,482

Net Increase (Decrease) in Net Assets Resulting from Operations	$668,503,305	$327,945,294

See Notes to Financial Statements.

Statements of Operations

YEAR ENDED MARCH 31, 2026
	Mid Cap Value Fund	Small Cap Dividend Fund
Investment Income (Loss)
Income:
Dividends	$171,058,340	$2,865,020
Interest	3,061,924	42,655
Securities lending, net	71,791	18,239
Less foreign taxes withheld	(2,707,539)	(5,059)
	171,484,516	2,920,855

Expenses:
Management fees	48,386,558	830,893
Distribution and service fees:
A Class	389,163	293
C Class	72,659	—
R Class	375,761	1,095
Directors' fees and expenses	207,217	3,189
Other expenses	371,560	2,447
	49,802,918	837,917
Fees waived	(6,441,921)	(608,363)
	43,360,997	229,554

Net investment income (loss)	128,123,519	2,691,301

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	619,206,616	(3,522,523)
Forward foreign currency exchange contract transactions	(22,164,094)	11,662
Foreign currency translation transactions	236,471	(26)
	597,278,993	(3,510,887)

Change in net unrealized appreciation (depreciation) on:
Investments	(97,976,410)	8,406,021
Forward foreign currency exchange contracts	2,210,389	17,436
Translation of assets and liabilities in foreign currencies	50,853	—
	(95,715,168)	8,423,457

Net realized and unrealized gain (loss)	501,563,825	4,912,570

Net Increase (Decrease) in Net Assets Resulting from Operations	$629,687,344	$7,603,871

See Notes to Financial Statements.

Statements of Operations

YEAR ENDED MARCH 31, 2026
	Small Cap Value Fund	Value Fund
Investment Income (Loss)
Income:
Dividends	$76,662,191	$58,235,075
Dividends - affiliated	7,996,489	—
Interest	717,560	1,897,725
Securities lending, net	90,115	9,599
Less foreign taxes withheld	(426,012)	(714,567)
	85,040,343	59,427,832

Expenses:
Management fees	35,399,964	19,220,938
Distribution and service fees:
A Class	160,123	130,028
C Class	154,608	33,601
R Class	27,851	1,049,433
Directors' fees and expenses	133,399	67,542
Other expenses	63,313	101,874
	35,939,258	20,603,416
Fees waived	(1,905,718)	(635,094)
	34,033,540	19,968,322

Net investment income (loss)	51,006,803	39,459,510

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	507,266,302	419,084,762
Investment transactions - affiliated	(57,942,522)	—
Forward foreign currency exchange contract transactions	(1,664,922)	(6,623,520)
Foreign currency translation transactions	(5,002)	100,251
	447,653,856	412,561,493

Change in net unrealized appreciation (depreciation) on:
Investments	(98,876,284)	(131,321,853)
Investments - affiliated	(78,623,693)	—
Forward foreign currency exchange contracts	509,426	553,457
Translation of assets and liabilities in foreign currencies	(2,017)	73,159
	(176,992,568)	(130,695,237)

Net realized and unrealized gain (loss)	270,661,288	281,866,256

Net Increase (Decrease) in Net Assets Resulting from Operations	$321,668,091	$321,325,766

See Notes to Financial Statements.

Statements of Changes in Net Assets

YEARS ENDED MARCH 31, 2026 AND MARCH 31, 2025
	Equity Income Fund		Focused Large Cap Value Fund
Increase (Decrease) in Net Assets	March 31, 2026	March 31, 2025	March 31, 2026	March 31, 2025
Operations
Net investment income (loss)	$155,487,537	$173,017,056	$62,873,812	$79,606,944
Net realized gain (loss)	578,286,070	673,276,064	334,101,277	215,735,048
Change in net unrealized appreciation (depreciation)	(65,270,302)	(154,833,718)	(69,029,795)	32,097,119
Net increase (decrease) in net assets resulting from operations	668,503,305	691,459,402	327,945,294	327,439,111

Distributions to Shareholders
From earnings:
Investor Class	(260,190,481)	(309,301,760)	(65,032,524)	(46,255,599)
I Class	(202,343,355)	(255,276,294)	(3,717,564)	(3,232,689)
Y Class	(73,976,835)	(83,061,744)	—	—
A Class	(55,653,350)	(66,160,874)	(3,224,767)	(2,574,286)
C Class	(6,928,899)	(10,920,853)	(78,115)	(54,939)
R Class	(2,556,913)	(3,223,143)	(792,822)	(528,551)
R5 Class	(162,968)	(841,419)	(1,220)	(847)
R6 Class	(25,145,920)	(39,242,286)	(8,465,128)	(5,010,376)
G Class	(865)	(836)	(229,306,954)	(248,033,522)
Decrease in net assets from distributions	(626,959,586)	(768,029,209)	(310,619,094)	(305,690,809)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(778,952,310)	(1,131,904,579)	(197,216,284)	(502,652,586)

Net increase (decrease) in net assets	(737,408,591)	(1,208,474,386)	(179,890,084)	(480,904,284)

Net Assets
Beginning of period	7,032,535,091	8,241,009,477	2,952,666,887	3,433,571,171
End of period	$6,295,126,500	$7,032,535,091	$2,772,776,803	$2,952,666,887

See Notes to Financial Statements.

Statements of Changes in Net Assets

YEARS ENDED MARCH 31, 2026 AND MARCH 31, 2025
	Mid Cap Value Fund		Small Cap Dividend Fund
Increase (Decrease) in Net Assets	March 31, 2026	March 31, 2025	March 31, 2026	March 31, 2025
Operations
Net investment income (loss)	$128,123,519	$157,067,768	$2,691,301	$1,097,462
Net realized gain (loss)	597,278,993	700,732,743	(3,510,887)	426,294
Change in net unrealized appreciation (depreciation)	(95,715,168)	(356,799,297)	8,423,457	(11,466,397)
Net increase (decrease) in net assets resulting from operations	629,687,344	501,001,214	7,603,871	(9,942,641)

Distributions to Shareholders
From earnings:
Investor Class	(179,493,552)	(129,693,901)	(332,530)	(164,986)
I Class	(135,052,757)	(121,938,764)	(101,860)	(87,298)
Y Class	(40,092,378)	(23,490,397)	—	—
A Class	(18,959,595)	(13,873,917)	(2,275)	(1,511)
C Class	(839,129)	(817,130)	—	—
R Class	(9,112,738)	(6,298,224)	(3,557)	(2,727)
R5 Class	(1,925,236)	(1,444,049)	—	—
R6 Class	(309,451,152)	(259,579,205)	(3,041)	(2,519)
G Class	(124,285,854)	(118,411,741)	(2,534,746)	(1,096,259)
Decrease in net assets from distributions	(819,212,391)	(675,547,328)	(2,978,009)	(1,355,300)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(1,594,914,416)	(1,426,571,440)	(12,349,293)	110,099,171

Net increase (decrease) in net assets	(1,784,439,463)	(1,601,117,554)	(7,723,431)	98,801,230

Net Assets
Beginning of period	7,352,645,764	8,953,763,318	107,307,624	8,506,394
End of period	$5,568,206,301	$7,352,645,764	$99,584,193	$107,307,624

See Notes to Financial Statements.

Statements of Changes in Net Assets

YEARS ENDED MARCH 31, 2026 AND MARCH 31, 2025
	Small Cap Value Fund		Value Fund
Increase (Decrease) in Net Assets	March 31, 2026	March 31, 2025	March 31, 2026	March 31, 2025
Operations
Net investment income (loss)	$51,006,803	$68,511,559	$39,459,510	$42,980,041
Net realized gain (loss)	447,653,856	569,861,731	412,561,493	159,105,486
Change in net unrealized appreciation (depreciation)	(176,992,568)	(804,749,171)	(130,695,237)	(50,079,895)
Net increase (decrease) in net assets resulting from operations	321,668,091	(166,375,881)	321,325,766	152,005,632

Distributions to Shareholders
From earnings:
Investor Class	(59,165,261)	(43,349,212)	(109,181,097)	(115,784,384)
I Class	(144,213,632)	(116,769,918)	(47,373,878)	(51,539,273)
Y Class	(10,174,819)	(7,865,182)	(13,993,118)	(13,183,128)
A Class	(7,631,085)	(5,152,271)	(4,829,959)	(5,060,688)
C Class	(1,971,756)	(1,210,435)	(275,186)	(485,305)
R Class	(654,861)	(410,579)	(18,502,269)	(21,165,087)
R5 Class	(999,468)	(650,134)	(1,002)	(21,436)
R6 Class	(236,937,747)	(157,187,747)	(10,438,385)	(10,639,097)
G Class	(24,350,323)	(27,867,615)	—	—
Decrease in net assets from distributions	(486,098,952)	(360,463,093)	(204,594,894)	(217,878,398)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(1,498,780,126)	(711,050,197)	(528,443,989)	201,699

Net increase (decrease) in net assets	(1,663,210,987)	(1,237,889,171)	(411,713,117)	(65,671,067)

Net Assets
Beginning of period	4,759,867,361	5,997,756,532	2,163,824,927	2,229,495,994
End of period	$3,096,656,374	$4,759,867,361	$1,752,111,810	$2,163,824,927

See Notes to Financial Statements.

Notes to Financial Statements

MARCH 31, 2026

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. The financial statements herein relate to the following funds and the respective share classes offered by the corporation.

Equity Income Fund	Investor, I, Y, A, C, R, R5, R6, G
Focused Large Cap Value Fund	Investor, I, A, C, R, R5, R6, G
Mid Cap Value Fund	Investor, I, Y, A, C, R, R5, R6, G
Small Cap Dividend Fund	Investor, I, A, R, R6, G
Small Cap Value Fund	Investor, I, Y, A, C, R, R5, R6, G
Value Fund	Investor, I, Y, A, C, R, R5, R6

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). A fund's income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — Each fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of a fund's investments is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, municipal securities, convertible bonds and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Equity-linked notes are valued at the mean using market models that consider quotations from dealer and active market makers.  Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded options contracts are valued at a mean as provided by independent pricing services. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Fair Value Measurements — The investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by a fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. The Schedule of Investments provides additional information on a fund's level classifications.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. A fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income —  Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. A fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. For convertible bonds, the premiums attributable only to the debt instrument are amortized. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Equity-Linked Debt and Linked-Equity Securities — A fund may invest in hybrid equity securities, which usually convert into common stock at a date predetermined by the issuer. These securities generally offer a higher yield than that of the common stock to which the security is linked. These instruments are issued by a company other than the one to which the security is linked and carry the credit of the issuer, not that of the underlying common stock. The securities’ appreciation is limited based on a predetermined final cap price at the date of the conversion. Risks of investing in these securities include, but are not limited to, a set time to capture the yield advantage, limited appreciation potential, decline in value of the underlying stock, and failure of the issuer to make income payments or to deliver common stock at maturity.

Repurchase Agreements — A fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. A fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to a fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, a fund may transfer uninvested cash balances into a joint trading account with certain other funds in the American Century Investments family of funds. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. A fund files U.S. federal, state, local and non-U.S. tax returns as applicable. A fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of a fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of a fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date in a manner consistent with provisions of the 1940 Act. A fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization). Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to a fund. In addition, in the normal course of business, a fund may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes a fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, a fund may experience delays in recovery of the loaned securities or delays in access to collateral, or a fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, a fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities, and the remaining contractual maturities of any securities lending transactions are considered overnight and continuous.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides each fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating a fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on the daily net assets of each class and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund’s assets, which do not vary by class. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The annual management fee including any waiver impacts are as follows:

Small Cap Dividend Fund	Annual Management Fee	Management Fee Waived
Investor Class	1.09%	—
I Class	0.89%	—
A Class	1.09%	—
R Class	1.09%	—
R6 Class	0.74%	—
G Class	0.00%(1)	$608,363
(1)Annual management fee before waiver was 0.74%.

For each fund with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account a fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets).

The management fee schedule range and the effective annual management fee including any waiver impacts, if applicable, for the period ended March 31, 2026 are as follows:

Equity Income Fund	Management Fee Schedule Range	Effective Annual Management Fee	Management Fee Waived
Investor Class	0.80% to 1.00%	0.94%	—
I Class	0.60% to 0.80%	0.74%	—
Y Class	0.45% to 0.65%	0.59%	—
A Class	0.80% to 1.00%	0.94%	—
C Class	0.80% to 1.00%	0.94%	—
R Class	0.80% to 1.00%	0.94%	—
R5 Class	0.60% to 0.80%	0.74%	—
R6 Class	0.45% to 0.65%	0.59%	—
G Class	0.45% to 0.65%	0.00%(1)	$48
(1)Effective annual management fee before waiver was 0.59%.

Focused Large Cap Value Fund	Management Fee Schedule Range	Effective Annual Management Fee	Management Fee Waived
Investor Class	0.70% to 0.90%	0.83%	—
I Class	0.50% to 0.70%	0.63%	—
A Class	0.70% to 0.90%	0.83%	—
C Class	0.70% to 0.90%	0.83%	—
R Class	0.70% to 0.90%	0.83%	—
R5 Class	0.50% to 0.70%	0.63%	—
R6 Class	0.35% to 0.55%	0.48%	—
G Class	0.35% to 0.55%	0.00%(1)	$10,125,260
(1)Effective annual management fee before waiver was 0.48%.

Mid Cap Value Fund	Management Fee Schedule Range	Effective Annual Management Fee	Management Fee Waived
Investor Class	0.95% to 0.97%	0.97%	—
I Class	0.75% to 0.77%	0.77%	—
Y Class	0.60% to 0.62%	0.62%	—
A Class	0.95% to 0.97%	0.97%	—
C Class	0.95% to 0.97%	0.97%	—
R Class	0.95% to 0.97%	0.97%	—
R5 Class	0.75% to 0.77%	0.77%	—
R6 Class	0.60% to 0.62%	0.62%	—
G Class	0.60% to 0.62%	0.00%(1)	$6,441,921
(1)Effective annual management fee before waiver was 0.62%.

Small Cap Value Fund	Management Fee Schedule Range	Effective Annual Management Fee	Management Fee Waived
Investor Class	1.00% to 1.25%	1.10%	—
I Class	0.80% to 1.05%	0.90%	—
Y Class	0.65% to 0.90%	0.75%	—
A Class	1.00% to 1.25%	1.10%	—
C Class	1.00% to 1.25%	1.10%	—
R Class	1.00% to 1.25%	1.10%	—
R5 Class	0.80% to 1.05%	0.90%	—
R6 Class	0.65% to 0.90%	0.75%	—
G Class	0.65% to 0.90%	0.00%(1)	$1,905,718
(1)Effective annual management fee before waiver was 0.75%.

Value Fund	Management Fee Schedule Range	Effective Annual Management Fee
		Before Waiver	After Waiver	Management Fee Waived
Investor Class	0.85% to 1.00%	0.98%	0.95%	$346,662
I Class	0.65% to 0.80%	0.78%	0.75%	$135,543
Y Class	0.50% to 0.65%	0.63%	0.60%	$42,763
A Class	0.85% to 1.00%	0.98%	0.95%	$15,593
C Class	0.85% to 1.00%	0.98%	0.95%	$979
R Class	0.85% to 1.00%	0.98%	0.95%	$62,510
R5 Class	0.65% to 0.80%	0.78%	0.75%	$3
R6 Class	0.50% to 0.65%	0.63%	0.60%	$31,041
From April 1, 2025 through July 31, 2025, the investment advisor agreed to waive a portion of the fund’s management fee such that the management fee does not exceed 0.967% for Investor Class, A Class, C Class and R Class, 0.767% for I Class and R5 Class, and 0.617% for Y Class and R6 Class. Effective August 1, 2025, the investment advisor agreed to waive a portion of the fund’s management fee such that the management fee does not exceed 0.945% for Investor Class, A Class, C Class and R Class, 0.745% for I Class and R5 Class, and 0.595% for Y Class and R6 Class. The investment advisor expects this waiver arrangement to continue until July 31, 2026 and cannot terminate it prior to such date without the approval of the Board of Directors.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended March 31, 2026 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Related Party Ownership — A related party, including other funds advised by American Century Investments, may own outstanding shares of a fund. Related parties do not invest in a fund for the purpose of exercising management or control. As of period end, related parties with ownership of 5% or more of the outstanding shares of a fund are as follows:

	Related Party	% of Outstanding Shares
Focused Large Cap Value Fund	American Century Asset Allocation Portfolios, Inc.	54%
Mid Cap Value Fund	American Century Asset Allocation Portfolios, Inc	11%
Small Cap Dividend Fund	American Century Asset Allocation Portfolios, Inc	63%

Interfund Transactions — A fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales and the effect of interfund transactions on the Statement of Operations were as follows:

	Interfund Purchases	Interfund Sales	Net Realized Gain (loss) on Investment Transactions
Mid Cap Value Fund	$670,721	$2,283,293	$(734,108)
Small Cap Dividend Fund	$2,529,087	—	—
Small Cap Value Fund	—	$2,529,087	$(794,877)
Value Fund	$1,358,725	—	—

4. Investment Transactions

Investment transactions, excluding short-term investments and in kind transactions, for the period ended March 31, 2026 were as follows:

	Equity Income Fund	Focused Large Cap Value Fund	Mid Cap Value Fund
Purchases	$2,344,296,514	$2,304,396,963	$4,008,813,595
Sales	$3,716,522,383	$2,768,903,591	$6,273,063,079

	Small Cap Dividend Fund	Small Cap Value Fund	Value Fund
Purchases	$69,409,157	$1,725,683,972	$1,140,214,968
Sales	$82,483,336	$3,393,909,348	$1,384,394,753

For the period ended March 31, 2026, the funds incurred net realized gains from redemptions in kind as follows. A redemption in kind occurs when a fund delivers securities from its portfolio in lieu of cash as payment to a redeeming shareholder.

In kind Net Realized Gain/(Loss)
Small Cap Value Fund	$85,180,253
Value Fund	$188,618,085

5. Capital Share Transactions

Transactions in shares of the funds were as follows:

	Year ended March 31, 2026		Year ended March 31, 2025
	Shares	Amount	Shares	Amount
Equity Income Fund
Investor Class/Shares Authorized	3,900,000,000		3,900,000,000
Sold	11,911,856	$103,968,580	15,079,777	$133,905,130
Issued in reinvestment of distributions	29,512,191	251,311,749	35,160,595	299,715,803
Redeemed	(69,650,334)	(612,245,373)	(75,900,028)	(674,412,408)
	(28,226,287)	(256,965,044)	(25,659,656)	(240,791,475)
I Class/Shares Authorized	4,350,000,000		4,350,000,000
Sold	22,360,393	194,747,620	31,715,701	281,724,182
Issued in reinvestment of distributions	22,544,934	192,493,691	28,414,892	242,678,273
Redeemed	(78,534,398)	(688,542,397)	(125,072,250)	(1,110,348,884)
	(33,629,071)	(301,301,086)	(64,941,657)	(585,946,429)
Y Class/Shares Authorized	750,000,000		750,000,000
Sold	7,379,759	64,615,227	19,623,713	175,793,249
Issued in reinvestment of distributions	8,579,551	73,364,455	9,618,625	82,247,275
Redeemed	(20,361,249)	(178,108,920)	(21,651,385)	(192,997,669)
	(4,401,939)	(40,129,238)	7,590,953	65,042,855
A Class/Shares Authorized	900,000,000		900,000,000
Sold	5,423,571	47,429,077	8,220,162	72,911,407
Issued in reinvestment of distributions	6,187,976	52,664,813	7,342,351	62,538,115
Redeemed	(18,489,565)	(161,491,840)	(20,727,526)	(183,659,675)
	(6,878,018)	(61,397,950)	(5,165,013)	(48,210,153)
C Class/Shares Authorized	250,000,000		250,000,000
Sold	534,618	4,651,270	837,858	7,415,968
Issued in reinvestment of distributions	792,924	6,744,925	1,242,711	10,563,994
Redeemed	(4,612,503)	(40,337,389)	(7,956,364)	(70,567,623)
	(3,284,961)	(28,941,194)	(5,875,795)	(52,587,661)
R Class/Shares Authorized	55,000,000		55,000,000
Sold	386,914	3,367,429	431,309	3,805,740
Issued in reinvestment of distributions	302,319	2,556,806	380,938	3,223,135
Redeemed	(1,193,322)	(10,378,732)	(980,309)	(8,648,006)
	(504,089)	(4,454,497)	(168,062)	(1,619,131)
R5 Class/Shares Authorized	80,000,000		80,000,000
Sold	75,077	650,268	424,433	3,703,382
Issued in reinvestment of distributions	19,125	162,968	97,528	841,418
Redeemed	(68,734)	(607,749)	(9,028,312)	(80,757,069)
	25,468	205,487	(8,506,351)	(76,212,269)
R6 Class/Shares Authorized	800,000,000		800,000,000
Sold	7,305,235	64,940,997	5,105,062	45,443,408
Issued in reinvestment of distributions	2,941,163	25,145,920	4,586,872	39,238,566
Redeemed	(20,113,845)	(176,056,570)	(31,296,960)	(276,263,126)
	(9,867,447)	(85,969,653)	(21,605,026)	(191,581,152)
G Class/Shares Authorized	20,000,000		20,000,000
Issued in reinvestment of distributions	101	865	98	836
Net increase (decrease)	(86,766,243)	$(778,952,310)	(124,330,509)	$(1,131,904,579)

	Year ended March 31, 2026		Year ended March 31, 2025
	Shares	Amount	Shares	Amount
Focused Large Cap Value Fund
Investor Class/Shares Authorized	550,000,000		550,000,000
Sold	7,199,320	$80,084,230	1,970,951	$20,890,800
Issued in reinvestment of distributions	6,168,966	64,285,881	4,449,981	45,707,781
Redeemed	(7,551,276)	(81,383,016)	(7,358,713)	(79,236,722)
	5,817,010	62,987,095	(937,781)	(12,638,141)
I Class/Shares Authorized	40,000,000		40,000,000
Sold	402,655	4,352,700	487,724	5,195,298
Issued in reinvestment of distributions	331,238	3,457,045	297,493	3,059,754
Redeemed	(825,343)	(8,724,043)	(1,082,372)	(11,443,945)
	(91,450)	(914,298)	(297,155)	(3,188,893)
A Class/Shares Authorized	30,000,000		30,000,000
Sold	377,914	4,008,873	284,119	3,019,048
Issued in reinvestment of distributions	278,790	2,904,321	226,522	2,324,547
Redeemed	(642,719)	(6,883,038)	(756,557)	(8,023,296)
	13,985	30,156	(245,916)	(2,679,701)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	14,004	150,562	15,628	164,020
Issued in reinvestment of distributions	7,490	77,991	5,350	54,855
Redeemed	(17,103)	(179,871)	(29,857)	(322,735)
	4,391	48,682	(8,879)	(103,860)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	156,915	1,684,250	158,099	1,683,955
Issued in reinvestment of distributions	70,958	740,271	47,729	490,483
Redeemed	(231,438)	(2,511,040)	(141,442)	(1,514,268)
	(3,565)	(86,519)	64,386	660,170
R5 Class/Shares Authorized	20,000,000		20,000,000
Issued in reinvestment of distributions	117	1,220	82	847
R6 Class/Shares Authorized	150,000,000		150,000,000
Sold	1,745,741	18,984,684	1,663,511	17,529,083
Issued in reinvestment of distributions	806,230	8,407,242	480,784	4,944,385
Redeemed	(2,270,394)	(24,451,260)	(2,406,082)	(25,730,039)
	281,577	2,940,666	(261,787)	(3,256,571)
G Class/Shares Authorized	2,000,000,000		2,000,000,000
Sold	56,664,185	622,320,994	26,811,250	289,915,567
Issued in reinvestment of distributions	21,917,220	229,306,954	24,059,746	248,033,522
Redeemed	(100,550,225)	(1,113,851,234)	(95,208,163)	(1,019,395,526)
	(21,968,820)	(262,223,286)	(44,337,167)	(481,446,437)
Net increase (decrease)	(15,946,755)	$(197,216,284)	(46,024,217)	$(502,652,586)

	Year ended March 31, 2026		Year ended March 31, 2025
	Shares	Amount	Shares	Amount
Mid Cap Value Fund
Investor Class/Shares Authorized	1,150,000,000		1,150,000,000
Sold	5,980,557	$94,087,105	4,918,342	$79,974,726
Issued in reinvestment of distributions	11,622,585	174,175,786	7,975,526	126,209,268
Redeemed	(25,417,914)	(405,197,470)	(23,319,224)	(378,238,092)
	(7,814,772)	(136,934,579)	(10,425,356)	(172,054,098)
I Class/Shares Authorized	1,060,000,000		1,060,000,000
Sold	7,748,634	122,397,040	10,299,620	166,884,617
Issued in reinvestment of distributions	8,738,732	131,208,707	7,288,427	115,476,691
Redeemed	(32,658,083)	(519,113,566)	(52,910,898)	(862,094,431)
	(16,170,717)	(265,507,819)	(35,322,851)	(579,733,123)
Y Class/Shares Authorized	125,000,000		125,000,000
Sold	4,670,189	73,704,966	6,203,662	102,221,014
Issued in reinvestment of distributions	1,850,856	27,802,058	1,020,517	16,178,411
Redeemed	(4,770,267)	(74,323,815)	(3,293,333)	(53,379,262)
	1,750,778	27,183,209	3,930,846	65,020,163
A Class/Shares Authorized	165,000,000		165,000,000
Sold	1,148,158	18,058,259	2,232,345	35,953,260
Issued in reinvestment of distributions	1,169,617	17,454,378	787,672	12,420,546
Redeemed	(3,551,446)	(55,892,798)	(5,444,326)	(89,331,446)
	(1,233,671)	(20,380,161)	(2,424,309)	(40,957,640)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	49,449	757,210	72,576	1,153,458
Issued in reinvestment of distributions	52,989	771,929	50,974	787,875
Redeemed	(211,948)	(3,236,265)	(769,291)	(12,160,322)
	(109,510)	(1,707,126)	(645,741)	(10,218,989)
R Class/Shares Authorized	60,000,000		60,000,000
Sold	334,660	5,235,778	426,097	6,844,553
Issued in reinvestment of distributions	614,506	9,112,730	401,178	6,295,160
Redeemed	(1,342,684)	(21,186,384)	(1,421,792)	(22,942,723)
	(393,518)	(6,837,876)	(594,517)	(9,803,010)
R5 Class/Shares Authorized	25,000,000		25,000,000
Sold	104,366	1,638,936	142,279	2,325,187
Issued in reinvestment of distributions	127,966	1,922,243	91,042	1,442,722
Redeemed	(257,455)	(4,018,510)	(733,358)	(11,835,997)
	(25,123)	(457,331)	(500,037)	(8,068,088)
R6 Class/Shares Authorized	2,000,000,000		2,000,000,000
Sold	17,293,647	275,190,461	21,833,404	355,641,679
Issued in reinvestment of distributions	20,267,262	304,264,468	16,041,285	254,190,966
Redeemed	(87,288,855)	(1,373,454,849)	(67,827,927)	(1,104,877,736)
	(49,727,946)	(793,999,920)	(29,953,238)	(495,045,091)
G Class/Shares Authorized	850,000,000		850,000,000
Sold	6,059,554	96,083,891	7,885,677	130,126,071
Issued in reinvestment of distributions	8,246,519	124,285,853	7,461,761	118,411,741
Redeemed	(37,696,484)	(616,642,557)	(25,837,302)	(424,249,376)
	(23,390,411)	(396,272,813)	(10,489,864)	(175,711,564)
Net increase (decrease)	(97,114,890)	$(1,594,914,416)	(86,425,067)	$(1,426,571,440)

	Year ended March 31, 2026		Year ended March 31, 2025
	Shares	Amount	Shares	Amount
Small Cap Dividend Fund
Investor Class/Shares Authorized	20,000,000		20,000,000
Sold	223,451	$2,314,811	1,471,012	$16,458,479
Issued in reinvestment of distributions	32,508	329,454	15,656	163,781
Redeemed	(434,327)	(4,407,816)	(199,062)	(2,175,758)
	(178,368)	(1,763,551)	1,287,606	14,446,502
I Class/Shares Authorized	20,000,000		20,000,000
Sold	11,210	116,218	92,119	988,561
Issued in reinvestment of distributions	10,047	101,860	8,472	87,298
Redeemed	(95,984)	(960,433)	(33,936)	(345,076)
	(74,727)	(742,355)	66,655	730,783
A Class/Shares Authorized	20,000,000		20,000,000
Sold	7,099	70,500	3,563	37,632
Issued in reinvestment of distributions	224	2,275	148	1,511
Redeemed	(5,734)	(57,109)	(4,732)	(46,659)
	1,589	15,666	(1,021)	(7,516)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	15,828	156,428	17,293	183,359
Issued in reinvestment of distributions	351	3,557	263	2,721
Redeemed	(11,213)	(113,944)	(14,531)	(153,749)
	4,966	46,041	3,025	32,331
R6 Class/Shares Authorized	20,000,000		20,000,000
Sold	4,919	50,412	6,756	69,541
Issued in reinvestment of distributions	300	3,041	244	2,519
Redeemed	(7,245)	(71,730)	(2,871)	(32,099)
	(2,026)	(18,277)	4,129	39,961
G Class/Shares Authorized	100,000,000		100,000,000
Sold	3,716,985	37,350,011	8,578,773	97,290,836
Issued in reinvestment of distributions	250,012	2,534,746	102,902	1,096,259
Redeemed	(4,758,041)	(49,771,574)	(322,920)	(3,529,985)
	(791,044)	(9,886,817)	8,358,755	94,857,110
Net increase (decrease)	(1,039,610)	$(12,349,293)	9,719,149	$110,099,171

	Year ended March 31, 2026		Year ended March 31, 2025
	Shares	Amount	Shares	Amount
Small Cap Value Fund
Investor Class/Shares Authorized	700,000,000		700,000,000
Sold	2,958,569	$28,124,334	5,446,772	$58,186,339
Issued in reinvestment of distributions	6,336,909	57,020,590	3,867,023	41,543,021
Redeemed	(19,948,101)	(192,615,601)	(19,354,018)	(208,769,332)
	(10,652,623)	(107,470,677)	(10,040,223)	(109,039,972)
I Class/Shares Authorized	1,660,000,000		1,660,000,000
Sold	20,944,336	200,480,317	26,276,360	283,238,952
Issued in reinvestment of distributions	14,761,632	135,044,078	9,970,181	108,419,391
Redeemed	(108,634,279)	(1,064,898,450)	(65,897,036)	(716,777,281)
	(72,928,311)	(729,374,055)	(29,650,495)	(325,118,938)
Y Class/Shares Authorized	70,000,000		70,000,000
Sold	1,741,595	16,926,999	7,674,724	84,997,233
Issued in reinvestment of distributions	556,227	5,098,331	288,019	3,137,302
Redeemed	(7,112,242)	(69,303,120)	(2,509,617)	(27,461,619)
	(4,814,420)	(47,277,790)	5,453,126	60,672,916
A Class/Shares Authorized	80,000,000		80,000,000
Sold	1,084,898	10,173,421	1,099,352	11,572,142
Issued in reinvestment of distributions	763,364	6,738,491	438,353	4,640,010
Redeemed	(2,789,277)	(26,139,201)	(2,401,692)	(25,119,257)
	(941,015)	(9,227,289)	(863,987)	(8,907,105)
C Class/Shares Authorized	25,000,000		25,000,000
Sold	74,147	627,287	205,324	1,994,224
Issued in reinvestment of distributions	216,364	1,717,931	109,244	1,058,979
Redeemed	(860,673)	(7,285,122)	(455,032)	(4,363,518)
	(570,162)	(4,939,904)	(140,464)	(1,310,315)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	91,512	854,364	142,420	1,479,951
Issued in reinvestment of distributions	75,114	654,859	39,164	410,579
Redeemed	(194,133)	(1,826,088)	(240,810)	(2,496,047)
	(27,507)	(316,865)	(59,226)	(605,517)
R5 Class/Shares Authorized	20,000,000		20,000,000
Sold	249,580	2,376,463	199,764	2,163,097
Issued in reinvestment of distributions	109,199	999,468	59,710	649,958
Redeemed	(345,063)	(3,371,421)	(295,012)	(3,198,894)
	13,716	4,510	(35,538)	(385,839)
R6 Class/Shares Authorized	1,755,000,000		1,755,000,000
Sold	30,886,043	296,840,597	38,147,099	414,135,615
Issued in reinvestment of distributions	25,102,201	229,660,999	13,953,329	151,673,631
Redeemed	(96,547,165)	(929,718,815)	(66,609,451)	(726,218,036)
	(40,558,921)	(403,217,219)	(14,509,023)	(160,408,790)
G Class/Shares Authorized	325,000,000		325,000,000
Sold	2,834,485	26,873,129	13,110,137	149,899,157
Issued in reinvestment of distributions	2,638,997	24,350,323	2,564,592	27,867,615
Redeemed	(24,385,839)	(248,184,289)	(29,598,029)	(343,713,409)
	(18,912,357)	(196,960,837)	(13,923,300)	(165,946,637)
Net increase (decrease)	(149,391,600)	$(1,498,780,126)	(63,769,130)	$(711,050,197)

	Year ended March 31, 2026		Year ended March 31, 2025
	Shares	Amount	Shares	Amount
Value Fund
Investor Class/Shares Authorized	1,350,000,000		1,350,000,000
Sold	4,947,941	$40,685,188	4,475,888	$36,572,828
Issued in reinvestment of distributions	12,878,368	104,179,627	14,151,399	110,938,799
Redeemed	(21,736,605)	(179,205,401)	(19,771,335)	(161,871,108)
	(3,910,296)	(34,340,586)	(1,144,048)	(14,359,481)
I Class/Shares Authorized	600,000,000		600,000,000
Sold	4,175,575	33,933,765	6,503,518	53,598,114
Issued in reinvestment of distributions	5,830,765	47,301,563	6,511,696	51,263,515
Redeemed	(65,307,882)	(569,592,442)	(10,639,336)	(88,554,481)
	(55,301,542)	(488,357,114)	2,375,878	16,307,148
Y Class/Shares Authorized	130,000,000		130,000,000
Sold	6,473,752	52,887,269	7,816,001	62,663,393
Issued in reinvestment of distributions	1,713,650	13,921,728	1,660,727	13,089,938
Redeemed	(6,439,786)	(52,280,028)	(7,322,262)	(60,510,420)
	1,747,616	14,528,969	2,154,466	15,242,911
A Class/Shares Authorized	60,000,000		60,000,000
Sold	594,594	4,847,165	590,597	4,822,150
Issued in reinvestment of distributions	558,778	4,507,572	603,178	4,719,526
Redeemed	(1,136,427)	(9,323,873)	(2,046,708)	(16,819,926)
	16,945	30,864	(852,933)	(7,278,250)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	18,807	150,293	34,317	274,611
Issued in reinvestment of distributions	34,894	272,771	63,570	482,431
Redeemed	(230,106)	(1,796,566)	(318,255)	(2,500,481)
	(176,405)	(1,373,502)	(220,368)	(1,743,439)
R Class/Shares Authorized	325,000,000		325,000,000
Sold	203,840	1,683,553	528,533	4,255,414
Issued in reinvestment of distributions	2,291,589	18,502,091	2,703,235	21,165,075
Redeemed	(4,882,410)	(40,465,120)	(4,982,841)	(40,960,793)
	(2,386,981)	(20,279,476)	(1,751,073)	(15,540,304)
R5 Class/Shares Authorized	20,000,000		20,000,000
Sold	—	—	19,717	159,718
Issued in reinvestment of distributions	123	1,002	2,694	21,436
Redeemed	—	—	(388,636)	(3,273,582)
	123	1,002	(366,225)	(3,092,428)
R6 Class/Shares Authorized	120,000,000		120,000,000
Sold	3,069,043	25,735,728	3,185,171	26,227,307
Issued in reinvestment of distributions	1,219,279	9,904,722	1,286,850	10,134,491
Redeemed	(4,126,646)	(34,294,596)	(3,144,421)	(25,696,256)
	161,676	1,345,854	1,327,600	10,665,542
Net increase (decrease)	(59,848,864)	$(528,443,989)	1,523,297	$201,699

6. Derivative Instruments

A fund may invest in various types of derivative instruments as permitted by its investment objectives and policies. The following is a summary of the primary underlying risks and derivative strategies used during the period. The Schedule of Investments provides additional information on the value and effect of a fund’s derivative instruments activity.

Foreign Currency Risk — The funds may be subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was as follows:

Equity Income Fund	$469,368,993
Focused Large Cap Value Fund	$251,705,280
Mid Cap Value Fund	$564,227,421
Small Cap Dividend Fund	$1,734,573
Small Cap Value Fund	$50,714,825
Value Fund	$170,272,417

7. Risk Factors

The overall risk profile of a fund will be impacted by the fund’s investment strategy, including the investment vehicles and techniques utilized to manage a portfolio. The net asset value of a fund will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of a fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

8. Federal Tax Information

The tax character of distributions paid during the years ended March 31, 2026 and March 31, 2025 were as follows:
	2026		2025
	Distributions Paid From:		Distributions Paid From:
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Equity Income Fund	$199,371,265	$427,588,321	$199,367,346	$568,661,863
Focused Large Cap Value Fund	$92,503,321	$218,115,773	$110,497,995	$195,192,814
Mid Cap Value Fund	$231,754,555	$587,457,836	$270,443,317	$405,104,011
Small Cap Dividend Fund	$2,849,725	$128,284	$1,281,236	$74,064
Small Cap Value Fund	$66,982,214	$419,116,738	$126,987,674	$233,475,419
Value Fund	$46,979,245	$157,615,649	$55,180,873	$162,697,525

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

The reclassifications, which are primarily due to in kind transactions and tax equalization, were as follows:

	Equity Income Fund	Focused Large Cap Value Fund	Mid Cap Value Fund	Small Cap Dividend Fund	Small Cap Value Fund	Value Fund
Capital paid in	$28,055,862	$27,421,485	$57,577,129	$4,438	$90,298,456	$190,940,143
Distributable earnings (loss)	$(28,055,862)	$(27,421,485)	$(57,577,129)	$(4,438)	$(90,298,456)	$(190,940,143)

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	Equity Income Fund	Focused Large Cap Value Fund	Mid Cap Value Fund
Federal tax cost of investments	$4,890,981,851	$2,297,236,294	$4,888,935,113
Gross tax appreciation of investments	$1,548,452,024	$537,115,512	$862,888,959
Gross tax depreciation of investments	(163,789,481)	(66,896,619)	(200,353,612)
Net tax appreciation (depreciation) of investments	1,384,662,543	470,218,893	662,535,347
Net tax appreciation (depreciation) on derivatives and translation of assets and liabilities in foreign currencies	619,464	264,442	42,458
Net tax appreciation (depreciation)	$1,385,282,007	$470,483,335	$662,577,805
Undistributed ordinary income	$32,971,654	$18,019,879	$79,221,704
Accumulated long-term gains	$241,642,476	$88,744,070	$11,314,444

	Small Cap Dividend Fund	Small Cap Value Fund	Value Fund
Federal tax cost of investments	$102,863,032	$3,032,934,085	$1,337,011,753
Gross tax appreciation of investments	$6,778,121	$570,256,765	$481,861,436
Gross tax depreciation of investments	(9,577,394)	(407,531,248)	(73,628,344)
Net tax appreciation (depreciation) of investments	(2,799,273)	162,725,517	408,233,092
Net tax appreciation (depreciation) on derivatives and translation of assets and liabilities in foreign currencies	—	(2,017)	61,953
Net tax appreciation (depreciation)	$(2,799,273)	$162,723,500	$408,295,045
Undistributed ordinary income	—	$2,358,765	$30,645,878
Accumulated short-term capital losses	$(1,350,551)	—	—
Accumulated long-term capital losses	$(1,345,068)	—	—
Accumulated long-term gains	—	$155,413,682	$54,664,474
Late-year ordinary loss deferral	$(322,985)	—	—

The difference between book-basis and tax-basis unrealized appreciation (depreciation), if any, is attributable primarily to the tax deferral of losses on wash sales and the timing and recognition of partnership income.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Loss deferrals represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Equity Income Fund
Investor Class
2026	$8.71	0.20	0.69	0.89	(0.20)	(0.67)	(0.87)	$8.73	10.68%	0.94%	0.94%	2.29%	2.29%	38%	$2,653,551
2025	$8.84	0.19	0.63	0.82	(0.22)	(0.73)	(0.95)	$8.71	9.70%	0.94%	0.94%	2.21%	2.21%	31%	$2,891,737
2024	$8.76	0.21	0.54	0.75	(0.21)	(0.46)	(0.67)	$8.84	9.09%	0.93%	0.93%	2.46%	2.46%	17%	$3,163,228
2023	$9.86	0.21	(0.53)	(0.32)	(0.21)	(0.57)	(0.78)	$8.76	(3.22)%	0.92%	0.92%	2.29%	2.29%	29%	$3,635,179
2022	$9.45	0.18	0.91	1.09	(0.19)	(0.49)	(0.68)	$9.86	11.74%	0.93%	0.93%	1.83%	1.83%	24%	$4,191,544
I Class
2026	$8.72	0.22	0.70	0.92	(0.22)	(0.67)	(0.89)	$8.75	10.99%	0.74%	0.74%	2.49%	2.49%	38%	$1,977,795
2025	$8.85	0.22	0.62	0.84	(0.24)	(0.73)	(0.97)	$8.72	9.91%	0.74%	0.74%	2.41%	2.41%	31%	$2,264,888
2024	$8.77	0.24	0.53	0.77	(0.23)	(0.46)	(0.69)	$8.85	9.29%	0.73%	0.73%	2.66%	2.66%	17%	$2,874,673
2023	$9.87	0.23	(0.53)	(0.30)	(0.23)	(0.57)	(0.80)	$8.77	(3.03)%	0.72%	0.72%	2.49%	2.49%	29%	$4,265,425
2022	$9.47	0.20	0.90	1.10	(0.21)	(0.49)	(0.70)	$9.87	11.83%	0.73%	0.73%	2.03%	2.03%	24%	$4,912,267
Y Class
2026	$8.73	0.23	0.70	0.93	(0.23)	(0.67)	(0.90)	$8.76	11.14%	0.59%	0.59%	2.64%	2.64%	38%	$747,695
2025	$8.87	0.23	0.61	0.84	(0.25)	(0.73)	(0.98)	$8.73	9.94%	0.59%	0.59%	2.56%	2.56%	31%	$783,660
2024	$8.79	0.24	0.55	0.79	(0.25)	(0.46)	(0.71)	$8.87	9.44%	0.58%	0.58%	2.81%	2.81%	17%	$728,299
2023	$9.89	0.24	(0.53)	(0.29)	(0.24)	(0.57)	(0.81)	$8.79	(2.87)%	0.57%	0.57%	2.64%	2.64%	29%	$227,227
2022	$9.48	0.22	0.90	1.12	(0.22)	(0.49)	(0.71)	$9.89	12.10%	0.58%	0.58%	2.18%	2.18%	24%	$276,001
A Class
2026	$8.70	0.18	0.70	0.88	(0.18)	(0.67)	(0.85)	$8.73	10.54%	1.19%	1.19%	2.04%	2.04%	38%	$579,385
2025	$8.84	0.18	0.61	0.79	(0.20)	(0.73)	(0.93)	$8.70	9.29%	1.19%	1.19%	1.96%	1.96%	31%	$637,673
2024	$8.76	0.20	0.53	0.73	(0.19)	(0.46)	(0.65)	$8.84	8.82%	1.18%	1.18%	2.21%	2.21%	17%	$693,134
2023	$9.86	0.19	(0.53)	(0.34)	(0.19)	(0.57)	(0.76)	$8.76	(3.46)%	1.17%	1.17%	2.04%	2.04%	29%	$747,365
2022	$9.45	0.16	0.90	1.06	(0.16)	(0.49)	(0.65)	$9.86	11.46%	1.18%	1.18%	1.58%	1.58%	24%	$858,437

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Equity Income Fund
C Class
2026	$8.71	0.11	0.69	0.80	(0.11)	(0.67)	(0.78)	$8.73	9.61%	1.94%	1.94%	1.29%	1.29%	38%	$72,324
2025	$8.84	0.11	0.62	0.73	(0.13)	(0.73)	(0.86)	$8.71	8.59%	1.94%	1.94%	1.21%	1.21%	31%	$100,739
2024	$8.76	0.13	0.54	0.67	(0.13)	(0.46)	(0.59)	$8.84	8.00%	1.93%	1.93%	1.46%	1.46%	17%	$154,213
2023	$9.86	0.12	(0.53)	(0.41)	(0.12)	(0.57)	(0.69)	$8.76	(4.17)%	1.92%	1.92%	1.29%	1.29%	29%	$204,407
2022	$9.45	0.08	0.91	0.99	(0.09)	(0.49)	(0.58)	$9.86	10.63%	1.93%	1.93%	0.83%	0.83%	24%	$272,764
R Class
2026	$8.66	0.16	0.68	0.84	(0.16)	(0.67)	(0.83)	$8.67	10.08%	1.44%	1.44%	1.79%	1.79%	38%	$26,904
2025	$8.79	0.15	0.62	0.77	(0.17)	(0.73)	(0.90)	$8.66	9.19%	1.44%	1.44%	1.71%	1.71%	31%	$31,211
2024	$8.72	0.17	0.53	0.70	(0.17)	(0.46)	(0.63)	$8.79	8.46%	1.43%	1.43%	1.96%	1.96%	17%	$33,186
2023	$9.82	0.16	(0.53)	(0.37)	(0.16)	(0.57)	(0.73)	$8.72	(3.71)%	1.42%	1.42%	1.79%	1.79%	29%	$40,525
2022	$9.41	0.13	0.91	1.04	(0.14)	(0.49)	(0.63)	$9.82	11.23%	1.43%	1.43%	1.33%	1.33%	24%	$47,839
R5 Class
2026	$8.71	0.22	0.69	0.91	(0.22)	(0.67)	(0.89)	$8.73	10.89%	0.74%	0.74%	2.49%	2.49%	38%	$1,686
2025	$8.84	0.21	0.63	0.84	(0.24)	(0.73)	(0.97)	$8.71	9.92%	0.74%	0.74%	2.41%	2.41%	31%	$1,459
2024	$8.76	0.24	0.53	0.77	(0.23)	(0.46)	(0.69)	$8.84	9.30%	0.73%	0.73%	2.66%	2.66%	17%	$76,699
2023	$9.86	0.23	(0.53)	(0.30)	(0.23)	(0.57)	(0.80)	$8.76	(3.03)%	0.72%	0.72%	2.49%	2.49%	29%	$64,341
2022	$9.46	0.20	0.90	1.10	(0.21)	(0.49)	(0.70)	$9.86	11.84%	0.73%	0.73%	2.03%	2.03%	24%	$66,131
R6 Class
2026	$8.73	0.24	0.69	0.93	(0.23)	(0.67)	(0.90)	$8.76	11.14%	0.59%	0.59%	2.64%	2.64%	38%	$235,777
2025	$8.86	0.23	0.62	0.85	(0.25)	(0.73)	(0.98)	$8.73	10.06%	0.59%	0.59%	2.56%	2.56%	31%	$321,161
2024	$8.78	0.25	0.54	0.79	(0.25)	(0.46)	(0.71)	$8.86	9.44%	0.58%	0.58%	2.81%	2.81%	17%	$517,571
2023	$9.88	0.24	(0.53)	(0.29)	(0.24)	(0.57)	(0.81)	$8.78	(2.88)%	0.57%	0.57%	2.64%	2.64%	29%	$823,361
2022	$9.47	0.22	0.90	1.12	(0.22)	(0.49)	(0.71)	$9.88	12.10%	0.58%	0.58%	2.18%	2.18%	24%	$1,021,389
G Class
2026	$8.74	0.29	0.69	0.98	(0.28)	(0.67)	(0.95)	$8.77	11.77%	0.00%	0.59%	3.23%	2.64%	38%	$9
2025	$8.87	0.28	0.63	0.91	(0.31)	(0.73)	(1.04)	$8.74	10.70%	0.01%	0.59%	3.14%	2.56%	31%	$8
2024	$8.79	0.29	0.55	0.84	(0.30)	(0.46)	(0.76)	$8.87	10.06%	0.01%	0.58%	3.38%	2.81%	17%	$7
2023	$9.89	0.29	(0.53)	(0.24)	(0.29)	(0.57)	(0.86)	$8.79	(2.34)%	0.01%	0.57%	3.20%	2.64%	29%	$6
2022	$9.48	0.26	0.92	1.18	(0.28)	(0.49)	(0.77)	$9.89	12.72%	0.03%	0.58%	2.73%	2.18%	24%	$7

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Focused Large Cap Value Fund
Investor Class
2026	$10.56	0.17	1.07	1.24	(0.16)	(1.12)	(1.28)	$10.52	12.02%	0.83%	0.83%	1.62%	1.62%	84%	$592,257
2025	$10.54	0.19	0.80	0.99	(0.20)	(0.77)	(0.97)	$10.56	9.77%	0.84%	0.84%	1.79%	1.79%	51%	$533,425
2024	$9.66	0.20	1.05	1.25	(0.20)	(0.17)	(0.37)	$10.54	13.22%	0.84%	0.84%	2.00%	2.00%	45%	$542,359
2023	$10.35	0.19	(0.22)	(0.03)	(0.18)	(0.48)	(0.66)	$9.66	(0.18)%	0.84%	0.84%	1.91%	1.91%	47%	$581,007
2022	$11.80	0.19	1.11	1.30	(0.20)	(2.55)	(2.75)	$10.35	11.82%	0.83%	0.83%	1.59%	1.59%	42%	$613,873
I Class
2026	$10.58	0.19	1.06	1.25	(0.18)	(1.12)	(1.30)	$10.53	12.11%	0.63%	0.63%	1.82%	1.82%	84%	$31,262
2025	$10.56	0.21	0.80	1.01	(0.22)	(0.77)	(0.99)	$10.58	9.98%	0.64%	0.64%	1.99%	1.99%	51%	$32,360
2024	$9.67	0.22	1.06	1.28	(0.22)	(0.17)	(0.39)	$10.56	13.54%	0.64%	0.64%	2.20%	2.20%	45%	$35,437
2023	$10.36	0.21	(0.22)	(0.01)	(0.20)	(0.48)	(0.68)	$9.67	0.02%	0.64%	0.64%	2.11%	2.11%	47%	$35,789
2022	$11.81	0.22	1.10	1.32	(0.22)	(2.55)	(2.77)	$10.36	12.03%	0.63%	0.63%	1.79%	1.79%	42%	$38,604
A Class
2026	$10.56	0.15	1.06	1.21	(0.14)	(1.12)	(1.26)	$10.51	11.64%	1.08%	1.08%	1.37%	1.37%	84%	$28,850
2025	$10.54	0.16	0.80	0.96	(0.17)	(0.77)	(0.94)	$10.56	9.49%	1.09%	1.09%	1.54%	1.54%	51%	$28,831
2024	$9.66	0.17	1.05	1.22	(0.17)	(0.17)	(0.34)	$10.54	12.93%	1.09%	1.09%	1.75%	1.75%	45%	$31,371
2023	$10.34	0.16	(0.20)	(0.04)	(0.16)	(0.48)	(0.64)	$9.66	(0.32)%	1.09%	1.09%	1.66%	1.66%	47%	$31,310
2022	$11.80	0.17	1.09	1.26	(0.17)	(2.55)	(2.72)	$10.34	11.44%	1.08%	1.08%	1.34%	1.34%	42%	$33,334
C Class
2026	$10.57	0.07	1.05	1.12	(0.06)	(1.12)	(1.18)	$10.51	10.77%	1.83%	1.83%	0.62%	0.62%	84%	$834
2025	$10.55	0.09	0.79	0.88	(0.09)	(0.77)	(0.86)	$10.57	8.65%	1.84%	1.84%	0.79%	0.79%	51%	$792
2024	$9.66	0.10	1.06	1.16	(0.10)	(0.17)	(0.27)	$10.55	12.20%	1.84%	1.84%	1.00%	1.00%	45%	$884
2023	$10.35	0.09	(0.21)	(0.12)	(0.09)	(0.48)	(0.57)	$9.66	(1.17)%	1.84%	1.84%	0.91%	0.91%	47%	$1,088
2022	$11.80	0.07	1.11	1.18	(0.08)	(2.55)	(2.63)	$10.35	10.69%	1.83%	1.83%	0.59%	0.59%	42%	$974
R Class
2026	$10.58	0.12	1.06	1.18	(0.11)	(1.12)	(1.23)	$10.53	11.35%	1.33%	1.33%	1.12%	1.12%	84%	$6,595
2025	$10.56	0.14	0.80	0.94	(0.15)	(0.77)	(0.92)	$10.58	9.19%	1.34%	1.34%	1.29%	1.29%	51%	$6,662
2024	$9.67	0.14	1.07	1.21	(0.15)	(0.17)	(0.32)	$10.56	12.74%	1.34%	1.34%	1.50%	1.50%	45%	$5,969
2023	$10.36	0.14	(0.22)	(0.08)	(0.13)	(0.48)	(0.61)	$9.67	(0.67)%	1.34%	1.34%	1.41%	1.41%	47%	$6,348
2022	$11.81	0.14	1.10	1.24	(0.14)	(2.55)	(2.69)	$10.36	11.24%	1.33%	1.33%	1.09%	1.09%	42%	$5,286

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Focused Large Cap Value Fund
R5 Class
2026	$10.58	0.19	1.07	1.26	(0.18)	(1.12)	(1.30)	$10.54	12.21%	0.63%	0.63%	1.82%	1.82%	84%	$11
2025	$10.56	0.21	0.80	1.01	(0.22)	(0.77)	(0.99)	$10.58	9.97%	0.64%	0.64%	1.99%	1.99%	51%	$10
2024	$9.68	0.21	1.06	1.27	(0.22)	(0.17)	(0.39)	$10.56	13.41%	0.64%	0.64%	2.20%	2.20%	45%	$9
2023	$10.36	0.21	(0.21)	—	(0.20)	(0.48)	(0.68)	$9.68	0.13%	0.64%	0.64%	2.11%	2.11%	47%	$8
2022	$11.81	0.22	1.10	1.32	(0.22)	(2.55)	(2.77)	$10.36	12.01%	0.63%	0.63%	1.79%	1.79%	42%	$8
R6 Class
2026	$10.57	0.21	1.06	1.27	(0.20)	(1.12)	(1.32)	$10.52	12.29%	0.48%	0.48%	1.97%	1.97%	84%	$64,735
2025	$10.55	0.23	0.80	1.03	(0.24)	(0.77)	(1.01)	$10.57	10.16%	0.49%	0.49%	2.14%	2.14%	51%	$62,031
2024	$9.67	0.23	1.05	1.28	(0.23)	(0.17)	(0.40)	$10.55	13.60%	0.49%	0.49%	2.35%	2.35%	45%	$64,685
2023	$10.35	0.22	(0.20)	0.02	(0.22)	(0.48)	(0.70)	$9.67	0.27%	0.49%	0.49%	2.26%	2.26%	47%	$147,303
2022	$11.81	0.24	1.09	1.33	(0.24)	(2.55)	(2.79)	$10.35	12.10%	0.48%	0.48%	1.94%	1.94%	42%	$171,044
G Class
2026	$10.58	0.26	1.07	1.33	(0.25)	(1.12)	(1.37)	$10.54	12.89%	0.00%	0.48%	2.45%	1.97%	84%	$2,048,234
2025	$10.56	0.28	0.80	1.08	(0.29)	(0.77)	(1.06)	$10.58	10.68%	0.01%	0.49%	2.62%	2.14%	51%	$2,288,557
2024	$9.68	0.28	1.05	1.33	(0.28)	(0.17)	(0.45)	$10.56	14.13%	0.01%	0.49%	2.83%	2.35%	45%	$2,752,857
2023	$10.36	0.27	(0.21)	0.06	(0.26)	(0.48)	(0.74)	$9.68	0.75%	0.01%	0.49%	2.74%	2.26%	47%	$2,349,375
2022(3)	$10.59	0.01	0.34	0.35	(0.03)	(0.55)	(0.58)	$10.36	3.38%	0.00%	0.47%	1.68%	1.21%	42%(4)	$2,751,213

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)March 15, 2022 (commencement of sale) through March 31, 2022.
(4)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Mid Cap Value Fund
Investor Class
2026	$15.82	0.26	1.20	1.46	(0.24)	(1.89)	(2.13)	$15.15	9.48%	0.98%	0.98%	1.63%	1.63%	62%	$1,356,011
2025	$16.24	0.26	0.67	0.93	(0.25)	(1.10)	(1.35)	$15.82	5.78%	0.97%	0.97%	1.57%	1.57%	50%	$1,539,945
2024	$15.59	0.28	1.20	1.48	(0.28)	(0.55)	(0.83)	$16.24	9.79%	0.98%	0.98%	1.81%	1.81%	54%	$1,750,410
2023	$17.30	0.28	(0.75)	(0.47)	(0.28)	(0.96)	(1.24)	$15.59	(2.58)%	0.98%	0.98%	1.70%	1.70%	64%	$2,150,798
2022	$19.03	0.26	1.95	2.21	(0.25)	(3.69)	(3.94)	$17.30	12.48%	0.97%	0.97%	1.33%	1.33%	50%	$2,325,957
I Class
2026	$15.84	0.29	1.20	1.49	(0.27)	(1.89)	(2.16)	$15.17	9.68%	0.78%	0.78%	1.83%	1.83%	62%	$902,131
2025	$16.26	0.29	0.67	0.96	(0.28)	(1.10)	(1.38)	$15.84	5.99%	0.77%	0.77%	1.77%	1.77%	50%	$1,198,156
2024	$15.61	0.31	1.20	1.51	(0.31)	(0.55)	(0.86)	$16.26	10.00%	0.78%	0.78%	2.01%	2.01%	54%	$1,804,559
2023	$17.32	0.31	(0.75)	(0.44)	(0.31)	(0.96)	(1.27)	$15.61	(2.38)%	0.78%	0.78%	1.90%	1.90%	64%	$1,779,890
2022	$19.04	0.29	1.96	2.25	(0.28)	(3.69)	(3.97)	$17.32	12.75%	0.77%	0.77%	1.53%	1.53%	50%	$1,754,741
Y Class
2026	$15.85	0.32	1.19	1.51	(0.29)	(1.89)	(2.18)	$15.18	9.83%	0.63%	0.63%	1.98%	1.98%	62%	$297,806
2025	$16.27	0.31	0.68	0.99	(0.31)	(1.10)	(1.41)	$15.85	6.15%	0.62%	0.62%	1.92%	1.92%	50%	$283,181
2024	$15.62	0.33	1.20	1.53	(0.33)	(0.55)	(0.88)	$16.27	10.16%	0.63%	0.63%	2.16%	2.16%	54%	$226,761
2023	$17.33	0.33	(0.75)	(0.42)	(0.33)	(0.96)	(1.29)	$15.62	(2.23)%	0.63%	0.63%	2.05%	2.05%	64%	$168,200
2022	$19.05	0.32	1.96	2.28	(0.31)	(3.69)	(4.00)	$17.33	12.91%	0.62%	0.62%	1.68%	1.68%	50%	$192,430
A Class
2026	$15.77	0.22	1.19	1.41	(0.20)	(1.89)	(2.09)	$15.09	9.17%	1.23%	1.23%	1.38%	1.38%	62%	$142,224
2025	$16.19	0.21	0.68	0.89	(0.21)	(1.10)	(1.31)	$15.77	5.53%	1.22%	1.22%	1.32%	1.32%	50%	$168,079
2024	$15.55	0.24	1.19	1.43	(0.24)	(0.55)	(0.79)	$16.19	9.55%	1.23%	1.23%	1.56%	1.56%	54%	$211,867
2023	$17.26	0.23	(0.74)	(0.51)	(0.24)	(0.96)	(1.20)	$15.55	(2.89)%	1.23%	1.23%	1.45%	1.45%	64%	$232,651
2022	$18.99	0.21	1.95	2.16	(0.20)	(3.69)	(3.89)	$17.26	12.23%	1.22%	1.22%	1.08%	1.08%	50%	$303,260
C Class
2026	$15.46	0.10	1.16	1.26	(0.09)	(1.89)	(1.98)	$14.74	8.38%	1.98%	1.98%	0.63%	0.63%	62%	$6,458
2025	$15.91	0.09	0.65	0.74	(0.09)	(1.10)	(1.19)	$15.46	4.67%	1.97%	1.97%	0.57%	0.57%	50%	$8,469
2024	$15.28	0.12	1.18	1.30	(0.12)	(0.55)	(0.67)	$15.91	8.75%	1.98%	1.98%	0.81%	0.81%	54%	$18,982
2023	$16.98	0.11	(0.72)	(0.61)	(0.13)	(0.96)	(1.09)	$15.28	(3.53)%	1.98%	1.98%	0.70%	0.70%	64%	$27,561
2022	$18.75	0.06	1.93	1.99	(0.07)	(3.69)	(3.76)	$16.98	11.37%	1.97%	1.97%	0.33%	0.33%	50%	$39,037

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Mid Cap Value Fund
R Class
2026	$15.70	0.18	1.18	1.36	(0.16)	(1.89)	(2.05)	$15.01	8.89%	1.48%	1.48%	1.13%	1.13%	62%	$69,143
2025	$16.12	0.17	0.68	0.85	(0.17)	(1.10)	(1.27)	$15.70	5.28%	1.47%	1.47%	1.07%	1.07%	50%	$78,489
2024	$15.48	0.20	1.19	1.39	(0.20)	(0.55)	(0.75)	$16.12	9.24%	1.48%	1.48%	1.31%	1.31%	54%	$90,211
2023	$17.19	0.19	(0.74)	(0.55)	(0.20)	(0.96)	(1.16)	$15.48	(3.08)%	1.48%	1.48%	1.20%	1.20%	64%	$95,536
2022	$18.93	0.16	1.94	2.10	(0.15)	(3.69)	(3.84)	$17.19	11.92%	1.47%	1.47%	0.83%	0.83%	50%	$97,311
R5 Class
2026	$15.85	0.29	1.20	1.49	(0.27)	(1.89)	(2.16)	$15.18	9.67%	0.78%	0.78%	1.83%	1.83%	62%	$15,045
2025	$16.27	0.29	0.67	0.96	(0.28)	(1.10)	(1.38)	$15.85	5.99%	0.77%	0.77%	1.77%	1.77%	50%	$16,107
2024	$15.61	0.31	1.21	1.52	(0.31)	(0.55)	(0.86)	$16.27	10.06%	0.78%	0.78%	2.01%	2.01%	54%	$24,671
2023	$17.32	0.31	(0.75)	(0.44)	(0.31)	(0.96)	(1.27)	$15.61	(2.39)%	0.78%	0.78%	1.90%	1.90%	64%	$31,521
2022	$19.05	0.29	1.95	2.24	(0.28)	(3.69)	(3.97)	$17.32	12.68%	0.77%	0.77%	1.53%	1.53%	50%	$46,565
R6 Class
2026	$15.84	0.31	1.19	1.50	(0.29)	(1.89)	(2.18)	$15.16	9.77%	0.63%	0.63%	1.98%	1.98%	62%	$1,979,290
2025	$16.26	0.31	0.68	0.99	(0.31)	(1.10)	(1.41)	$15.84	6.15%	0.62%	0.62%	1.92%	1.92%	50%	$2,854,305
2024	$15.60	0.33	1.21	1.54	(0.33)	(0.55)	(0.88)	$16.26	10.24%	0.63%	0.63%	2.16%	2.16%	54%	$3,417,541
2023	$17.32	0.33	(0.76)	(0.43)	(0.33)	(0.96)	(1.29)	$15.60	(2.30)%	0.63%	0.63%	2.05%	2.05%	64%	$3,653,940
2022	$19.04	0.32	1.96	2.28	(0.31)	(3.69)	(4.00)	$17.32	12.92%	0.62%	0.62%	1.68%	1.68%	50%	$3,591,180
G Class
2026	$15.85	0.42	1.20	1.62	(0.39)	(1.89)	(2.28)	$15.19	10.55%	0.01%	0.63%	2.60%	1.98%	62%	$800,098
2025	$16.27	0.41	0.68	1.09	(0.41)	(1.10)	(1.51)	$15.85	6.82%	0.00%	0.62%	2.54%	1.92%	50%	$1,205,914
2024	$15.62	0.43	1.20	1.63	(0.43)	(0.55)	(0.98)	$16.27	10.84%	0.01%	0.63%	2.78%	2.16%	54%	$1,408,762
2023	$17.33	0.43	(0.75)	(0.32)	(0.43)	(0.96)	(1.39)	$15.62	(1.63)%	0.01%	0.63%	2.67%	2.05%	64%	$1,255,802
2022(3)	$17.81	0.02	0.61	0.63	(0.03)	(1.08)	(1.11)	$17.33	3.55%	0.00%	0.62%	2.11%	1.49%	50%(4)	$1,630,035

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)March 15, 2022 (commencement of sale) through March 31, 2022.
(4)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Small Cap Dividend Fund
Investor Class
2026	$10.17	0.18	0.31	0.49	(0.20)	(0.02)	(0.22)	$10.44	4.85%	1.10%	1.10%	1.72%	1.72%	69%	$15,453
2025	$10.22	0.21	(0.08)	0.13	(0.15)	(0.03)	(0.18)	$10.17	1.26%	1.09%	1.09%	1.90%	1.90%	61%	$16,855
2024	$9.20	0.20	1.00	1.20	(0.18)	—	(0.18)	$10.22	13.27%	1.14%	1.14%	2.17%	2.17%	102%	$3,785
2023(3)	$10.00	0.23	(0.78)	(0.55)	(0.20)	(0.05)	(0.25)	$9.20	(5.40)%	1.10%	1.10%	2.52%	2.52%	54%	$2,604
I Class
2026	$10.17	0.20	0.33	0.53	(0.22)	(0.02)	(0.24)	$10.46	5.21%	0.90%	0.90%	1.92%	1.92%	69%	$4,346
2025	$10.23	0.24	(0.10)	0.14	(0.17)	(0.03)	(0.20)	$10.17	1.36%	0.89%	0.89%	2.10%	2.10%	61%	$4,988
2024	$9.21	0.22	1.00	1.22	(0.20)	—	(0.20)	$10.23	13.60%	0.94%	0.94%	2.37%	2.37%	102%	$4,334
2023(3)	$10.00	0.46	(0.98)	(0.52)	(0.22)	(0.05)	(0.27)	$9.21	(5.22)%	0.90%	0.90%	2.72%	2.72%	54%	$3,420
A Class
2026	$10.16	0.15	0.33	0.48	(0.18)	(0.02)	(0.20)	$10.44	4.75%	1.35%	1.35%	1.47%	1.47%	69%	$123
2025	$10.22	0.20	(0.10)	0.10	(0.13)	(0.03)	(0.16)	$10.16	0.95%	1.34%	1.34%	1.65%	1.65%	61%	$104
2024	$9.20	0.20	0.98	1.18	(0.16)	—	(0.16)	$10.22	12.99%	1.39%	1.39%	1.92%	1.92%	102%	$115
2023(3)	$10.00	0.19	(0.76)	(0.57)	(0.18)	(0.05)	(0.23)	$9.20	(5.62)%	1.35%	1.35%	2.27%	2.27%	54%	$24
R Class
2026	$10.16	0.13	0.31	0.44	(0.16)	(0.02)	(0.18)	$10.42	4.35%	1.60%	1.60%	1.22%	1.22%	69%	$249
2025	$10.23	0.17	(0.10)	0.07	(0.11)	(0.03)	(0.14)	$10.16	0.67%	1.59%	1.59%	1.40%	1.40%	61%	$192
2024	$9.20	0.16	1.01	1.17	(0.14)	—	(0.14)	$10.23	12.83%	1.64%	1.64%	1.67%	1.67%	102%	$162
2023(3)	$10.00	0.20	(0.79)	(0.59)	(0.16)	(0.05)	(0.21)	$9.20	(5.85)%	1.60%	1.60%	2.02%	2.02%	54%	$124
R6 Class
2026	$10.17	0.21	0.33	0.54	(0.23)	(0.02)	(0.25)	$10.46	5.34%	0.75%	0.75%	2.07%	2.07%	69%	$107
2025	$10.23	0.26	(0.10)	0.16	(0.19)	(0.03)	(0.22)	$10.17	1.52%	0.74%	0.74%	2.25%	2.25%	61%	$124
2024	$9.21	0.24	1.00	1.24	(0.22)	—	(0.22)	$10.23	13.77%	0.79%	0.79%	2.52%	2.52%	102%	$83
2023(3)	$10.00	0.25	(0.76)	(0.51)	(0.23)	(0.05)	(0.28)	$9.21	(5.08)%	0.75%	0.75%	2.87%	2.87%	54%	$36
G Class
2026	$10.17	0.29	0.32	0.61	(0.28)	(0.02)	(0.30)	$10.48	6.14%	0.01%	0.75%	2.81%	2.07%	69%	$79,307
2025	$10.23	0.31	(0.07)	0.24	(0.27)	(0.03)	(0.30)	$10.17	2.28%	0.00%	0.74%	2.99%	2.25%	61%	$85,045
2024	$9.21	0.31	1.00	1.31	(0.29)	—	(0.29)	$10.23	14.49%	0.05%	0.79%	3.26%	2.52%	102%	$27
2023(3)	$10.00	0.31	(0.75)	(0.44)	(0.30)	(0.05)	(0.35)	$9.21	(4.31)%	0.01%	0.75%	3.61%	2.87%	54%	$24

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)April 5, 2022 (fund inception) through March 31, 2023.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Small Cap Value Fund
Investor Class
2026	$9.75	0.09	0.58	0.67	(0.10)	(1.14)	(1.24)	$9.18	7.15%	1.10%	1.10%	0.92%	0.92%	42%	$444,060
2025	$10.86	0.10	(0.50)	(0.40)	(0.10)	(0.61)	(0.71)	$9.75	(4.19)%	1.08%	1.08%	0.94%	0.94%	39%	$575,834
2024	$9.24	0.10	1.62	1.72	(0.10)	—	(0.10)	$10.86	18.72%	1.09%	1.09%	1.12%	1.12%	46%	$750,408
2023	$10.40	0.07	(0.92)	(0.85)	(0.06)	(0.25)	(0.31)	$9.24	(8.04)%	1.09%	1.09%	0.74%	0.74%	44%	$869,441
2022	$10.74	0.04	0.45	0.49	(0.06)	(0.77)	(0.83)	$10.40	4.45%	1.09%	1.09%	0.35%	0.35%	43%	$1,107,942
I Class
2026	$9.89	0.11	0.57	0.68	(0.11)	(1.14)	(1.25)	$9.32	7.32%	0.90%	0.90%	1.12%	1.12%	42%	$793,971
2025	$11.00	0.12	(0.49)	(0.37)	(0.13)	(0.61)	(0.74)	$9.89	(3.94)%	0.88%	0.88%	1.14%	1.14%	39%	$1,562,919
2024	$9.36	0.13	1.63	1.76	(0.12)	—	(0.12)	$11.00	18.93%	0.89%	0.89%	1.32%	1.32%	46%	$2,065,440
2023	$10.53	0.09	(0.93)	(0.84)	(0.08)	(0.25)	(0.33)	$9.36	(7.86)%	0.89%	0.89%	0.94%	0.94%	44%	$1,982,752
2022	$10.86	0.06	0.46	0.52	(0.08)	(0.77)	(0.85)	$10.53	4.70%	0.89%	0.89%	0.55%	0.55%	43%	$2,691,383
Y Class
2026	$9.91	0.12	0.58	0.70	(0.12)	(1.14)	(1.26)	$9.35	7.42%	0.75%	0.75%	1.27%	1.27%	42%	$60,736
2025	$11.02	0.15	(0.51)	(0.36)	(0.14)	(0.61)	(0.75)	$9.91	(3.78)%	0.73%	0.73%	1.29%	1.29%	39%	$112,060
2024	$9.37	0.14	1.64	1.78	(0.13)	—	(0.13)	$11.02	19.19%	0.74%	0.74%	1.47%	1.47%	46%	$64,579
2023	$10.54	0.10	(0.92)	(0.82)	(0.10)	(0.25)	(0.35)	$9.37	(7.72)%	0.74%	0.74%	1.09%	1.09%	44%	$67,231
2022	$10.88	0.08	0.45	0.53	(0.10)	(0.77)	(0.87)	$10.54	4.75%	0.74%	0.74%	0.70%	0.70%	43%	$106,557
A Class
2026	$9.60	0.07	0.56	0.63	(0.08)	(1.14)	(1.22)	$9.01	6.83%	1.35%	1.35%	0.67%	0.67%	42%	$58,212
2025	$10.70	0.07	(0.48)	(0.41)	(0.08)	(0.61)	(0.69)	$9.60	(4.40)%	1.33%	1.33%	0.69%	0.69%	39%	$71,075
2024	$9.10	0.08	1.59	1.67	(0.07)	—	(0.07)	$10.70	18.49%	1.34%	1.34%	0.87%	0.87%	46%	$88,474
2023	$10.25	0.05	(0.91)	(0.86)	(0.04)	(0.25)	(0.29)	$9.10	(8.30)%	1.34%	1.34%	0.49%	0.49%	44%	$89,315
2022	$10.60	0.01	0.45	0.46	(0.04)	(0.77)	(0.81)	$10.25	4.20%	1.34%	1.34%	0.10%	0.10%	43%	$113,658
C Class
2026	$8.76	(0.01)	0.51	0.50	(0.02)	(1.14)	(1.16)	$8.10	5.98%	2.10%	2.10%	(0.08)%	(0.08)%	42%	$11,647
2025	$9.83	(0.01)	(0.44)	(0.45)	(0.01)	(0.61)	(0.62)	$8.76	(5.14)%	2.08%	2.08%	(0.06)%	(0.06)%	39%	$17,589
2024	$8.37	0.01	1.46	1.47	(0.01)	—	(0.01)	$9.83	17.54%	2.09%	2.09%	0.12%	0.12%	46%	$21,117
2023	$9.48	(0.02)	(0.84)	(0.86)	—(3)	(0.25)	(0.25)	$8.37	(8.99)%	2.09%	2.09%	(0.26)%	(0.26)%	44%	$21,277
2022	$9.90	(0.06)	0.42	0.36	(0.01)	(0.77)	(0.78)	$9.48	3.49%	2.09%	2.09%	(0.65)%	(0.65)%	43%	$26,317

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Small Cap Value Fund
R Class
2026	$9.50	0.04	0.56	0.60	(0.06)	(1.14)	(1.20)	$8.90	6.58%	1.60%	1.60%	0.42%	0.42%	42%	$5,193
2025	$10.60	0.05	(0.49)	(0.44)	(0.05)	(0.61)	(0.66)	$9.50	(4.68)%	1.58%	1.58%	0.44%	0.44%	39%	$5,807
2024	$9.02	0.06	1.57	1.63	(0.05)	—	(0.05)	$10.60	18.14%	1.59%	1.59%	0.62%	0.62%	46%	$7,104
2023	$10.16	0.02	(0.89)	(0.87)	(0.02)	(0.25)	(0.27)	$9.02	(8.44)%	1.59%	1.59%	0.24%	0.24%	44%	$7,017
2022	$10.53	(0.02)	0.44	0.42	(0.02)	(0.77)	(0.79)	$10.16	3.87%	1.59%	1.59%	(0.15)%	(0.15)%	43%	$7,314
R5 Class
2026	$9.90	0.11	0.57	0.68	(0.11)	(1.14)	(1.25)	$9.33	7.19%	0.90%	0.90%	1.12%	1.12%	42%	$8,875
2025	$11.01	0.12	(0.49)	(0.37)	(0.13)	(0.61)	(0.74)	$9.90	(3.94)%	0.88%	0.88%	1.14%	1.14%	39%	$9,274
2024	$9.37	0.13	1.63	1.76	(0.12)	—	(0.12)	$11.01	18.91%	0.89%	0.89%	1.32%	1.32%	46%	$10,710
2023	$10.54	0.09	(0.93)	(0.84)	(0.08)	(0.25)	(0.33)	$9.37	(7.85)%	0.89%	0.89%	0.94%	0.94%	44%	$14,369
2022	$10.87	0.06	0.46	0.52	(0.08)	(0.77)	(0.85)	$10.54	4.70%	0.89%	0.89%	0.55%	0.55%	43%	$14,646
R6 Class
2026	$9.89	0.13	0.57	0.70	(0.12)	(1.14)	(1.26)	$9.33	7.44%	0.75%	0.75%	1.27%	1.27%	42%	$1,588,407
2025	$11.01	0.14	(0.51)	(0.37)	(0.14)	(0.61)	(0.75)	$9.89	(3.88)%	0.73%	0.73%	1.29%	1.29%	39%	$2,084,887
2024	$9.36	0.14	1.64	1.78	(0.13)	—	(0.13)	$11.01	19.21%	0.74%	0.74%	1.47%	1.47%	46%	$2,479,758
2023	$10.53	0.11	(0.93)	(0.82)	(0.10)	(0.25)	(0.35)	$9.36	(7.73)%	0.74%	0.74%	1.09%	1.09%	44%	$1,992,368
2022	$10.86	0.08	0.46	0.54	(0.10)	(0.77)	(0.87)	$10.53	4.86%	0.74%	0.74%	0.70%	0.70%	43%	$1,779,113
G Class
2026	$9.92	0.20	0.58	0.78	(0.18)	(1.14)	(1.32)	$9.38	8.25%	0.00%	0.75%	2.02%	1.27%	42%	$125,556
2025	$11.04	0.22	(0.51)	(0.29)	(0.22)	(0.61)	(0.83)	$9.92	(3.16)%	0.00%	0.73%	2.02%	1.29%	39%	$320,423
2024	$9.39	0.22	1.64	1.86	(0.21)	—	(0.21)	$11.04	20.01%	0.00%	0.74%	2.21%	1.47%	46%	$510,166
2023	$10.55	0.18	(0.93)	(0.75)	(0.16)	(0.25)	(0.41)	$9.39	(7.04)%	0.01%	0.74%	1.82%	1.09%	44%	$300,172
2022	$10.89	0.16	0.45	0.61	(0.18)	(0.77)	(0.95)	$10.55	5.62%	0.00%	0.74%	1.44%	0.70%	43%	$343,209

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Value Fund
Investor Class
2026	$7.99	0.15	0.98	1.13	(0.14)	(0.67)	(0.81)	$8.31	14.50%	0.96%	0.99%	1.82%	1.79%	55%	$1,157,278
2025	$8.28	0.16	0.40	0.56	(0.16)	(0.69)	(0.85)	$7.99	7.09%	0.97%	0.98%	1.94%	1.93%	44%	$1,143,745
2024	$7.77	0.17	0.92	1.09	(0.17)	(0.41)	(0.58)	$8.28	14.62%	1.01%	1.02%	2.18%	2.17%	35%	$1,194,845
2023	$9.16	0.16	(0.38)	(0.22)	(0.16)	(1.01)	(1.17)	$7.77	(2.23)%	1.02%	1.02%	1.95%	1.95%	42%	$1,193,571
2022	$9.32	0.14	0.94	1.08	(0.15)	(1.09)	(1.24)	$9.16	12.26%	1.01%	1.01%	1.52%	1.52%	41%	$1,309,198
I Class
2026	$8.02	0.16	0.99	1.15	(0.16)	(0.67)	(0.83)	$8.34	14.66%	0.76%	0.79%	2.02%	1.99%	55%	$71,336
2025	$8.31	0.18	0.40	0.58	(0.18)	(0.69)	(0.87)	$8.02	7.28%	0.77%	0.78%	2.14%	2.13%	44%	$511,895
2024	$7.79	0.19	0.93	1.12	(0.19)	(0.41)	(0.60)	$8.31	14.95%	0.81%	0.82%	2.38%	2.37%	35%	$510,614
2023	$9.18	0.18	(0.39)	(0.21)	(0.17)	(1.01)	(1.18)	$7.79	(2.03)%	0.82%	0.82%	2.15%	2.15%	42%	$454,802
2022	$9.34	0.16	0.94	1.10	(0.17)	(1.09)	(1.26)	$9.18	12.44%	0.81%	0.81%	1.72%	1.72%	41%	$520,321
Y Class
2026	$8.02	0.18	0.98	1.16	(0.17)	(0.67)	(0.84)	$8.34	14.83%	0.61%	0.64%	2.17%	2.14%	55%	$157,720
2025	$8.31	0.19	0.40	0.59	(0.19)	(0.69)	(0.88)	$8.02	7.45%	0.62%	0.63%	2.29%	2.28%	44%	$137,534
2024	$7.79	0.20	0.93	1.13	(0.20)	(0.41)	(0.61)	$8.31	15.12%	0.66%	0.67%	2.53%	2.52%	35%	$124,612
2023	$9.18	0.19	(0.38)	(0.19)	(0.19)	(1.01)	(1.20)	$7.79	(1.89)%	0.67%	0.67%	2.30%	2.30%	42%	$109,655
2022	$9.34	0.18	0.93	1.11	(0.18)	(1.09)	(1.27)	$9.18	12.61%	0.66%	0.66%	1.87%	1.87%	41%	$128,721
A Class
2026	$7.97	0.13	0.98	1.11	(0.12)	(0.67)	(0.79)	$8.29	14.26%	1.21%	1.24%	1.57%	1.54%	55%	$52,948
2025	$8.27	0.14	0.39	0.53	(0.14)	(0.69)	(0.83)	$7.97	6.70%	1.22%	1.23%	1.69%	1.68%	44%	$50,780
2024	$7.75	0.15	0.93	1.08	(0.15)	(0.41)	(0.56)	$8.27	14.51%	1.26%	1.27%	1.93%	1.92%	35%	$59,682
2023	$9.15	0.14	(0.39)	(0.25)	(0.14)	(1.01)	(1.15)	$7.75	(2.58)%	1.27%	1.27%	1.70%	1.70%	42%	$55,295
2022	$9.31	0.12	0.93	1.05	(0.12)	(1.09)	(1.21)	$9.15	12.00%	1.26%	1.26%	1.27%	1.27%	41%	$69,880
C Class
2026	$7.75	0.07	0.95	1.02	(0.06)	(0.67)	(0.73)	$8.04	13.43%	1.96%	1.99%	0.82%	0.79%	55%	$2,945
2025	$8.05	0.08	0.39	0.47	(0.08)	(0.69)	(0.77)	$7.75	6.05%	1.97%	1.98%	0.94%	0.93%	44%	$4,207
2024	$7.56	0.09	0.90	0.99	(0.09)	(0.41)	(0.50)	$8.05	13.59%	2.01%	2.02%	1.18%	1.17%	35%	$6,145
2023	$8.95	0.08	(0.38)	(0.30)	(0.08)	(1.01)	(1.09)	$7.56	(3.28)%	2.02%	2.02%	0.95%	0.95%	42%	$8,718
2022	$9.13	0.05	0.91	0.96	(0.05)	(1.09)	(1.14)	$8.95	11.15%	2.01%	2.01%	0.52%	0.52%	41%	$9,886

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Value Fund
R Class
2026	$7.99	0.11	0.97	1.08	(0.10)	(0.67)	(0.77)	$8.30	13.97%	1.46%	1.49%	1.32%	1.29%	55%	$204,022
2025	$8.27	0.12	0.41	0.53	(0.12)	(0.69)	(0.81)	$7.99	6.54%	1.47%	1.48%	1.44%	1.43%	44%	$215,245
2024	$7.76	0.13	0.92	1.05	(0.13)	(0.41)	(0.54)	$8.27	14.06%	1.51%	1.52%	1.68%	1.67%	35%	$237,549
2023	$9.15	0.12	(0.38)	(0.26)	(0.12)	(1.01)	(1.13)	$7.76	(2.72)%	1.52%	1.52%	1.45%	1.45%	42%	$230,445
2022	$9.31	0.10	0.93	1.03	(0.10)	(1.09)	(1.19)	$9.15	11.70%	1.51%	1.51%	1.02%	1.02%	41%	$254,460
R5 Class
2026	$8.01	0.17	0.99	1.16	(0.16)	(0.67)	(0.83)	$8.34	14.82%	0.76%	0.79%	2.02%	1.99%	55%	$11
2025	$8.30	0.19	0.39	0.58	(0.18)	(0.69)	(0.87)	$8.01	7.29%	0.77%	0.78%	2.14%	2.13%	44%	$10
2024	$7.79	0.19	0.92	1.11	(0.19)	(0.41)	(0.60)	$8.30	14.81%	0.81%	0.82%	2.38%	2.37%	35%	$3,051
2023	$9.18	0.18	(0.39)	(0.21)	(0.17)	(1.01)	(1.18)	$7.79	(2.01)%	0.82%	0.82%	2.15%	2.15%	42%	$2,659
2022	$9.34	0.16	0.94	1.10	(0.17)	(1.09)	(1.26)	$9.18	12.45%	0.81%	0.81%	1.72%	1.72%	41%	$2,618
R6 Class
2026	$8.02	0.18	0.99	1.17	(0.17)	(0.67)	(0.84)	$8.35	14.96%	0.61%	0.64%	2.17%	2.14%	55%	$105,851
2025	$8.31	0.19	0.40	0.59	(0.19)	(0.69)	(0.88)	$8.02	7.44%	0.62%	0.63%	2.29%	2.28%	44%	$100,409
2024	$7.79	0.20	0.93	1.13	(0.20)	(0.41)	(0.61)	$8.31	15.12%	0.66%	0.67%	2.53%	2.52%	35%	$92,998
2023	$9.18	0.19	(0.38)	(0.19)	(0.19)	(1.01)	(1.20)	$7.79	(1.89)%	0.67%	0.67%	2.30%	2.30%	42%	$82,438
2022	$9.34	0.18	0.93	1.11	(0.18)	(1.09)	(1.27)	$9.18	12.61%	0.66%	0.66%	1.87%	1.87%	41%	$107,011

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Directors of American Century Capital Portfolios, Inc.:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Equity Income Fund, Focused Large Cap Value Fund, Mid Cap Value Fund, Small Cap Value Fund, Value Fund, and Small Cap Dividend Fund (the “Funds”), six of the funds constituting American Century Capital Portfolios, Inc., as of March 31, 2026, the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2026, and the results of their operations, the changes in their net assets, and the financial highlights for the periods listed in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Fund Constituting American Century Capital Portfolios, Inc.	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Equity Income Fund	For the year ended March 31, 2026	For the years ended March 31, 2026 and 2025	For the years ended March 31, 2026, 2025, 2024, 2023, and 2022
Focused Large Cap Value Fund
Mid Cap Value Fund
Small Cap Value Fund
Value Fund
Small Cap Dividend Fund			For years ended March 31, 2026, 2025, and 2024, and the period from April 5, 2022 (fund inception) through March 31, 2023

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
May 19, 2026

We have served as the auditor of one or more American Century investment companies since 1997.

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code (IRC).

The funds hereby designate up to the maximum amount allowable as qualified dividend income for the fiscal year ended March 31, 2026.

The funds hereby designate the following, or up to the maximum amount allowable, for the fiscal year ended March 31, 2026.

	Corporate Dividends Received Deduction	Qualified Short-Term Capital Gain Distributions (IRC Section 871)	Long-Term Capital Gain Distributions (20% Rate)
Equity Income Fund	$119,685,256	$47,629,333	$448,392,137
Focused Large Cap Value Fund	$52,092,430	$39,084,008	$237,178,934
Mid Cap Value Fund	$114,026,260	$132,532,841	$618,235,018
Small Cap Dividend Fund	$2,192,122	$53,083	$128,284
Small Cap Value Fund	$53,870,137	$19,234,228	$440,952,306
Value Fund	$44,640,753	$13,303,850	$165,000,548

The funds utilized the following earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction (tax equalization) during the period ended March 31, 2026.

Dividends Paid Deduction (Tax Equalization)
Equity Income Fund	$28,576,911
Focused Large Cap Value Fund	$27,431,800
Mid Cap Value Fund	$57,678,057
Small Cap Dividend Fund	—
Small Cap Value Fund	$22,275,330
Value Fund	$11,059,675

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2026 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-92268 2605

(b) The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The remuneration paid to directors, officers and others is included as part of the financial statements and other information filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

None.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Registrant’s Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to American Century Asset Allocation Portfolios, Inc.’s Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005.

(a)(2) Not applicable.

(a)(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Capital Portfolios, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	May 28, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	May 28, 2026

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	May 28, 2026